Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

July 31, 2019 (unaudited)

in

	Shares	Value
Exchange Traded Note — 0.4%

Volatility Note — 0.4%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $3,214,294)	128,647	$3,034,783
Exchange Traded Vehicles — 4.6%
British Pound Fund — 0.0%(b)
Invesco CurrencyShares British Pound Sterling Trust*	63	7,431
Euro Fund — 2.3%
Invesco CurrencyShares Euro Currency Trust*(a)	188,292	19,821,499
Japanese Yen Fund — 1.1%
Invesco CurrencyShares Japanese Yen Trust*(a)	106,273	9,296,762
Silver Fund — 0.6%
iShares Silver Trust*(a)	326,362	4,963,966
U.S. Dollar Fund — 0.6%
Invesco DB U.S. Dollar Index Bullish Fund(a)	183,951	4,917,010
Total Exchange Traded Vehicles
(Cost $39,066,395)		39,006,668
Investment Companies — 94.9%
Asia ex Japan Equity Funds — 2.3%
iShares Core MSCI Pacific ETF(a)	149,956	8,303,064
iShares MSCI All Country Asia ex Japan ETF(a)	130,330	8,844,194
Vanguard FTSE Pacific ETF	34,731	2,262,030

Total Asia ex Japan Equity Funds		19,409,288

Bank Loan Funds — 5.3%
Invesco Senior Loan ETF(a)	1,292,998	29,506,214
SPDR Blackstone / GSO Senior Loan ETF	332,061	15,430,875

Total Bank Loan Funds		44,937,089

BRIC Equity Funds — 3.4%
iShares China Large-Cap ETF(a)	342,077	14,059,365
iShares MSCI China ETF(a)	192,377	11,248,283
SPDR S&P China ETF(a)	34,618	3,253,399

Total BRIC Equity Funds		28,561,047

Broad Fund — 0.4%
FlexShares Global Upstream Natural Resources Index Fund(a)	100,928	3,268,049

Emerging Bonds - Local Currency Funds — 2.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF(a)	78,025	2,170,655
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	407,289	14,092,199
WisdomTree Emerging Markets Local Debt Fund(a)	14,161	504,132

Total Emerging Bonds - Local Currency Funds		16,766,986

Emerging Bonds - USD Funds — 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	134,552	15,295,871
Vanguard Emerging Markets Government Bond ETF(a)	16,559	1,342,604

Total Emerging Bonds - USD Funds		16,638,475

	Shares	Value
Investment Companies (continued)
Emerging Markets Small Cap Equity Fund — 2.1%
SPDR S&P Emerging Markets SmallCap ETF	388,003	$17,285,534

Europe Equity Funds — 2.1%
iShares Core MSCI Europe ETF	6,693	303,260
iShares MSCI Eurozone ETF	14,556	560,188
Vanguard FTSE Europe ETF	23,839	1,274,671
Xtrackers MSCI Europe Hedged Equity ETF	537,289	15,726,449

Total Europe Equity Funds		17,864,568

Floating Rate - Investment Grade Funds — 8.9%
iShares Floating Rate Bond ETF(a)	1,047,569	53,363,165
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF(a)	711,637	21,875,721

Total Floating Rate - Investment Grade Funds		75,238,886

High Yield Corporate Bond Funds — 1.8%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	165,506	7,707,614
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	283,110	7,686,437

Total High Yield Corporate Bond Funds		15,394,051

International Equity Core Fund — 2.7%
Xtrackers MSCI EAFE Hedged Equity ETF(a)	722,645	22,972,885

International Large Cap Growth Fund — 0.8%
iShares MSCI EAFE Growth ETF(a)	86,115	6,876,283

International Small Cap Equity Funds — 7.9%
Schwab International Small-Cap Equity ETF(a)	603,580	19,290,417
Vanguard FTSE All World ex-U.S. Small-Cap ETF	454,537	46,812,765

Total International Small Cap Equity Funds		66,103,182

Investment Grade Corporate Bond Funds — 9.9%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	77,229	4,409,776
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	374,385	46,547,287
SPDR Portfolio Short Term Corporate Bond ETF(a)	11,220	344,790
Vanguard Intermediate-Term Corporate Bond ETF(a)	338,319	30,391,196
Vanguard Short-Term Corporate Bond ETF(a)	19,561	1,576,421

Total Investment Grade Corporate Bond Funds		83,269,470

Japan Equity Funds — 2.7%
iShares MSCI Japan ETF(a)	200,839	10,915,600
Xtrackers MSCI Japan Hedged Equity ETF	296,403	11,375,947

Total Japan Equity Funds		22,291,547

Mortgage Backed Securities Funds — 2.9%
iShares MBS ETF	142,807	15,384,598

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Investment Companies (continued)
Mortgage Backed Securities Funds (continued)
Vanguard Mortgage-Backed Securities ETF	169,162	$8,957,128

Total Mortgage Backed Securities Funds		24,341,726

Municipal Bond Fund — 0.3%
VanEck Vectors High-Yield Municipal Index ETF(a)	38,419	2,452,285

U.S. Large Cap Core Funds — 2.5%
Consumer Discretionary Select Sector SPDR Fund(a)	68,000	8,208,960
Financial Select Sector SPDR Fund(a)	217,238	6,136,973
Health Care Select Sector SPDR Fund(a)	44,344	4,041,512
Invesco KBW Bank ETF(a)	13,194	693,741
SPDR S&P Bank ETF(a)	46,341	2,074,687
Technology Select Sector SPDR Fund(a)	2,372	191,586

Total U.S. Large Cap Core Funds		21,347,459

U.S. Medium Term Treasury Bond Funds — 1.6%
iShares 3-7 Year Treasury Bond ETF	50,508	6,331,178
Schwab Intermediate-Term U.S. Treasury ETF(a)	67,521	3,702,852
Vanguard Intermediate-Term Treasury ETF(a)	49,449	3,252,755

Total U.S. Medium Term Treasury Bond Funds		13,286,785

U.S. Momentum Fund — 1.1%
iShares Edge MSCI USA Momentum Factor ETF(a)	76,656	9,254,679

U.S. Preferred Funds — 0.4%
Invesco Preferred ETF(a)	52,600	784,266
iShares Preferred & Income Securities ETF(a)	62,863	2,347,933

Total U.S. Preferred Funds		3,132,199

U.S. Small Cap Core Funds — 0.6%
iShares Russell 2000 ETF(a)	18,735	2,933,152
Schwab U.S. Small-Cap ETF(a)	8,000	579,360
Vanguard Small-Cap ETF(a)	11,091	1,758,367

Total U.S. Small Cap Core Funds		5,270,879

U.S. Small Cap Growth Funds — 0.1%
iShares Russell 2000 Growth ETF(a)	1,862	378,898
iShares S&P Small-Cap 600 Growth ETF	1,229	226,578
Vanguard Small-Cap Growth ETF	2,001	379,150

Total U.S. Small Cap Growth Funds		984,626

U.S. Ultra Short Term Treasury Bond Funds — 31.1%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	220,015	22,078,505
Invesco Treasury Collateral ETF	36,253	3,827,229
iShares Short Treasury Bond ETF(a)(c)	1,546,787	171,105,578
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	706,908	64,759,842

Total U.S. Ultra Short Term Treasury Bond Funds		261,771,154

Total Investment Companies
(Cost $793,949,293)		798,719,132

	Shares	Value
Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(d)
(Cost $1,066,517)	1,066,517	$1,066,517

Investment of Cash Collateral For Securities Loaned — 11.5%
Money Market Fund — 11.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(d)
(Cost $96,513,866)	96,513,866	96,513,866

Total Investments — 111.5%
(Cost $933,810,365)		938,340,966
Other Assets and Liabilities, Net — (11.5)%		(96,994,713)
Net Assets — 100.0%		$841,346,253

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $188,201,570; total market value of collateral held by the Fund was $192,954,721. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $96,440,855.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $701,267.
(d)	Reflects the 1-day yield at July 31, 2019.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.89	7/02/2020	Monthly	$414,190	$–
Consumer Discretionary Select Sector SPDR Fund	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	414,190	–
Energy Select Sector SPDR Fund	Morgan Stanley	2.42	7/02/2020	Monthly	(128,786)	–
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(128,786)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.89	7/02/2020	Monthly	619,268	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	2.89	7/02/2020	Monthly	164,879	–
FlexShares Global Upstream Natural Resources Index Fund	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	164,879	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,113,985	–
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	1,113,985	–
Graniteshares Gold Trust	Morgan Stanley	(7.65)	7/02/2020	Monthly	(14,038)	–
Graniteshares Gold Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(14,038)	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.89	7/02/2020	Monthly	407,852	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.45)	7/02/2020	Monthly	(549,373)	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(549,373)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.89	7/02/2020	Monthly	354	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	354	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.89	7/02/2020	Monthly	1,000,065	–
Invesco CurrencyShares Euro Currency Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	1,000,065	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.89	7/02/2020	Monthly	469,068	–
Invesco CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	469,068	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.89	7/02/2020	Monthly	248,081	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	248,081	–
Invesco KBW Bank ETF	Morgan Stanley	2.89	7/02/2020	Monthly	35,032	–
Invesco KBW Bank ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	35,018	–
Invesco Preferred ETF	Morgan Stanley	2.89	7/02/2020	Monthly	39,571	–
Invesco Preferred ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	39,571	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1.00	7/02/2020	Monthly	(1,768,782)	–
Invesco S&P 500 Low Volatility ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,768,782)	–
Invesco Senior Loan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,488,708	–
Invesco Senior Loan ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	1,488,708	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.89	7/02/2020	Monthly	193,088	–
Invesco Treasury Collateral ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	193,088	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.89	7/02/2020	Monthly	153,123	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	153,123	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	$388,860	$–
iShares 0-5 Year High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	388,860	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1.65	7/02/2020	Monthly	(296,212)	–
iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(296,212)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	319,392	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	319,392	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	222,462	–
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	222,462	–
iShares China Large-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,418,690	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(345,739)	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(345,739)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(2,847,464)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(2,847,464)	–
iShares Core MSCI Europe ETF	Morgan Stanley	2.89	7/02/2020	Monthly	15,315	–
iShares Core MSCI Europe ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	15,315	–
iShares Core MSCI Pacific ETF	Morgan Stanley	2.89	7/02/2020	Monthly	418,929	–
iShares Core MSCI Pacific ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	418,929	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	(0.80)	7/02/2020	Monthly	(171,804)	–
iShares Core S&P U.S. Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(171,804)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.90)	7/02/2020	Monthly	(550,024)	–
iShares Core S&P U.S. Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(549,928)	–
iShares Core U.S. REIT ETF	Morgan Stanley	(3.00)	7/02/2020	Monthly	(52,314)	–
iShares Core U.S. REIT ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(52,314)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(1,529,479)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,529,479)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.75	7/02/2020	Monthly	(4,389,936)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(4,389,936)	–
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	2.89	7/02/2020	Monthly	466,984	–
iShares Edge MSCI USA Momentum Factor ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	466,984	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	2,692,383	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	2,692,383	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	2,346,231	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	2,346,231	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.75	7/02/2020	Monthly	(3,567,607)	–
iShares iBoxx High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(3,567,607)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	771,774	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	$771,774	$–
iShares MBS ETF	Morgan Stanley	2.89	7/02/2020	Monthly	776,195	–
iShares MBS ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	776,195	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	446,247	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	446,247	–
iShares MSCI China ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,135,020	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	346,948	–
iShares MSCI EAFE Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	346,948	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.89	7/02/2020	Monthly	28,248	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	28,248	–
iShares MSCI Japan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	550,729	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	550,729	–
iShares Preferred & Income Securities ETF	Morgan Stanley	2.89	7/02/2020	Monthly	118,474	–
iShares Preferred & Income Securities ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	118,474	–
iShares Russell 2000 ETF	Morgan Stanley	2.89	7/02/2020	Monthly	147,949	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	147,949	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	19,128	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	19,128	–
iShares Russell 2000 Value ETF	Morgan Stanley	1.63	7/02/2020	Monthly	(1,687,755)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,687,755)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	11,430	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	11,430	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(1,036,988)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,036,988)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	8,633,006	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	8,633,006	–
iShares Silver Trust	Morgan Stanley	2.89	7/02/2020	Monthly	250,448	–
iShares Silver Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	250,448	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.89	7/02/2020	Monthly	186,840	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	186,840	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	973,278	–
Schwab International Small-Cap Equity ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	973,278	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(202,624)	–
Schwab U.S. Large-Cap Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(202,624)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.65)	7/02/2020	Monthly	(576,537)	–
Schwab U.S. Large-Cap Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(576,537)	–
Schwab U.S. REIT ETF	Morgan Stanley	(0.65)	7/02/2020	Monthly	(198,570)	–
Schwab U.S. REIT ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(198,570)	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	29,258	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	29,258	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	$778,558	$–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	778,558	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.89	7/02/2020	Monthly	3,267,362	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	3,267,362	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.50	7/02/2020	Monthly	(3,024,088)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(3,024,088)	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	109,527	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	109,527	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(1,901,302)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,901,302)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,103,720	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	1,103,720	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	387,811	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	387,811	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.70	7/02/2020	Monthly	(2,704,584)	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(2,704,584)	–
SPDR Gold MiniShares Trust	Morgan Stanley	(1.05)	7/02/2020	Monthly	(20,358)	–
SPDR Gold MiniShares Trust	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(20,358)	–
SPDR Gold Shares	Morgan Stanley	2.04	7/02/2020	Monthly	(924,344)	–
SPDR Gold Shares	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(924,344)	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	(1.00)	7/02/2020	Monthly	(48,705)	–
SPDR Portfolio Long Term Treasury ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(48,705)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	-	7/02/2020	Monthly	(138,505)	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(138,505)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(7.50)	7/02/2020	Monthly	(279,006)	–
SPDR Portfolio S&P 500 Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(279,006)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	17,393	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	17,393	–
SPDR S&P Bank ETF	Morgan Stanley	2.89	7/02/2020	Monthly	104,672	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	104,672	–
SPDR S&P China ETF	Morgan Stanley	2.89	7/02/2020	Monthly	328,272	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	872,111	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	872,111	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
Technology Select Sector SPDR Fund	Morgan Stanley	2.89	7/02/2020	Monthly	$19,304	$–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.89	7/02/2020	Monthly	123,703	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	123,703	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	710,995	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	710,995	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	67,783	–
Vanguard Emerging Markets Government Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	67,783	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	2,361,870	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	2,361,870	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(380,897)	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(380,897)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(3,094,082)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(3,094,082)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.89	7/02/2020	Monthly	64,324	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	64,324	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.89	7/02/2020	Monthly	114,108	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	114,108	–
Vanguard Growth ETF	Morgan Stanley	1.38	7/02/2020	Monthly	(1,062,843)	–
Vanguard Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,062,843)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,531,871	–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	1,531,871	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.89	7/02/2020	Monthly	164,121	–
Vanguard Intermediate-Term Treasury ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	164,121	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(23,944)	–
Vanguard Long-Term Treasury ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(23,944)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.89	7/02/2020	Monthly	451,928	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	451,928	–
Vanguard Real Estate ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(1,220,904)	–
Vanguard Real Estate ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(1,220,904)	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	79,542	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	79,542	–
Vanguard Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	88,782	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	88,782	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	19,137	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	19,137	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.00	7/02/2020	Monthly	(2,271,876)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(2,271,876)	–
Vanguard Value ETF	Morgan Stanley	1.50	7/02/2020	Monthly	(4,722,444)	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(a)
Vanguard Value ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	$(4,722,444)	$–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.89	7/02/2020	Monthly	25,418	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	25,418	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,159,095	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	1,159,095	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	793,480	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	793,480	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	573,973	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	573,973	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.04	7/02/2020	Monthly	(583,066)	–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.90	9/30/2020	Monthly	(583,066)	–
						$–

Cash posted has been segregated as collateral for swaps (counterparty Merrill Lynch) in the amount of $50,000 at July 31, 2019.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $701,267 and with Bank of America Merrill Lynch amounted to $– at July 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

___________

(a) Reflects the value at reset date of July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Exchange Traded Note	$3,034,783	$–	$–	$3,034,783
Exchange Traded Vehicles	39,006,668	–	–	39,006,668
Investment Companies	798,719,132	–	–	798,719,132
Short-Term Investment:
Money Market Fund	1,066,517	–	–	1,066,517
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	96,513,866	–	–	96,513,866
Total Investments in Securities	938,340,966	–	–	938,340,966
Other Financial Instruments:(b)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$938,340,966	$–	$–	$938,340,966
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(b)
Swap Contracts	$–	$–	$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

July 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 7.4%
Euro Fund — 1.7%
Invesco CurrencyShares Euro Currency Trust*	854	$89,901
Japanese Yen Fund — 2.0%
Invesco CurrencyShares Japanese Yen Trust*	1,221	106,813
Silver Fund — 1.0%
iShares Silver Trust*(a)	3,525	53,615
U.S. Dollar Fund — 2.7%
Invesco DB U.S. Dollar Index Bullish Fund(a)	5,230	139,798
Total Exchange Traded Vehicles
(Cost $381,849)		390,127
Investment Companies — 92.4%
BRIC Equity Funds — 10.7%
iShares China Large-Cap ETF(a)	6,698	275,288
iShares MSCI China ETF(a)	3,767	220,257
SPDR S&P China ETF	678	63,718

Total BRIC Equity Funds		559,263

Broad Fund — 1.2%
FlexShares Global Upstream Natural Resources Index Fund	1,976	63,983

Emerging Bonds - Local Currency Funds — 2.6%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	631	17,555
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,292	113,903
WisdomTree Emerging Markets Local Debt Fund(a)	114	4,058

Total Emerging Bonds - Local Currency Funds		135,516

Emerging Bonds - USD Funds — 2.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	1,103	125,389
Vanguard Emerging Markets Government Bond ETF	136	11,027

Total Emerging Bonds - USD Funds		136,416

Emerging Small Cap Equity Fund — 2.6%
SPDR S&P Emerging Markets SmallCap ETF	3,039	135,387

Europe Equity Fund — 3.5%
Xtrackers MSCI Europe Hedged Equity ETF	6,175	180,742

Floating Rate - Investment Grade Fund — 16.2%
iShares Floating Rate Bond ETF(a)	11,823	602,263
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	8,032	246,904

Total Floating Rate - Investment Grade Funds		849,167

International Small Cap Equity Funds — 6.3%
Schwab International Small-Cap Equity ETF	3,035	96,999
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,285	235,332

Total International Small Cap Equity Funds		332,331

	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds — 4.3%
SPDR Portfolio Short Term Corporate Bond ETF(a)	1,321	$40,594
Vanguard Short-Term Corporate Bond ETF	2,302	185,518

Total Investment Grade Corporate Bond Funds		226,112

Japan Equity Fund — 2.5%
Xtrackers MSCI Japan Hedged Equity ETF	3,407	130,761

U.S. Large Cap Core Fund — 0.9%
Energy Select Sector SPDR Fund	750	47,025

U.S. Large Cap Growth Funds — 1.1%
iShares Core S&P U.S. Growth ETF(a)	99	6,286
Schwab U.S. Large-Cap Growth ETF	87	7,376
SPDR Portfolio S&P 500 Growth ETF(a)	129	5,053
Vanguard Growth ETF	232	38,776

Total U.S. Large Cap Growth Funds		57,491

U.S. Medium Term Treasury Bond Funds — 4.3%
iShares 3-7 Year Treasury Bond ETF	858	107,550
Schwab Intermediate-Term U.S. Treasury ETF	1,147	62,902
Vanguard Intermediate-Term Treasury ETF	840	55,255

Total U.S. Medium Term Treasury Bond Funds		225,707

U.S. Small Cap Core Funds — 2.0%
iShares Russell 2000 ETF(a)	367	57,458
Schwab U.S. Small-Cap ETF	157	11,370
Vanguard Small-Cap ETF	217	34,403

Total U.S. Small Cap Core Funds		103,231

U.S. Ultra Short Term Treasury Bond Funds — 31.6%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	1,393	139,788
Invesco Treasury Collateral ETF	230	24,281
iShares Short Treasury Bond ETF(b)	9,794	1,083,412
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,476	410,046

Total U.S. Ultra Short Term Treasury Bond Funds		1,657,527

Total Investment Companies
(Cost $4,835,802)		4,840,659
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(c)
(Cost $9,066)	9,066	9,066

Investment of Cash Collateral For Securities Loaned — 17.0%
Money Market Fund — 17.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(c)
(Cost $888,904)	888,904	888,904

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2019 (unaudited)

Value
Total Investments — 117.0%
(Cost $6,115,621)	$6,128,756
Other Assets and Liabilities, Net — (17.0)%	(887,699)
Net Assets — 100.0%	$5,241,058

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,368,844; total market value of collateral held by the Fund was $1,405,733. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $516,829.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $262,146.
(c)	Reflects the 1-day yield at July 31, 2019.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	2.89	7/02/2020	Monthly	$4,703	$–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	2.89	7/02/2020	Monthly	6,411	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.89	7/02/2020	Monthly	14,049	–
Graniteshares Gold Trust	Morgan Stanley	(7.65)	5/04/2020	Monthly	(380)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.89	7/02/2020	Monthly	9,053	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.89	7/02/2020	Monthly	10,673	–
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	2.89	7/02/2020	Monthly	14,007	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.89	7/02/2020	Monthly	2,428	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1.65	5/04/2020	Monthly	(30,830)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	10,780	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(57)	–
iShares China Large-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	27,578	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(46,718)	–
iShares Core MSCI Europe ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(5,483)	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	635	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.90)	5/04/2020	Monthly	(3,800)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(92,207)	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	60,364	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	0.75	5/04/2020	Monthly	(24,688)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(622)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	12,618	–
iShares MSCI China ETF	Morgan Stanley	2.89	7/02/2020	Monthly	22,102	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.13	5/04/2020	Monthly	(10,160)	–
iShares MSCI Japan ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(41,795)	–
iShares Russell 2000 ETF	Morgan Stanley	2.89	7/02/2020	Monthly	5,793	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	108,629	–
iShares Silver Trust	Morgan Stanley	2.89	7/02/2020	Monthly	5,369	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.89	7/02/2020	Monthly	6,307	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	9,716	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	763	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.65)	5/04/2020	Monthly	(3,968)	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,159	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.89	7/02/2020	Monthly	41,133	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,753	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(13,139)	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.89	7/02/2020	Monthly	$24,746	$–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.70	5/04/2020	Monthly	(99,164)	–
SPDR Gold MiniShares Trust	Morgan Stanley	(1.05)	5/04/2020	Monthly	(550)	–
SPDR Gold Shares	Morgan Stanley	2.04	5/04/2020	Monthly	(24,910)	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	(1.00)	5/04/2020	Monthly	(5,046)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	509	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(7.50)	5/04/2020	Monthly	(1,940)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	4,056	–
SPDR S&P China ETF	Morgan Stanley	2.89	7/02/2020	Monthly	6,391	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	13,588	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	11,418	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,135	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	23,585	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(50,780)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.39	5/04/2020	Monthly	(23,099)	–
Vanguard Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	3,844	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(359)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.89	7/02/2020	Monthly	5,526	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(2,452)	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	18,616	–
Vanguard Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	3,488	–
Vanguard Value ETF	Morgan Stanley	1.50	5/04/2020	Monthly	(32,657)	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.89	7/02/2020	Monthly	392	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	18,118	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	13,088	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(4,053)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $262,146 at July 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

___________

(d) Reflects the value at reset date of July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Vehicles	$390,127	$–	$–	$390,127
Investment Companies	4,840,659	–	–	4,840,659
Short-Term Investment:
Money Market Fund	9,066	–	–	9,066
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	888,904	–	–	888,904
Total Investments in Securities	6,128,756	–	–	6,128,756
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$6,128,756	$–	$–	$6,128,756
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

July 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 1.7%
British Pound Fund — 0.0%(a)
Invesco CurrencyShares British Pound Sterling Trust*	1	$118
Euro Fund — 1.7%
Invesco CurrencyShares Euro Currency Trust*	2,088	219,804
Total Exchange Traded Vehicles
(Cost $226,023)		219,922
Investment Companies — 98.3%
Asia ex Japan Equity Funds — 4.7%
iShares Core MSCI Pacific ETF	4,778	264,558
iShares MSCI All Country Asia ex Japan ETF	4,153	281,822
Vanguard FTSE Pacific ETF	1,106	72,034

Total Asia ex Japan Equity Funds		618,414

Bank Loan Funds — 9.3%
Invesco Senior Loan ETF(b)	35,306	805,683
SPDR Blackstone / GSO Senior Loan ETF	9,066	421,297

Total Bank Loan Funds		1,226,980

Europe Equity Funds — 1.6%
iShares Core MSCI Europe ETF	666	30,177
iShares MSCI Eurozone ETF	1,450	55,803
Vanguard FTSE Europe ETF	2,375	126,991

Total Europe Equity Funds		212,971

Floating Rate - Investment Grade Funds — 4.3%
iShares Floating Rate Bond ETF(b)	7,872	401,000
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	5,347	164,367

Total Floating Rate - Investment Grade Funds		565,367

High Yield Corporate Bond Funds — 2.1%
iShares 0-5 Year High Yield Corporate Bond ETF	2,935	136,683
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,023	136,374

Total High Yield Corporate Bond Funds		273,057

International Small Cap Equity Funds — 7.5%
Schwab International Small-Cap Equity ETF	9,091	290,548
Vanguard FTSE All World ex-U.S. Small-Cap ETF	6,845	704,967

Total International Small Cap Equity Funds		995,515

Investment Grade Corporate Bond Funds — 14.2%
iShares Broad USD Investment Grade Corporate Bond ETF	1,774	101,296
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	8,589	1,067,870
Vanguard Intermediate-Term Corporate Bond ETF	7,763	697,350

Total Investment Grade Corporate Bond Funds		1,866,516

Japan Equity Fund — 3.8%
iShares MSCI Japan ETF(b)	9,275	504,096

Mortgage Backed Securities Funds — 3.3%
iShares MBS ETF	2,534	272,988

	Shares	Value
Investment Companies (continued)
Mortgage Backed Securities Funds (continued)
Vanguard Mortgage-Backed Securities ETF	3,001	$158,903

Total Mortgage Backed Securities Funds		431,891

Municipal Bond — 0.3%
VanEck Vectors High-Yield Municipal Index ETF	682	43,532

U.S. Large Cap Core Funds — 0.4%
Invesco KBW Bank ETF	235	12,356
SPDR S&P Bank ETF(b)	823	36,846

Total U.S. Large Cap Core Funds		49,202

U.S. Preferred Funds — 0.1%
Invesco Preferred ETF(b)	196	2,922
iShares Preferred & Income Securities ETF	234	8,740

Total U.S. Preferred Funds		11,662

U.S. Small Cap Growth Funds — 2.6%
iShares Russell 2000 Growth ETF(b)	645	131,251
iShares S&P Small-Cap 600 Growth ETF	426	78,537
Vanguard Small-Cap Growth ETF	693	131,310

Total U.S. Small Cap Growth Funds		341,098

U.S. Ultra Short Term Treasury Bond Funds — 44.1%
Goldman Sachs Access Treasury 0-1 Year ETF	4,890	490,712
Invesco Treasury Collateral ETF	805	84,984
iShares Short Treasury Bond ETF	34,381	3,803,226
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	15,713	1,439,468

Total U.S. Ultra Short Term Treasury Bond Funds		5,818,390

Total Investment Companies
(Cost $12,821,005)		12,958,691
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(c)
(Cost $23,728)	23,728	23,728

Investment of Cash Collateral For Securities Loaned — 6.5%
Money Market Fund — 6.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(c)
(Cost $855,879)	855,879	855,879

Total Investments — 106.7%
(Cost $13,926,635)		14,058,220
Other Assets and Liabilities, Net — (6.7)%		(878,751)
Net Assets — 100.0%		$13,179,469

_______________

1

*	Non-income producing securities.
(a)	Less than 0.05%.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2019 (unaudited)

(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,411,306; total market value of collateral held by the Fund was $2,464,006. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,608,127.
(c)	Reflects the 1-day yield at July 31, 2019.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.89	7/02/2020	Monthly	$49,774	$–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.45)	5/04/2020	Monthly	(21,958)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.89	7/02/2020	Monthly	22,317	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	2.04	5/04/2020	Monthly	(199,299)	–
Invesco KBW Bank ETF	Morgan Stanley	2.89	7/02/2020	Monthly	1,262	–
Invesco Preferred ETF	Morgan Stanley	2.89	7/02/2020	Monthly	298	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1.00	5/04/2020	Monthly	(56,429)	–
Invesco Senior Loan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	81,673	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.89	7/02/2020	Monthly	8,657	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	13,878	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1.50	5/04/2020	Monthly	(38,357)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	10,278	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(90,826)	–
iShares Core MSCI Europe ETF	Morgan Stanley	2.89	7/02/2020	Monthly	3,081	–
iShares Core MSCI Pacific ETF	Morgan Stanley	2.89	7/02/2020	Monthly	26,799	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	(0.80)	5/04/2020	Monthly	(13,142)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.90)	5/04/2020	Monthly	(17,559)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.75	5/04/2020	Monthly	(140,018)	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	40,650	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	108,291	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	0.75	5/04/2020	Monthly	(47,464)	–
iShares MBS ETF	Morgan Stanley	2.89	7/02/2020	Monthly	27,687	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	28,569	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.89	7/02/2020	Monthly	5,657	–
iShares MSCI Japan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	51,089	–
iShares Preferred & Income Securities ETF	Morgan Stanley	2.89	7/02/2020	Monthly	896	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	13,227	–
iShares Russell 2000 Value ETF	Morgan Stanley	1.63	5/04/2020	Monthly	(65,923)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	7,927	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(40,498)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	385,511	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(0.65)	5/04/2020	Monthly	(22,430)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.89	7/02/2020	Monthly	29,467	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(15,515)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.65)	5/04/2020	Monthly	(18,368)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.89	7/02/2020	Monthly	42,706	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.89	7/02/2020	Monthly	145,935	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019 (continued):

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.50	5/04/2020	Monthly	$(52,933)	$–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(25,301)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.89	7/02/2020	Monthly	16,661	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	13,819	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	0.00	5/04/2020	Monthly	(10,615)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(7.50)	5/04/2020	Monthly	(8,907)	–
SPDR S&P Bank ETF	Morgan Stanley	2.89	7/02/2020	Monthly	3,716	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.89	7/02/2020	Monthly	4,404	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.89	7/02/2020	Monthly	71,475	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(98,679)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.89	7/02/2020	Monthly	12,886	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.89	7/02/2020	Monthly	7,295	–
Vanguard Growth ETF	Morgan Stanley	1.38	5/04/2020	Monthly	(81,397)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.89	7/02/2020	Monthly	70,696	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(19,668)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.89	7/02/2020	Monthly	16,097	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.89	7/02/2020	Monthly	13,264	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.00	5/04/2020	Monthly	(88,644)	–
Vanguard Value ETF	Morgan Stanley	1.50	5/04/2020	Monthly	(150,648)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.04	5/04/2020	Monthly	(7,756)	–
						$–

At July 31, 2019 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(d) Reflects the value at reset date of July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Vehicles	$219,922	$–	$–	$219,922
Investment Companies	12,958,691	–	–	12,958,691
Short-Term Investment:
Money Market Fund	23,728	–	–	23,728
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	855,879	–	–	855,879
Total Investments in Securities	14,058,220	–	–	14,058,220
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$14,058,220	$–	$–	$14,058,220
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers in or out of level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

July 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Note — 1.0%
Volatility Note — 1.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*
(Cost $67,389)	2,204	$51,993
Investment Companies — 98.9%
Bank Loan Funds — 6.5%
Invesco Senior Loan ETF(a)	10,276	234,498
SPDR Blackstone / GSO Senior Loan ETF	2,639	122,635

Total Bank Loan Funds		357,133

International Equity Core Fund — 16.4%
Xtrackers MSCI EAFE Hedged Equity ETF(b)	28,064	892,155

International Large Cap Growth Fund — 4.9%
iShares MSCI EAFE Growth ETF	3,345	267,098

International Small Cap Equity Funds — 12.7%
Schwab International Small-Cap Equity ETF	6,341	202,659
Vanguard FTSE All World ex-U.S. Small-Cap ETF	4,776	491,880

Total International Small Cap Equity Funds		694,539

Investment Grade Corporate Bond Funds — 16.3%
iShares Broad USD Investment Grade Corporate Bond ETF	841	48,021
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,079	507,142
Vanguard Intermediate-Term Corporate Bond ETF	3,686	331,113

Total Investment Grade Corporate Bond Funds		886,276

U.S. Large Cap Core Funds — 13.2%
Consumer Discretionary Select Sector SPDR Fund	2,641	318,821
Financial Select Sector SPDR Fund(a)	8,436	238,317
Health Care Select Sector SPDR Fund	1,721	156,852
Technology Select Sector SPDR Fund(a)	91	7,350

Total U.S. Large Cap Core Funds		721,340

U.S. Long Term Treasury Bond Funds — 2.4%
iShares 20+ Year Treasury Bond ETF(a)	782	103,920
SPDR Portfolio Long Term Treasury ETF	447	17,089
Vanguard Long-Term Treasury ETF	101	8,253

Total U.S. Long Term Treasury Bond Funds		129,262

U.S. Momentum Fund — 6.6%
iShares Edge MSCI USA Momentum Factor ETF	2,976	359,293

U.S. Small Cap Value Funds — 4.0%
iShares Russell 2000 Value ETF	615	74,391
iShares S&P Small-Cap 600 Value ETF	302	45,466
Vanguard Small-Cap Value ETF(a)	762	100,218

Total U.S. Small Cap Value Funds		220,075

	Shares	Value
Investment Companies (continued)
U.S. Ultra Short Term Treasury Bond Funds — 15.9%
Goldman Sachs Access Treasury 0-1 Year ETF	729	$73,155
Invesco Treasury Collateral ETF	120	12,668
iShares Short Treasury Bond ETF	5,127	567,149
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2,342	214,551

Total U.S. Ultra Short Term Treasury Bond Funds		867,523

Total Investment Companies
(Cost $5,340,724)		5,394,694
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(c)
(Cost $11,721)	11,721	11,721

Investment of Cash Collateral For Securities Loaned — 5.3%
Money Market Fund — 5.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(c)
(Cost $290,845)	290,845	290,845

Total Investments — 105.4%
(Cost $5,710,679)		5,749,253
Other Assets and Liabilities, Net — (5.4)%		(294,608)
Net Assets — 100.0%		$5,454,645

1

______________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,121,877; total market value of collateral held by the Fund was $1,147,651. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $856,806.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $39,261.
(c)	Reflects the 1-day yield at July 31, 2019.

1

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(a)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.90	3/30/2021	Monthly	$32,112	$—
Energy Select Sector SPDR Fund	Morgan Stanley	2.43	3/30/2021	Monthly	(75,115)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.90	3/30/2021	Monthly	23,956	—
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.90	3/30/2021	Monthly	7,326	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.90	3/30/2021	Monthly	15,767	—
Invesco Preferred ETF	Morgan Stanley	2.05	3/30/2021	Monthly	(5,711)	—
Invesco Senior Loan ETF	Morgan Stanley	2.90	3/30/2021	Monthly	23,573	—
Invesco Treasury Collateral ETF	Morgan Stanley	2.90	3/30/2021	Monthly	1,267	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.90	3/30/2021	Monthly	5,237	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	10,498	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	4,854	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.05	3/30/2021	Monthly	(30,366)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.05	3/30/2021	Monthly	(35,829)	—
iShares Core S&P U.S. Growth ETF	Morgan Stanley	(0.79)	3/30/2021	Monthly	(8,508)	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	(2.89)	3/30/2021	Monthly	(6,908)	—
iShares Core U.S. REIT ETF	Morgan Stanley	(2.99)	3/30/2021	Monthly	(2,737)	—
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	2.90	3/30/2021	Monthly	36,098	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	50,975	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.90	3/30/2021	Monthly	26,830	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1.51	3/30/2021	Monthly	(17,106)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	0.76	3/30/2021	Monthly	(29,710)	—
iShares Russell 2000 Value ETF	Morgan Stanley	2.90	3/30/2021	Monthly	7,500	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(1.74)	3/30/2021	Monthly	(17,883)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2.90	3/30/2021	Monthly	4,667	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	57,080	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.90	3/30/2021	Monthly	20,390	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.05	3/30/2021	Monthly	(10,004)	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.64)	3/30/2021	Monthly	(7,256)	—
Schwab U.S. REIT ETF	Morgan Stanley	(0.64)	3/30/2021	Monthly	(10,475)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.90	3/30/2021	Monthly	12,315	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.90	3/30/2021	Monthly	21,620	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	2.90	3/30/2021	Monthly	1,720	—
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	0.01	3/30/2021	Monthly	(6,855)	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(7.49)	3/30/2021	Monthly	(3,499)	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.90	3/30/2021	Monthly	727	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.90	3/30/2021	Monthly	49,435	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.05	3/30/2021	Monthly	(33,464)	—

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019: (continued)
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(a)
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.05	3/30/2021	Monthly	$(38,920)	$—
Vanguard Growth ETF	Morgan Stanley	1.39	3/30/2021	Monthly	(52,482)	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	33,327	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	2.90	3/30/2021	Monthly	817	—
Vanguard Real Estate ETF	Morgan Stanley	2.05	3/30/2021	Monthly	(64,356)	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.26	3/30/2021	Monthly	(29,748)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	2.90	3/30/2021	Monthly	10,127	—
Vanguard Value ETF	Morgan Stanley	1.51	3/30/2021	Monthly	(59,387)	—
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.90	3/30/2021	Monthly	89,711	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $39,261 at July 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

____________

(a) Reflects the value at reset date of July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Exchange Traded Note	$51,993	$—	$—	$51,993
Investment Companies	5,394,694	—	—	5,394,694
Short-Term Investment:
Money Market Fund	11,721	—	—	11,721
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	290,845	—	—	290,845
Total Investments in Securities	5,749,253	—	—	5,749,253
Other Financial Instruments:(b)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$5,749,253	$—	$—	$5,749,253
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(b)
Swap Contracts	$—	$—	$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

July 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Bank Loan Funds — 23.9%
Invesco Senior Loan ETF(a)	29,475	$672,619
SPDR Blackstone / GSO Senior Loan ETF	7,570	351,778

Total Bank Loan Funds		1,024,397

Convertible Bond Fund — 7.8%
SPDR Bloomberg Barclays Convertible Securities ETF(b)	6,258	335,617

High Yield Corporate Bond Funds — 32.6%
iShares iBoxx High Yield Corporate Bond ETF	9,507	826,443
SPDR Bloomberg Barclays High Yield Bond ETF(a)	4,056	440,441
Xtrackers USD High Yield Corporate Bond ETF	2,699	135,058

Total High Yield Corporate Bond Funds		1,401,942

Investment Grade Corporate Bond Funds — 25.9%
SPDR Portfolio Short Term Corporate Bond ETF	6,489	199,407
Vanguard Short-Term Corporate Bond ETF(a)	11,313	911,715

Total Investment Grade Corporate Bond Funds		1,111,122

U.S. Small Cap Growth Funds — 9.6%
iShares Russell 2000 Growth ETF(a)	780	158,722
iShares S&P Small-Cap 600 Growth ETF	515	94,945
Vanguard Small-Cap Growth ETF	839	158,974

Total U.S. Small Cap Growth Funds		412,641

U.S. Ultra Short Term Treasury Bond Funds — 0.1%
Goldman Sachs Access Treasury 0-1 Year ETF	2	201
iShares Short Treasury Bond ETF	14	1,549
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7	641

Total U.S. Ultra Short Term Treasury Bond Funds		2,391

Total Investment Companies
(Cost $4,201,439)		4,288,110
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(c)
(Cost $9,593)	9,593	9,593

Investment of Cash Collateral For Securities Loaned — 19.4%
Money Market Fund — 19.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(c)
(Cost $831,838)	831,838	831,838

Total Investments — 119.5%
(Cost $5,042,870)		$5,129,541
Other Assets and Liabilities, Net — (19.5)%		(835,590)
Net Assets — 100.0%		$4,293,951

______________

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,243,805; total market value of collateral held by the Fund was $1,277,300. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $445,462.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,363.
(c)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Invesco Preferred ETF	Morgan Stanley	2.05	3/30/2021	Monthly	$(32,608)	$—
Invesco Senior Loan ETF	Morgan Stanley	2.90	3/30/2021	Monthly	20,196	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	24,775	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1.51	3/30/2021	Monthly	(97,633)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.90	3/30/2021	Monthly	4,680	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.90	3/30/2021	Monthly	2,765	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.90	3/30/2021	Monthly	10,549	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.90	3/30/2021	Monthly	10,082	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	13,248	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	5,992	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	27,401	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.90	3/30/2021	Monthly	4,737	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.90	3/30/2021	Monthly	4,053	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,363 at July 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(d) Reflects the value at reset date of July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$4,288,110	$—	$—	$4,288,110
Short-Term Investment:
Money Market Fund	9,593	—	—	9,593
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	831,838	—	—	831,838
Total Investments in Securities	5,129,541	—	—	5,129,541
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$5,129,541	$—	$—	$5,129,541
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF

July 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 4.2%
Japanese Yen Fund — 4.2%
Invesco CurrencyShares Japanese Yen Trust*
(Cost $2,359,903)	27,156	$2,375,607
Investment Companies — 95.6%
Emerging Equity Funds — 1.7%
iShares MSCI Emerging Markets ETF(a)	7,703	321,754
Vanguard FTSE Emerging Markets ETF	15,271	637,717

Total Emerging Equity Funds		959,471

Oil Fund — 5.6%
Invesco DB Oil Fund(a)	305,360	3,105,511

U.S. Large Cap Core Funds — 10.0%
iShares Core S&P 500 ETF	7,280	2,178,394
SPDR S&P 500 ETF Trust(a)	11,394	3,388,918

Total U.S. Large Cap Core Funds		5,567,312

U.S. Short Term Investment Grade Fund — 25.0%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	137,529	13,993,576

U.S. Ultra Short Term Treasury Bond Funds — 53.3%
Goldman Sachs Access Treasury 0-1 Year ETF	27,890	2,798,761
Invesco Treasury Collateral ETF	4,587	484,250
iShares Short Treasury Bond ETF	126,447	13,987,567
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	136,666	12,519,972

Total U.S. Ultra Short Term Treasury Bond Funds		29,790,550

Total Investment Companies
(Cost $52,845,693)		53,416,420
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(b)
(Cost $85,137)	85,137	85,137

Investment of Cash Collateral For Securities Loaned — 1.1%

Money Market Fund — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $615,300)	615,300	615,300

Total Investments — 101.1%
(Cost $55,906,033)		56,492,464
Other Assets and Liabilities, Net — (1.1)%		(625,261)
Net Assets — 100.0%		$55,867,203

_____________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,231,259; total market value of collateral held by the Fund was $4,364,875. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,749,575.
(b)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Exchange Traded Vehicle	$2,375,607	$—	$—	$2,375,607
Investment Companies	53,416,420	—	—	53,416,420
Short-Term Investment:
Money Market Fund	85,137	—	—	85,137
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	615,300	—	—	615,300
Total Investments in Securities	$56,492,464	$—	$—	$56,492,464

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

July 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 100.0%
Aggregate Bond Funds — 10.8%
iShares Core U.S. Aggregate Bond ETF(a)	24,527	$2,729,855
SPDR Portfolio Aggregate Bond ETF(b)	5,971	174,114
Vanguard Total Bond Market ETF	21,338	1,771,054

Total Aggregate Bond Funds		4,675,023

Convertible Bond Fund — 9.5%
SPDR Bloomberg Barclays Convertible Securities ETF	77,052	4,132,299

Emerging Equity Funds — 6.7%
iShares Core MSCI Emerging Markets ETF	27,823	1,396,158
Vanguard FTSE Emerging Markets ETF	36,328	1,517,057

Total Emerging Equity Funds		2,913,215

High Yield Corporate Bond Funds — 13.5%
iShares iBoxx High Yield Corporate Bond ETF	43,812	3,808,577
SPDR Bloomberg Barclays High Yield Bond ETF(b)	18,691	2,029,656

Total High Yield Corporate Bond Funds		5,838,233

International Equity Core Funds — 22.9%
iShares Core MSCI EAFE ETF	78,449	4,735,966
Vanguard FTSE Developed Markets ETF(b)	127,691	5,217,454

Total International Equity Core Funds		9,953,420

Investment Grade Corporate Bond Funds — 12.1%
iShares Broad USD Investment Grade Corporate Bond ETF	7,968	454,973
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,590	4,797,895

Total Investment Grade Corporate Bond Funds		5,252,868

U.S. Large Cap Core Funds — 24.5%
Consumer Discretionary Select Sector SPDR Fund	8,804	1,062,819
Energy Select Sector SPDR Fund	12,334	773,342
Financial Select Sector SPDR Fund(b)	101,837	2,876,895
Health Care Select Sector SPDR Fund	9,563	871,572
Industrial Select Sector SPDR Fund(b)	14,187	1,104,033
Technology Select Sector SPDR Fund(b)	1,164	94,016
Utilities Select Sector SPDR Fund(b)	19,222	1,144,670
Vanguard Consumer Discretionary ETF	1,311	237,907
Vanguard Energy ETF	2,622	217,547
Vanguard Financials ETF(b)	12,459	883,343
Vanguard Health Care ETF	2,562	439,819
Vanguard Industrials ETF	2,581	379,226
Vanguard Information Technology ETF	415	90,615
Vanguard Utilities ETF(b)	3,249	430,980

Total U.S. Large Cap Core Funds		10,606,784

Total Investment Companies
(Cost $42,713,756)		43,371,842
	Shares	Value
Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(c)
(Cost $46,187)	46,187	$46,187

Investment of Cash Collateral For Securities Loaned — 1.3%
Money Market Fund — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(c)
(Cost $563,475)	563,475	563,475

Total Investments — 101.4%
(Cost $43,323,418)		43,981,504
Other Assets and Liabilities, Net — (1.4)%		(618,023)
Net Assets — 100.0%		$43,363,481

________

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $241,521.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,549,294; total market value of collateral held by the Fund was $10,799,863. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $10,236,388.
(c)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	$129,412	$—
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	2.05	10/03/2019	Monthly	(371,972)	—
Energy Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	94,175	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	350,244	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.75	10/03/2019	Monthly	106,087	—
Industrial Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	134,395	—
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	1.26	10/03/2019	Monthly	(622,963)	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	55,387	—
iShares Core MSCI EAFE ETF	Morgan Stanley	2.90	10/03/2019	Monthly	576,594	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.90	10/03/2019	Monthly	169,960	—
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	332,342	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	584,102	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	463,685	—
iShares Russell 2000 ETF	Morgan Stanley	1.86	10/03/2019	Monthly	(782,800)	—
Materials Select Sector SPDR Fund	Morgan Stanley	2.05	10/03/2019	Monthly	(1,357,980)	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.90	10/03/2019	Monthly	503,103	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	247,151	—
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	21,199	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	11,469	—
Utilities Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	139,347	—
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.90	10/03/2019	Monthly	29,035	—
Vanguard Energy ETF	Morgan Stanley	2.90	10/03/2019	Monthly	26,467	—
Vanguard Financials ETF	Morgan Stanley	2.90	10/03/2019	Monthly	107,555	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.90	10/03/2019	Monthly	635,210	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.90	10/03/2019	Monthly	184,704	—
Vanguard Health Care ETF	Morgan Stanley	2.90	10/03/2019	Monthly	53,561	—
Vanguard Industrials ETF	Morgan Stanley	2.90	10/03/2019	Monthly	46,136	—
Vanguard Information Technology ETF	Morgan Stanley	2.90	10/03/2019	Monthly	11,573	—
Vanguard Real Estate ETF	Morgan Stanley	2.05	10/03/2019	Monthly	(2,212,205)	—
Vanguard Total Bond Market ETF	Morgan Stanley	2.90	10/03/2019	Monthly	215,634	—
Vanguard Utilities ETF	Morgan Stanley	2.90	10/03/2019	Monthly	52,529	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $241,521 at July 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_________

(d) Reflects the value at reset date of July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$43,371,842	$—	$—	$43,371,842
Short-Term Investment:
Money Market Fund	46,187	—	—	46,187
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	563,475	—	—	563,475
Total Investments in Securities	43,981,504	—	—	43,981,504
Other Financial Instruments:(f)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$43,981,504	$—	$—	$43,981,504
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$—	$—	$—	$—

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

July 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Investment Grade Corporate Bond Funds — 36.9%
iShares Broad USD Investment Grade Corporate Bond ETF	119,340	$6,814,314
SPDR Portfolio Intermediate Term Corporate Bond ETF	124,955	4,358,430
SPDR Portfolio Long Term Corporate Bond ETF	77,171	2,231,014
Vanguard Intermediate-Term Corporate Bond ETF	109,441	9,831,085
Vanguard Long-Term Corporate Bond ETF	117,282	11,422,094

Total Investment Grade Corporate Bond Funds		34,656,937

Short Maturity Investment Grade Corporate Bond Fund — 13.1%
Vanguard Short-Term Corporate Bond ETF	152,569	12,295,535

U.S. Short Term Treasury Bond Funds — 49.9%
Schwab Short-Term U.S. Treasury ETF	480,685	24,255,365
Vanguard Short-Term Treasury ETF	370,588	22,524,339

Total U.S. Short Term Treasury Bond Funds		46,779,704

Total Investment Companies
(Cost $92,512,262)		93,732,176
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(a)
(Cost $72,327)	72,327	72,327

Total Investments — 100.0%
(Cost $92,584,589)		93,804,503
Other Assets and Liabilities, Net — (0.0)%(b)		(16,697)
Net Assets — 100.0%		$93,787,806

___________

(a)	Reflects the 1-day yield at July 31, 2019.
(b)	Less than 0.05%.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$93,732,176	$—	$—	$93,732,176
Short-Term Investment:
Money Market Fund	72,327	—	—	72,327
Total Investments in Securities	$93,804,503	$—	$—	$93,804,503

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

July 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Investment Grade Corporate Bond Funds — 36.9%
iShares Broad USD Investment Grade Corporate Bond ETF	185,634	$10,599,702
SPDR Portfolio Intermediate Term Corporate Bond ETF(a)	194,361	6,779,312
SPDR Portfolio Long Term Corporate Bond ETF	120,042	3,470,414
Vanguard Intermediate-Term Corporate Bond ETF	170,240	15,292,659
Vanguard Long-Term Corporate Bond ETF	182,429	17,766,760

Total Investment Grade Corporate Bond Funds		53,908,847

Short Maturity Investment Grade Corporate Bond Fund — 13.1%
Vanguard Short-Term Corporate Bond ETF	237,322	19,125,780

U.S. Short Term Treasury Bond Funds — 49.9%
Schwab Short-Term U.S. Treasury ETF	747,700	37,728,942
Vanguard Short-Term Treasury ETF(a)	576,447	35,036,449

Total U.S. Short Term Treasury Bond Funds		72,765,391

Total Investment Companies
(Cost $143,946,995)		145,800,018
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(b)
(Cost $223,470)	223,470	223,470

Investment of Cash Collateral For Securities Loaned — 5.5%

Money Market Fund — 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $8,077,308)	8,077,308	8,077,308

Total Investments — 105.6%
(Cost $152,247,773)		154,100,796
Other Assets and Liabilities, Net — (5.6)%		(8,104,297)
Net Assets — 100.0%		$145,996,499

___________

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,881,539; total market value of collateral held by the Fund was $8,077,308.
(b)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$145,800,018	$—	$—	$145,800,018
Short-Term Investment:
Money Market Fund	223,470	—	—	223,470
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	8,077,308	—	—	8,077,308
Total Investments in Securities	$154,100,796	$—	$—	$154,100,796

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Short Duration Enhanced Core Bond U.S. ETF

July 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.8%
Investment Grade Corporate Bond Fund — 6.0%
iShares 0-5 Year Investment Grade Corporate Bond ETF	13,532	$688,373

Short Maturity Investment Grade Corp Bond Fund — 77.2%
Vanguard Short-Term Corporate Bond ETF	110,177	8,879,164

U.S. Short Term Treasury Bond Funds — 16.6%
Schwab Short-Term U.S. Treasury ETF	19,632	990,631
Vanguard Short-Term Treasury ETF(a)	15,135	919,905

Total U.S. Short Term Treasury Bond Funds		1,910,536

Total Investment Companies
(Cost $11,393,268)		11,478,073
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(b)
(Cost $21,070)	21,070	21,070

Investment of Cash Collateral For Securities Loaned — 8.0%

Money Market Fund — 8.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $923,292)	923,292	923,292

Total Investments — 108.0%
(Cost $12,337,630)		12,422,435
Other Assets and Liabilities, Net — (8.0)%		(925,233)
Net Assets — 100.0%		$11,497,202

__________

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $901,489; total market value of collateral held by the Fund was $923,292.
(b)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Short Duration Enhanced Core Bond U.S. ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$11,478,073	$—	$—	$11,478,073
Short-Term Investment:
Money Market Fund	21,070	—	—	21,070
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	923,292	—	—	923,292
Total Investments in Securities	$12,422,435	$—	$—	$12,422,435

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 75.8%
Communication Services — 9.2%
Inmarsat PLC	1,588,597	$11,137,975
Tribune Media Co., Class A	1,011,821	47,019,322
Zayo Group Holdings, Inc.*	881,470	29,731,983
Total Communication Services		87,889,280

Consumer Discretionary — 1.6%
Caesars Entertainment Corp.*	1,279,288	15,146,770

Energy — 8.1%
Anadarko Petroleum Corp.(a)	852,505	62,795,519
Buckeye Partners LP	333,681	13,924,508
Total Energy		76,720,027

Financials — 7.0%
Oaktree Capital Group LLC(b)	336,760	17,060,262
SunTrust Banks, Inc.	744,460	49,581,036
Total Financials		66,641,298

Health Care — 21.2%
Allergan PLC	90,313	14,495,237
BTG PLC*	2,618,458	26,819,627
Celgene Corp.*	591,927	54,374,414
Medidata Solutions, Inc.*	51,482	4,703,910
Pacific Biosciences of California, Inc.*(b)	1,654,931	8,936,627
Spark Therapeutics, Inc.*	450,584	45,067,412
WellCare Health Plans, Inc.*	166,281	47,764,217
Total Health Care		202,161,444

Industrials — 8.9%
Advanced Disposal Services, Inc.*	850,759	27,539,069
Panalpina Welttransport Holding AG*	28,085	6,377,281
Raytheon Co.	53,972	9,838,556
WABCO Holdings, Inc.*	280,743	37,173,180
WestJet Airlines Ltd.	166,594	3,902,396
Total Industrials		84,830,482

Information Technology — 18.1%
Cray, Inc.*	169,679	5,877,681
Cypress Semiconductor Corp.	148,650	3,414,490
Finisar Corp.*(b)	2,017,092	47,462,175
Mellanox Technologies Ltd.*	95,060	10,705,657
Tableau Software, Inc., Class A*	48,499	8,222,035
Total System Services, Inc.	361,593	49,075,402
Versum Materials, Inc.	912,311	47,421,926
Total Information Technology		172,179,366

Materials — 0.7%
DuluxGroup Ltd.	980,756	6,320,471

Utilities — 1.0%
AmeriGas Partners LP	286,365	9,702,046

Total Common Stocks
(Cost $713,943,580)		721,591,184
Investment Company — 4.9%

U.S. Ultra Short Term Treasury Bond Funds — 4.9%
iShares Short Treasury Bond ETF
(Cost $46,178,561)	417,442	46,177,434
Rights - 0.0%(c)
Materials — 0.0%(c)
A. Schulman, Inc., Contingent Value Right (CVR)*(d)(e)
(Cost $79,792)	152,567	66,061
Short-Term Investment — 19.5%
Money Market Fund — 19.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(f)
(Cost $185,729,251)	185,729,251	185,729,251

Total Investments — 100.2%
(Cost $945,931,184)		953,563,930
Other Assets and Liabilities, Net — (0.2)%		(2,079,220)
Net Assets — 100.0%		$951,484,710

__________

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $14,503,654.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,211,304; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $7,359,023.
(c)	Less than 0.05%.
(d)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2019, the value of this security was $66,061.
(e)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The Security is fair valued using significant unobservable inputs.
(f)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(g)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.55	1/10/2020	Monthly	$(5,306,127)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	2.43	1/10/2020	Monthly	(13,251,645)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.35	1/10/2020	Monthly	(56,451,438)	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.53	1/10/2020	Monthly	(61,207,892)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	2.45	1/10/2020	Monthly	(9,428,827)	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.53	1/10/2020	Monthly	(74,000,989)	—
Utilities Select Sector SPDR Fund	Morgan Stanley	2.35	1/10/2020	Monthly	(7,808,375)	—
Vanguard FTSE Europe ETF	Morgan Stanley	2.40	1/10/2020	Monthly	(6,304,060)	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $14,503,654 at July 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(g) Reflects the value at reset date of July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(h)
Common Stocks	$721,591,184	$—	$—		$721,591,184
Investment Companies	46,177,434	—	—		46,177,434
Rights	—	—	66,061	(i)	66,061
Short-Term Investment:
Money Market Fund	185,729,251	—	—		185,729,251
Total Investments in Securities	$953,497,869	$—	$66,061		$953,563,930
Other Financial Instruments:(j)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$953,497,869	$—	$66,061		$953,563,930
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—		$—

(h)	For a complete listing of investments and their industries, see the Schedules of Investments.
(i)	The Level 3 security, valued at $66,061, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2019 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Rights
A. Schulman, Inc., Contingent Value Right (CVR)(k)	$66,061	$–	$–	$–	$–	$–	$–	$–	$66,061	$–
Total	$66,061	$–	$–	$–	$–	$–	$–	$–	$66,061	$–

Information about Level 3 fair value measurements as of July 31, 2019.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Rights	$66,061	Issuer Specific Facts				Company Information

(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 89.7%
Argentina - 0.0%(a)
Adecoagro SA*	7,353	$49,633

Australia - 9.8%
BHP Group Ltd.	186,739	5,246,215
Evolution Mining Ltd.	97,115	336,021
Fortescue Metals Group Ltd.	113,625	652,373
GrainCorp Ltd., Class A	14,411	85,223
Iluka Resources Ltd.	15,571	103,245
Independence Group NL	33,790	125,299
Mineral Resources Ltd.	6,915	76,592
New Hope Corp. Ltd.	192,123	332,376
Newcrest Mining Ltd.	43,900	1,076,583
Northern Star Resources Ltd.	36,594	328,144
OceanaGold Corp.	35,399	96,507
OZ Minerals Ltd.	11,957	84,804
Regis Resources Ltd.	29,058	111,557
Resolute Mining Ltd.	43,379	53,071
Rio Tinto PLC	61,726	3,550,768
Sandfire Resources NL	5,891	27,367
Saracen Mineral Holdings Ltd.*	46,937	135,552
South32 Ltd.	185,185	400,786
St. Barbara Ltd.	39,506	100,749
Washington H Soul Pattinson & Co., Ltd.	55,330	866,073
Whitehaven Coal Ltd.	236,237	602,458
Woodside Petroleum Ltd.	8,487	202,983
Total Australia		14,594,746

Austria - 0.1%
OMV AG	2,964	149,528

Brazil - 0.1%
Yamana Gold, Inc.	54,375	161,491

Canada - 11.0%
Agnico Eagle Mines Ltd.	13,473	707,431
Alamos Gold, Inc., Class A	22,250	146,735
B2Gold Corp.*	57,483	184,292
Barrick Gold Corp.	100,254	1,637,626
Canadian Natural Resources Ltd.	10,889	277,211
Canfor Corp.*	54,287	393,567
Canfor Pulp Products, Inc.	28,302	198,932
Centerra Gold, Inc.*	16,711	134,131
Detour Gold Corp.*	10,056	154,384
Enbridge, Inc.	18,358	616,244
First Majestic Silver Corp.*	11,253	106,690
Fortuna Silver Mines, Inc.*	9,154	34,646
Hudbay Minerals, Inc.	9,646	47,086
IAMGOLD Corp.*	26,779	97,886
Imperial Oil Ltd.	7,055	194,165
Kinross Gold Corp.*	71,548	290,954
Kirkland Lake Gold Ltd.	12,007	499,061
Labrador Iron Ore Royalty Corp.	2,364	56,636
Largo Resources Ltd.*	19,534	27,669
Maple Leaf Foods, Inc.	15,297	360,539
Mercer International, Inc.	28,266	368,306
New Gold, Inc.*	33,141	44,418
Norbord, Inc.	35,406	824,787
Nutrien Ltd.	38,014	2,094,729
Osisko Gold Royalties Ltd.	8,853	104,970
Pan American Silver Corp.	11,985	183,451
Pembina Pipeline Corp.(b)	4,594	167,541
Pretium Resources, Inc.*	10,539	114,848
	Shares	Value
Common Stocks (continued)
Canada (continued)
SEMAFO, Inc.*	18,628	$75,043
SSR Mining, Inc.*	6,932	107,637
Suncor Energy, Inc.	14,215	409,947
TC Energy Corp.	8,380	412,379
Teck Resources Ltd., Class B	131,029	2,694,119
Torex Gold Resources, Inc.*	4,869	63,034
TransAlta Corp.	65,787	405,298
West Fraser Timber Co. Ltd.	30,128	1,183,645
Westshore Terminals Investment Corp.	15,414	244,389
Wheaton Precious Metals Corp.	25,426	668,010
Total Canada		16,332,436

Chile - 0.4%
Antofagasta PLC	36,398	418,578
Lundin Mining Corp.	27,168	132,204
Total Chile		550,782

China - 10.5%
Beijing Enterprises Water Group Ltd.*	653,827	346,630
China Agri-Industries Holdings Ltd.	331,727	101,282
China Coal Energy Co., Ltd., Class H	3,064,364	1,193,974
China Modern Dairy Holdings Ltd.*	748,301	118,537
China Petroleum & Chemical Corp., Class H	1,098,781	710,258
China Power International Development Ltd.	2,266,583	570,417
China Shenhua Energy Co., Ltd., Class H	4,596,913	9,161,058
CNOOC Ltd.	405,199	669,819
Guangdong Investment Ltd.	426,976	899,999
Jiangxi Copper Co., Ltd., Class H	127,849	159,242
MMG Ltd.*	297,287	93,805
PetroChina Co., Ltd., Class H	1,661,006	882,713
Shougang Fushan Resources Group Ltd.	1,225,365	255,157
Southern Energy Holdings Group Ltd.*(b)(c)(d)	165,946	206,269
Zhaojin Mining Industry Co., Ltd., Class H	184,302	215,430
Total China		15,584,590

Egypt - 0.1%
Centamin PLC	66,027	105,020

Finland - 7.9%
Neste OYJ	6,761	225,755
Stora Enso OYJ, Class R	341,902	3,972,329
UPM-Kymmene OYJ	231,218	6,294,361
Valmet OYJ	64,866	1,271,826
Total Finland		11,764,271

France - 1.9%
Suez	40,351	596,628
TOTAL SA	23,682	1,240,197
Veolia Environnement SA	36,122	918,986
Vilmorin & Cie SA	1,445	79,880
Total France		2,835,691

Germany - 0.4%
Aurubis AG	1,660	73,117
GEA Group AG	11,383	287,062
Suedzucker AG	12,879	201,039
Total Germany		561,218

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong - 0.5%
Agritrade Resources Ltd.(b)	1,473,275	$210,793
C.P. Pokphand Co., Ltd.	3,116,017	262,724
Hong Kong & China Gas Co., Ltd.	153,603	340,254

Total Hong Kong		813,771

Italy - 0.4%
Eni SpA	32,683	516,873
Snam SpA	29,956	148,054

Total Italy		664,927

Ivory Coast - 0.1%
Endeavour Mining Corp.*	5,710	107,230

Japan - 3.5%
Daio Paper Corp.	65,015	782,036
Ebara Corp.	6,370	172,839
Fuji Oil Holdings, Inc.	5,617	173,826
Hokuto Corp.	2,070	35,461
Itoham Yonekyu Holdings, Inc.	36,442	240,653
Kewpie Corp.	8,948	203,890
NH Foods Ltd.(b)	12,720	475,060
Nichirei Corp.	8,309	193,768
Nippon Flour Mills Co., Ltd.	4,764	75,689
Nippon Paper Industries Co., Ltd.	49,979	886,112
Nippon Steel Corp.	32,560	514,752
Nisshin Oillio Group Ltd. (The)	2,231	65,445
Nisshin Seifun Group, Inc.	18,614	354,022
Prima Meat Packers Ltd.	6,005	113,435
S Foods, Inc.	4,035	124,869
Sumitomo Metal Mining Co., Ltd.	10,111	290,083
Toyo Suisan Kaisha Ltd.	6,274	253,965
UACJ Corp.(b)	1,845	30,332
Yamazaki Baking Co., Ltd.	13,807	211,349

Total Japan		5,197,586

Kazakhstan - 0.1%
KAZ Minerals PLC	17,376	122,976

Luxembourg - 0.4%
ArcelorMittal	37,422	604,902

Mexico - 0.2%
Fresnillo PLC(b)	42,167	310,305

Netherlands - 1.9%
ForFarmers NV	12,321	97,811
OCI NV*	13,214	348,833
Royal Dutch Shell PLC, Class B	74,405	2,371,013

Total Netherlands		2,817,657

Norway - 1.1%
Equinor ASA	30,206	546,520
Norsk Hydro ASA	75,554	261,615
Yara International ASA	17,201	815,948

Total Norway		1,624,083

Peru - 0.8%
Hochschild Mining PLC	29,267	74,539
Nexa Resources SA	4,919	40,533
	Shares	Value
Common Stocks (continued)
Peru (continued)
Southern Copper Corp.	28,542	$1,021,518

Total Peru		1,136,590

Portugal - 1.1%
Altri SGPS SA	88,932	589,150
Navigator Co. SA (The)	311,066	1,055,647

Total Portugal		1,644,797

Singapore - 1.2%
First Resources Ltd.	99,919	113,897
Golden Agri-Resources Ltd.	803,418	173,182
Olam International Ltd.	200,774	284,609
Wilmar International Ltd.	399,072	1,163,492

Total Singapore		1,735,180

South Africa - 0.8%
Anglo American PLC	46,902	1,170,981

Spain - 0.4%
Ebro Foods SA	9,707	196,918
Naturgy Energy Group SA	8,953	228,273
Repsol SA	13,801	221,040

Total Spain		646,231

Sweden - 1.4%
AAK AB	16,005	330,172
Boliden AB	10,098	231,630
Holmen AB, B Shares	72,831	1,556,356

Total Sweden		2,118,158

Switzerland - 1.2%
Bell Food Group AG*	772	207,426
Glencore PLC*	507,314	1,655,136

Total Switzerland		1,862,562

Tanzania - 0.0%(a)
Acacia Mining PLC*	23,468	64,770

United Kingdom - 1.9%
BP PLC	183,767	1,227,899
Central Asia Metals PLC	6,499	16,274
Cranswick PLC	6,353	207,075
Pennon Group PLC	27,464	241,182
Severn Trent PLC	15,491	382,205
Tate & Lyle PLC	29,188	269,974
United Utilities Group PLC	44,533	430,011

Total United Kingdom		2,774,620

United States - 30.4%
AK Steel Holding Corp.*(b)	11,679	32,935
Alcoa Corp.*	6,848	154,011
American Water Works Co., Inc.	11,789	1,353,141
Anadarko Petroleum Corp.	4,533	333,901
Aqua America, Inc.	11,648	488,634
Archer-Daniels-Midland Co.	35,330	1,451,356
Bunge Ltd.	8,902	520,144
Campbell Soup Co.	18,994	785,212
Carpenter Technology Corp.	1,748	78,677
Century Aluminum Co.*(b)	3,254	23,396
CF Industries Holdings, Inc.	14,030	695,327

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Chevron Corp.	17,245	$2,123,032
Cleveland-Cliffs, Inc.(b)	10,727	114,350
Coeur Mining, Inc.*(b)	11,741	54,009
Commercial Metals Co.	4,355	76,256
Conagra Brands, Inc.	30,633	884,375
Concho Resources, Inc.	1,822	177,973
ConocoPhillips	10,294	608,170
CONSOL Energy, Inc.*(b)	6,383	137,171
Continental Resources, Inc.*	3,411	126,787
Diamondback Energy, Inc.(b)	1,494	154,524
Domtar Corp.	27,002	1,146,235
Ecolab, Inc.	18,831	3,798,778
EOG Resources, Inc.	5,266	452,086
Exxon Mobil Corp.	38,454	2,859,439
Flowers Foods, Inc.	13,303	315,281
Flowserve Corp.	8,554	427,957
FMC Corp.	8,301	717,372
Freeport-McMoRan, Inc.	53,500	591,710
Fresh Del Monte Produce, Inc.	3,047	92,415
General Mills, Inc.	37,771	2,006,018
Halliburton Co.	7,920	182,160
Hecla Mining Co.	27,638	51,130
Hess Corp.	2,749	178,245
Hormel Foods Corp.(b)	65,891	2,700,872
IDEX Corp.	4,948	832,353
Ingredion, Inc.	4,205	325,004
John Bean Technologies Corp.(b)	1,988	235,896
Kellogg Co.(b)	21,682	1,262,326
Kinder Morgan, Inc.	20,544	423,617
Lamb Weston Holdings, Inc.	9,241	620,256
Louisiana-Pacific Corp.	53,514	1,398,856
Marathon Petroleum Corp.	6,104	344,205
McEwen Mining, Inc.(b)	19,800	34,254
Mosaic Co. (The)	24,315	612,495
Newmont Goldcorp Corp.	46,764	1,707,821
Nucor Corp.	11,254	611,993
Occidental Petroleum Corp.	6,788	348,632
ONEOK, Inc.	3,734	261,679
Peabody Energy Corp.	25,011	526,732
Pentair PLC	11,211	435,099
Phillips 66	4,139	424,496
Pilgrim's Pride Corp.*	30,622	828,631
Pioneer Natural Resources Co.	1,527	210,787
Post Holdings, Inc.*	4,193	449,573
Reliance Steel & Aluminum Co.	2,478	247,676
Sanderson Farms, Inc.	2,723	356,767
Schlumberger Ltd.	12,579	502,783
Seaboard Corp.	145	591,838
Steel Dynamics, Inc.	8,231	259,359
Tyson Foods, Inc., Class A	44,067	3,503,326
United States Steel Corp.(b)	6,399	96,177
Valero Energy Corp.	3,791	323,183
Warrior Met Coal, Inc.	11,917	294,827
Williams Cos., Inc. (The)	10,997	270,966
Xylem, Inc.	11,725	941,400

Total United States		45,176,086

Zambia - 0.1%
First Quantum Minerals Ltd.	25,454	235,708

Total Common Stocks
(Cost $136,161,039)		133,518,526
	Shares	Value
Short-Term Investment — 9.2%

Money Market Fund — 9.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(e)
(Cost $13,761,150)	13,761,150	$13,761,150

Investment of Cash Collateral For Securities Loaned — 2.5%

Money Market Fund — 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(e)
(Cost $3,734,261)	3,734,261	3,734,261

Total Investments — 101.4%
(Cost $153,656,450)		151,013,937
Other Assets and Liabilities, Net — (1.4)%		(2,211,563)
Net Assets — 100.0%		$148,802,374

		% of
Industry	Value	Net Assets
Industrial Metals	$22,327,586	15.0%
Timber	21,922,144	14.7
Energy	21,839,577	14.7
Grains Food Fiber	18,299,008	12.3
Money Market Fund	17,495,411	11.7
Coal	15,006,991	10.1
Water	12,265,841	8.2
Precious Metals	10,604,728	7.1
Livestock	10,091,753	6.8
Crop Production and Farming	488,499	0.3
Agricultural Chemicals	348,832	0.2
Refining & Marketing	225,756	0.2
Livestock Operations	97,811	0.1
Total Investments	$151,013,937	101.4%
Other Assets and Liabilities, Net	(2,211,563)	(1.4)
Total Net Assets	$148,802,374	100.0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,311,407; total market value of collateral held by the Fund was $5,591,052. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,856,791.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2019, the value of this security was $206,269.
(d)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The Security is fair valued using significant unobservable inputs.
(e)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2019 (unaudited)

Total Return Swap contracts outstanding at July 31, 2019:
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(f)
iShares MSCI EAFE ETF	Morgan Stanley	2.39	5/04/2020	Monthly	$(14,901,936)	$—
SPDR S&P 500 ETF Trust	Morgan Stanley	2.69	5/04/2020	Monthly	(15,427,694)	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $700,028 at July 31, 2019.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(f) Reflects the value at reset date of July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks
Argentina	$49,633	$—	$—		$49,633
Australia	14,594,746	—	—		14,594,746
Austria	149,528	—	—		149,528
Brazil	161,491	—	—		161,491
Canada	16,332,436	—	—		16,332,436
Chile	550,782	—	—		550,782
China	15,378,321	—	206,269	(h)	15,584,590
Egypt	105,020	—	—		105,020
Finland	11,764,271	—	—		11,764,271
France	2,835,691	—	—		2,835,691
Germany	561,218	—	—		561,218
Hong Kong	813,771	—	—		813,771
Italy	664,927	—	—		664,927
Ivory Coast	107,230	—	—		107,230
Japan	5,197,586	—	—		5,197,586
Kazakhstan	122,976	—	—		122,976
Luxembourg	604,902	—	—		604,902
Mexico	310,305	—	—		310,305
Netherlands	2,817,657	—	—		2,817,657
Norway	1,624,083	—	—		1,624,083
Peru	1,136,590	—	—		1,136,590
Portugal	1,644,797	—	—		1,644,797
Singapore	1,735,180	—	—		1,735,180
South Africa	1,170,981	—	—		1,170,981
Spain	646,231	—	—		646,231
Sweden	2,118,158	—	—		2,118,158
Switzerland	1,862,562	—	—		1,862,562
Tanzania	64,770	—	—		64,770
United Kingdom	2,774,620	—	—		2,774,620
United States	45,176,086	—	—		45,176,086
Zambia	235,708	—	—		235,708
Total Common Stocks	133,312,257	—	206,269		133,518,526

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2019 (unaudited)

Description Short-Term Investment:
Money Market Fund	13,761,150	—	—	13,761,150
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,734,261	—	—	3,734,261
Total Investments in Securities	$150,807,668	$—	$206,269	$151,013,937
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$150,807,668	$—	$206,269	$151,013,937
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—
	$—	$—	$—	$—

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $206,269, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund transferred common stock valued at $321,307 from Level 1 to Level 3 as a result of halted trade. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

July 31, 2019 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stock
Southern Energy Holdings Group Ltd.(j)	$321,307	$–	$14,511	$(133,102)	$56,472	$(52,919)	$321,307	$–	$206,269	$(133,102)
Total	$321,307	$–	$14,511	$(133,102)	$56,472	$(52,919)	$321,307	$–	$206,269	$(133,102)

Information about Level 3 fair value measurements as of July 31, 2019.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$206,269	Issuer Specific Facts				Company Information

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 99.9%
Argentina - 2.0%
Adecoagro SA*	23,472	$158,436

Australia - 15.4%
Australian Agricultural Co., Ltd.*	60,007	41,153
Bega Cheese Ltd.(a)	38,880	118,715
Costa Group Holdings Ltd.(a)	60,213	164,762
Elders Ltd.(a)	26,221	133,197
GrainCorp Ltd., Class A	45,469	268,893
Inghams Group Ltd.(a)	59,476	166,435
Nufarm Ltd.(a)	62,580	210,491
Ruralco Holdings Ltd.	15,475	45,331
Select Harvests Ltd.	18,823	96,784

Total Australia		1,245,761

Canada - 5.5%
Maple Leaf Foods, Inc.	15,179	357,758
Village Farms International, Inc.*(a)	7,801	89,467

Total Canada		447,225

China - 6.3%
Ausnutria Dairy Corp., Ltd.*(a)	88,912	161,289
China BlueChemical Ltd., Class H	359,385	99,167
China Huishan Dairy Holdings Co., Ltd.*(b)(c)	938,079	—
COFCO Meat Holdings Ltd.*	327,030	124,497
Leyou Technologies Holdings Ltd.*(a)	292,678	83,752
Sinofert Holdings Ltd.*(a)	356,377	40,063

Total China		508,768

Indonesia - 3.4%
PT Astra Agro Lestari Tbk	79,346	56,466
PT Japfa Comfeed Indonesia Tbk	1,013,177	115,651
PT Malindo Feedmill Tbk	194,122	15,372
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	559,445	42,306
PT Sawit Sumbermas Sarana Tbk	604,905	43,587

Total Indonesia		273,382

Japan - 32.8%
Fuji Oil Holdings, Inc.	10,489	324,596
Itoham Yonekyu Holdings, Inc.	30,113	198,858
Kumiai Chemical Industry Co., Ltd.	22,479	185,712
Megmilk Snow Brand Co., Ltd.	10,050	216,597
Morinaga Milk Industry Co., Ltd.	8,347	326,346
NH Foods Ltd.	18,459	689,397
Nichirei Corp.	24,677	575,475
Nihon Nohyaku Co., Ltd.	7,481	31,832
Prima Meat Packers Ltd.	5,783	109,242

Total Japan		2,658,055

Singapore - 5.7%
Golden Agri-Resources Ltd.	1,282,819	276,520
Japfa Ltd.	73,467	27,378
Olam International Ltd.	112,283	159,168

Total Singapore		463,066

Thailand - 2.7%
GFPT PCL	196,311	115,533
Thai Vegetable Oil PCL	108,420	101,352

Total Thailand		216,885

United States - 26.1%
AGCO Corp.	11,079	853,083
Cal-Maine Foods, Inc.	4,605	183,141
	Shares	Value
Common Stocks (continued)
United States (continued)
CVR Partners LP	15,022	$60,689
Element Solutions, Inc.*(a)	45,850	459,417
Sanderson Farms, Inc.	3,983	521,853
Titan International, Inc.	10,008	37,830

Total United States		2,116,013

Total Common Stocks
(Cost $8,480,251)		8,087,591
Rights - 0.0%
Australia — 0.0%
Elders Ltd., expires 8/9/19*(b)(c)
(Cost $0)	3,414	—
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(d)
(Cost $6,045)	6,045	6,045

Investment of Cash Collateral For Securities Loaned — 10.1%

Money Market Fund — 10.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(d)
(Cost $819,334)	819,334	819,334

Total Investments — 110.1%
(Cost $9,305,630)		8,912,970
Other Assets and Liabilities, Net — (10.1)%		(820,461)
Net Assets — 100.0%		$8,092,509

		% of
Industry	Value	Net Assets
Crop Production and Farming	$3,797,891	46.9%
Livestock Operations	1,597,881	19.8
Agricultural Chemicals	1,087,371	13.4
Agricultural Machinery	890,913	11.0
Money Market Fund	825,379	10.2
Agricultural Supplies and Logistics	713,535	8.8
Total Investments	$8,912,970	110.1%
Other Assets and Liabilities, Net	(820,461)	(10.1)
Total Net Assets	$8,092,509	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2019 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,426,543; total market value of collateral held by the Fund was $1,502,566. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $683,232.
(b)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At July 31, 2019, the value of these securities was $–.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks
Argentina	$158,436	$–	$–		$158,436
Australia	1,245,761	–	–		1,245,761
Canada	447,225	–	–		447,225
China	508,768	–	–	(f)	508,768
Indonesia	273,382	–	–		273,382
Japan	2,658,055	–	–		2,658,055
Singapore	463,066	–	–		463,066
Thailand	216,885	–	–		216,885
United States	2,116,013	–	–		2,116,013
Total Common Stocks	8,087,591	–	–		8,087,591
Rights
Australia	–	–	–	(f)	–
Short-Term Investment:
Money Market Fund	6,045	–	–		6,045
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	819,334	–	–		819,334
Total Investments in Securities	$8,912,970	$–	$–		$8,912,970

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	The Level 3 securities, valued in total at $–, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2019 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stocks
China Huishan Dairy Holdings Co., Ltd.(g)	$–(h)	$–	$–	$–	$–	$–	$–	$–	$–(h)	$–
Rights
Elders Ltd.(g)	–	–	–	–	–	–	–	–	–(h)	–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

Information about Level 3 fair value measurements as of July 31, 2019.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$–	Issuer Specific Facts				Company Information
Rights	–	Issuer Specific Facts				Subscription Terms

(g)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Includes a level 3 security valued at $-.

See Notes to Schedules of Investments.

Schedules of Investments - IQ U.S. Real Estate Small Cap ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 99.9%

Diversified REITs - 17.0%
Alexander & Baldwin, Inc.	42,649	$1,002,678
American Assets Trust, Inc.	30,368	1,409,075
Empire State Realty Trust, Inc., Class A	110,996	1,555,054
Exantas Capital Corp.	19,030	212,946
Granite Point Mortgage Trust, Inc.(a)	32,821	626,881
Industrial Logistics Properties Trust	40,515	866,211
Kennedy-Wilson Holdings, Inc.(a)	77,629	1,670,576
Monmouth Real Estate Investment Corp.	55,523	765,662
New Senior Investment Group, Inc.	50,728	361,691
Preferred Apartment Communities, Inc., Class A(a)	26,923	390,114
Redwood Trust, Inc.	60,120	1,017,231
Washington Real Estate Investment Trust	49,993	1,347,311
Winthrop Realty Trust*(a)(b)(c)	29,107	9,896

Total Diversified REITs		11,235,326

Hotel REITs - 11.2%
Ashford Hospitality Trust, Inc.	61,214	165,890
Braemar Hotels & Resorts, Inc.	19,904	181,525
Chatham Lodging Trust	28,705	512,671
Chesapeake Lodging Trust	37,328	1,025,400
DiamondRock Hospitality Co.	124,856	1,257,300
Hersha Hospitality Trust(a)	23,819	372,053
MGM Growth Properties LLC, Class A	56,834	1,697,063
Summit Hotel Properties, Inc.	64,745	719,317
Xenia Hotels & Resorts, Inc.(a)	70,887	1,519,108

Total Hotel REITs		7,450,327

Mortgage REITs - 14.0%
AG Mortgage Investment Trust, Inc.	20,247	331,241
Anworth Mortgage Asset Corp.	61,005	234,869
Apollo Commercial Real Estate Finance, Inc.(a)	96,347	1,813,251
Arbor Realty Trust, Inc.(a)	53,194	648,435
ARMOUR Residential REIT, Inc.	37,118	663,299
Capstead Mortgage Corp.(a)	52,909	446,023
Dynex Capital, Inc.	15,117	246,407
Front Yard Residential Corp.	29,139	349,959
Invesco Mortgage Capital, Inc.	80,865	1,332,655
iStar, Inc.(a)	38,598	509,494
KKR Real Estate Finance Trust, Inc.(a)	14,993	300,310
New York Mortgage Trust, Inc.(a)	132,114	807,217
Orchid Island Capital, Inc.	33,560	207,736
PennyMac Mortgage Investment Trust	47,070	1,036,952
Western Asset Mortgage Capital Corp.	32,515	330,352

Total Mortgage REITs		9,258,200

Office REITs - 11.6%
Brandywine Realty Trust	109,586	1,616,393
City Office REIT, Inc.	23,601	292,180
Easterly Government Properties, Inc.	42,664	805,070
Franklin Street Properties Corp.	65,179	525,343
Global Net Lease, Inc.(a)	52,757	1,029,817
Lexington Realty Trust	144,015	1,421,428
Mack-Cali Realty Corp.	47,693	1,134,139
Office Properties Income Trust(a)	29,727	837,410

Total Office REITs		7,661,780

Residential REITs - 2.0%
Essential Properties Realty Trust, Inc.	30,989	654,488
Independence Realty Trust, Inc.	56,224	694,366

Total Residential REITs		1,348,854

	Shares	Value
Common Stocks (continued)

Retail REITs - 20.3%
Acadia Realty Trust	51,818	$1,454,531
Agree Realty Corp.(a)	23,731	1,586,417
Brookfield Property REIT, Inc., Class A	57,105	1,102,698
CBL & Associates Properties, Inc.(a)	105,909	111,204
Cedar Realty Trust, Inc.	53,638	149,114
Four Corners Property Trust, Inc.	42,828	1,153,786
Kite Realty Group Trust	52,522	835,625
Pennsylvania Real Estate Investment Trust(a)	37,638	225,075
Retail Opportunity Investments Corp.	70,316	1,275,532
RPT Realty(a)	48,712	596,722
Seritage Growth Properties, Class A(a)	20,463	854,740
SITE Centers Corp.	87,627	1,248,685
Tanger Factory Outlet Centers, Inc.	57,995	920,961
Urban Edge Properties	72,043	1,205,279
Washington Prime Group, Inc.(a)	116,912	424,391
Whitestone REIT	24,391	310,985

Total Retail REITs		13,455,745

Specialized REITs - 23.8%
American Finance Trust, Inc.	66,753	781,678
CareTrust REIT, Inc.	59,384	1,379,490
CatchMark Timber Trust, Inc., Class A	30,598	310,876
Global Medical REIT, Inc.	21,776	224,946
Innovative Industrial Properties, Inc.(a)	5,834	616,479
LTC Properties, Inc.(a)	24,634	1,135,381
National Storage Affiliates Trust	35,579	1,077,688
Physicians Realty Trust	116,161	1,999,131
QTS Realty Trust, Inc., Class A(a)	34,294	1,587,126
Senior Housing Properties Trust	147,975	1,213,395
Spirit MTA REIT	26,966	226,784
STAG Industrial, Inc.	79,124	2,351,565
Terreno Realty Corp.	38,902	1,900,752
Uniti Group, Inc.(a)	111,053	935,066

Total Specialized REITs		15,740,357

Total Common Stocks
(Cost $70,142,221)		66,150,589
Short-Term Investment — 0.0%(d)
Money Market Fund — 0.0%(d)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(e)
(Cost $28,933)	28,933	28,933

Investment of Cash Collateral For Securities Loaned — 4.6%

Money Market Fund — 4.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(e)
(Cost $3,043,685)	3,043,685	3,043,685

Total Investments — 104.5%
(Cost $73,214,839)		69,223,207
Other Assets and Liabilities, Net — (4.5)%		(2,981,765)
Net Assets — 100.0%		$66,241,442

________

*	Non-income producing securities.

See Notes to Schedules of Investments.

Schedules of Investments - IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2019 (unaudited)

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,993,609; total market value of collateral held by the Fund was $12,412,815. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,369,130.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2019, the value of this security was $9,896.
(c)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The Security is fair valued using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	Reflects the 1-day yield at July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)

Common Stocks
Diversified REITs	$11,225,430	$–	$9,896	(g)	$11,235,326
Hotel REITs	7,450,327	–	–		7,450,327
Mortgage REITs	9,258,200	–	–		9,258,200
Office REITs	7,661,780	–	–		7,661,780
Residential REITs	1,348,854	–	–		1,348,854
Retail REITs	13,455,745	–	–		13,455,745
Specialized REITs	15,740,357	–	–		15,740,357
Total Common Stocks	66,140,693	–	9,896		66,150,589
Short-Term Investment:
Money Market Fund	28,933	–	–		28,933
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,043,685	–	–		3,043,685
Total Investments in Securities	$69,213,311	$–	$9,896		$69,223,207

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $9,896, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stocks
Winthrop Realty Trust(h)	$9,896	$–	$–	$–	$–	$–	$–	$–	$9,896	$–

(h)		Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of July 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$9,896	Issuer Specific Facts	Company Information

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

July 31, 2019 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.8%
Corporate Bonds — 90.9%
Consumer Discretionary — 10.5%
Allison Transmission, Inc.
5.000%, due 10/1/24‡	$137,000	$139,226
5.875%, due 6/1/29‡	88,000	93,390
Boyd Gaming Corp.
6.000%, due 8/15/26	107,000	111,815
6.375%, due 4/1/26	112,000	118,160
Cedar Fair LP
5.250%, due 7/15/29‡	85,000	87,762
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
5.375%, due 6/1/24	75,000	77,062
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, due 4/15/27	75,000	78,937
Churchill Downs, Inc.
4.750%, due 1/15/28‡	55,000	55,069
5.500%, due 4/1/27‡	107,000	112,082
Dana, Inc.
5.500%, due 12/15/24	58,000	58,725
Eldorado Resorts, Inc.
6.000%, due 4/1/25	142,000	149,100
6.000%, due 9/15/26	83,000	89,640
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	201,000	206,527
Goodyear Tire & Rubber Co. (The)
5.000%, due 5/31/26	135,000	134,662
5.125%, due 11/15/23	167,000	169,087
Hanesbrands, Inc.
4.625%, due 5/15/24‡	152,000	157,510
4.875%, due 5/15/26‡	136,000	141,950
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	124,000	125,395
4.875%, due 1/15/30‡	140,000	143,850
5.125%, due 5/1/26	285,000	295,687
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	133,000	136,325
4.875%, due 4/1/27	116,000	120,350
International Game Technology PLC
6.250%, due 2/15/22‡	223,000	234,986
6.250%, due 1/15/27‡	129,000	140,288
6.500%, due 2/15/25‡	178,000	195,132
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	107,000	109,274
5.000%, due 6/1/24‡	178,000	183,785
5.250%, due 6/1/26‡	153,000	158,929
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	78,000	80,048
5.625%, due 5/1/24	161,000	171,868
5.750%, due 2/1/27‡	114,000	122,978
MGM Resorts International
4.625%, due 9/1/26	96,000	98,400
5.500%, due 4/15/27	151,000	160,060
5.750%, due 6/15/25	151,000	163,080
6.000%, due 3/15/23	199,000	216,413
6.625%, due 12/15/21	188,000	203,510
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
MGM Resorts International (continued)
7.750%, due 3/15/22	$162,000	$180,630
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, due 5/15/26‡	151,000	156,663
Penske Automotive Group, Inc.
5.500%, due 5/15/26	65,000	67,275
QVC, Inc.
4.450%, due 2/15/25	103,000	104,729
Scientific Games International, Inc.
5.000%, due 10/15/25‡	203,000	207,314
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	119,000	121,231
5.500%, due 4/15/27‡	107,000	112,618
Viking Cruises Ltd.
5.875%, due 9/15/27‡	140,000	144,550
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, due 5/15/27‡	150,000	153,375
5.500%, due 3/1/25‡	305,000	319,488
		6,608,935
Consumer Staples — 4.2%
B&G Foods, Inc.
5.250%, due 4/1/25(a)	150,000	149,625
Energizer Holdings, Inc.
5.500%, due 6/15/25‡	98,000	99,470
JBS USA LUX SA / JBS USA Finance, Inc.
5.750%, due 6/15/25‡	185,000	189,625
6.750%, due 2/15/28‡	140,000	150,500
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.500%, due 4/15/29‡	225,000	241,594
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	124,000	129,270
4.875%, due 11/1/26‡	123,000	127,920
Pilgrim's Pride Corp.
5.750%, due 3/15/25‡	165,000	170,362
5.875%, due 9/30/27‡	132,000	138,600
Post Holdings, Inc.
5.000%, due 8/15/26‡	283,000	287,245
5.500%, due 3/1/25‡	170,000	175,950
5.500%, due 12/15/29‡	115,000	116,150
5.625%, due 1/15/28‡	128,000	132,000
5.750%, due 3/1/27‡	189,000	195,615
Spectrum Brands, Inc.
5.750%, due 7/15/25	156,000	161,655
Tempur Sealy International, Inc.
5.500%, due 6/15/26	99,000	103,455
5.625%, due 10/15/23	66,000	67,898
		2,636,934
Energy — 7.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	132,000	138,930
5.625%, due 5/20/24	132,000	140,085
5.750%, due 5/20/27	63,000	66,150
5.875%, due 8/20/26	86,000	91,160
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27	223,000	242,512
5.875%, due 3/31/25	222,000	244,200
7.000%, due 6/30/24	210,000	238,875

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners LP
5.250%, due 10/1/25	$237,000	$245,295
5.625%, due 10/1/26	170,000	179,775
DCP Midstream Operating LP
5.125%, due 5/15/29	90,000	92,475
5.375%, due 7/15/25	125,000	132,344
Diamondback Energy, Inc.
4.750%, due 11/1/24‡	124,000	127,410
5.375%, due 5/31/25	112,000	117,600
Diamondback Energy, Inc. - Entitlement
4.750%, due 11/1/24	75,000	77,062
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, due 1/30/26‡	99,000	102,465
5.750%, due 1/30/28‡	68,000	72,080
EnLink Midstream LLC
5.375%, due 6/1/29	75,000	77,396
EnLink Midstream Partners LP
4.150%, due 6/1/25	107,000	105,676
4.850%, due 7/15/26	81,000	82,403
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	74,000	75,942
Murphy Oil Corp.
5.750%, due 8/15/25	82,000	83,959
NuStar Logistics LP
5.625%, due 4/28/27	91,000	93,616
6.000%, due 6/1/26	75,000	78,750
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	70,000	70,525
5.375%, due 1/15/25‡	102,000	103,275
5.625%, due 10/15/27‡	113,000	116,390
Springleaf Finance Corp.
8.250%, due 12/15/20	175,000	186,594
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23	142,000	145,017
5.500%, due 2/15/26	131,000	135,912
6.000%, due 4/15/27	108,000	113,670
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.750%, due 10/1/23‡	88,000	89,210
5.500%, due 9/15/24‡	117,000	118,755
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, due 1/15/28	132,000	133,815
5.125%, due 2/1/25	50,000	51,437
5.375%, due 2/1/27	77,000	79,695
5.875%, due 4/15/26	146,000	154,213
6.500%, due 7/15/27‡	116,000	126,005
6.875%, due 1/15/29‡	141,000	155,453
WPX Energy, Inc.
5.250%, due 9/15/24	107,000	107,268
5.750%, due 6/1/26(a)	81,000	82,823
8.250%, due 8/1/23	78,000	87,750
		4,963,967
Financials — 7.2%
Ally Financial, Inc.
3.875%, due 5/21/24	125,000	128,906
4.125%, due 3/30/20	127,000	127,952
4.125%, due 2/13/22	55,000	56,375
4.250%, due 4/15/21	91,000	92,820
4.625%, due 3/30/25	103,000	110,081
	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
Ally Financial, Inc. (continued)
5.125%, due 9/30/24	$100,000	$109,125
8.000%, due 11/1/31	314,000	417,620
CIT Group, Inc.
4.125%, due 3/9/21	79,000	80,382
4.750%, due 2/16/24	89,000	94,229
5.000%, due 8/15/22	184,000	195,040
5.250%, due 3/7/25	70,000	76,737
Fortress Transportation & Infrastructure Investors LLC
6.750%, due 3/15/22‡	110,000	114,675
MSCI, Inc.
4.750%, due 8/1/26‡	109,000	113,360
5.375%, due 5/15/27‡	43,000	45,580
5.750%, due 8/15/25‡	142,000	147,680
Navient Corp.
5.000%, due 10/26/20	58,000	59,160
5.500%, due 1/25/23	136,000	141,270
5.875%, due 3/25/21	88,000	91,520
6.500%, due 6/15/22	147,000	156,739
6.625%, due 7/26/21	147,000	156,004
7.250%, due 9/25/23	88,000	96,030
8.000%, due 3/25/20	239,000	246,469
Quicken Loans, Inc.
5.250%, due 1/15/28‡	150,000	152,086
5.750%, due 5/1/25‡	204,000	211,025
Refinitiv US Holdings, Inc.
6.250%, due 5/15/26‡	225,000	242,437
Springleaf Finance Corp.
5.625%, due 3/15/23	147,000	157,658
6.125%, due 5/15/22	145,000	155,513
6.125%, due 3/15/24	221,000	239,233
6.875%, due 3/15/25	185,000	206,044
7.125%, due 3/15/26	250,000	280,000
		4,501,750
Health Care — 10.3%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	108,000	108,810
Avantor, Inc.
6.000%, due 10/1/24‡	247,000	264,290
Bausch Health Cos., Inc.
5.500%, due 11/1/25‡	290,000	301,600
5.750%, due 8/15/27‡	68,000	71,485
Centene Corp.
4.750%, due 5/15/22	169,000	170,901
4.750%, due 1/15/25	216,000	220,320
5.375%, due 6/1/26‡	268,000	282,405
5.625%, due 2/15/21	204,000	206,805
DaVita, Inc.
5.000%, due 5/1/25	225,000	220,500
5.125%, due 7/15/24	272,000	272,000
Elanco Animal Health, Inc.
3.912%, due 8/27/21	75,000	76,592
HCA Healthcare, Inc.
6.250%, due 2/15/21	128,000	134,080
HCA, Inc.
5.375%, due 2/1/25	356,000	386,705
5.375%, due 9/1/26	123,000	133,301
5.625%, due 9/1/28	222,000	244,755
5.875%, due 5/1/23	188,000	205,860
5.875%, due 2/15/26	214,000	238,075
5.875%, due 2/1/29	151,000	168,365

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
HCA, Inc. (continued)
7.500%, due 2/15/22	$288,000	$318,960
Hologic, Inc.
4.375%, due 10/15/25‡	150,000	152,437
IQVIA, Inc.
4.875%, due 5/15/23‡	105,000	107,494
5.000%, due 10/15/26‡	223,000	231,920
5.000%, due 5/15/27‡	130,000	135,200
MEDNAX, Inc.
5.250%, due 12/1/23‡	108,000	108,405
Molina Healthcare, Inc.
5.375%, due 11/15/22	101,000	105,292
Service Corp. International
4.625%, due 12/15/27	82,000	83,947
5.125%, due 6/1/29	125,000	131,719
Teleflex, Inc.
4.625%, due 11/15/27	63,000	65,441
Tenet Healthcare Corp.
4.375%, due 10/1/21	157,000	159,944
4.625%, due 7/15/24	306,000	311,355
5.125%, due 5/1/25	264,000	263,010
6.000%, due 10/1/20	244,000	251,930
WellCare Health Plans, Inc.
5.250%, due 4/1/25	199,000	206,463
5.375%, due 8/15/26‡	105,000	111,038
		6,451,404
Industrials — 9.0%
ADT Security Corp. (The)
3.500%, due 7/15/22	165,000	163,762
AECOM
5.125%, due 3/15/27	124,000	129,890
5.875%, due 10/15/24	148,000	159,470
Aramark Services, Inc.
4.750%, due 6/1/26	71,000	72,864
5.000%, due 4/1/25‡	107,000	111,280
5.000%, due 2/1/28‡	178,000	185,565
5.125%, due 1/15/24	149,000	153,284
Beacon Roofing Supply, Inc.
4.875%, due 11/1/25‡	200,000	198,000
Builders FirstSource, Inc.
5.625%, due 9/1/24‡	109,000	113,087
Colfax Corp.
6.000%, due 2/15/24‡	102,000	107,865
Iron Mountain, Inc.
4.375%, due 6/1/21‡	56,000	56,350
4.875%, due 9/15/27‡	171,000	170,145
5.250%, due 3/15/28‡	119,000	119,892
Lennar Corp.
4.125%, due 1/15/22	87,000	88,849
4.500%, due 4/30/24	96,000	99,725
4.750%, due 4/1/21	40,000	40,952
4.750%, due 5/30/25	82,000	85,690
4.750%, due 11/29/27	151,000	158,550
5.875%, due 11/15/24	83,000	91,200
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24‡	126,000	128,362
5.750%, due 4/15/26‡	100,000	104,250
PulteGroup, Inc.
4.250%, due 3/1/21	40,000	40,700
5.000%, due 1/15/27	107,000	112,617
5.500%, due 3/1/26	129,000	139,165
	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	$63,000	$64,733
5.375%, due 4/15/23‡	110,000	112,475
Standard Industries, Inc.
4.750%, due 1/15/28‡	155,000	153,063
5.000%, due 2/15/27‡	76,000	77,330
5.375%, due 11/15/24‡	147,000	150,675
5.500%, due 2/15/23‡	78,000	79,755
6.000%, due 10/15/25‡	198,000	207,900
Toll Brothers Finance Corp.
4.875%, due 3/15/27	63,000	66,465
TransDigm, Inc.
6.250%, due 3/15/26‡	610,000	642,025
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	75,000	78,188
United Rentals North America, Inc.
4.625%, due 10/15/25	148,000	150,220
4.875%, due 1/15/28	276,000	281,175
5.250%, due 1/15/30	100,000	102,250
5.500%, due 7/15/25	125,000	129,688
5.500%, due 5/15/27	151,000	157,606
5.875%, due 9/15/26	142,000	150,520
6.500%, due 12/15/26	170,000	183,600
		5,619,182
Information Technology — 4.4%
CDK Global, Inc.
4.875%, due 6/1/27	97,000	100,395
5.000%, due 10/15/24	83,000	87,669
5.250%, due 5/15/29‡	75,000	77,625
5.875%, due 6/15/26	63,000	66,937
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	90,000	91,350
5.000%, due 9/1/25	107,000	111,547
5.500%, due 12/1/24	73,000	79,022
CommScope, Inc.
5.500%, due 3/1/24‡	213,000	216,727
EMC Corp.
2.650%, due 6/1/20	325,000	322,969
3.375%, due 6/1/23(a)	133,000	131,338
Match Group, Inc.
5.000%, due 12/15/27‡	64,000	66,960
Sensata Technologies BV
5.000%, due 10/1/25‡	103,000	108,279
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	132,000	139,920
SS&C Technologies, Inc.
5.500%, due 9/30/27‡	307,000	319,280
Symantec Corp.
5.000%, due 4/15/25‡	188,000	191,189
Western Digital Corp.
4.750%, due 2/15/26	360,000	356,400
Xerox Corp.
4.125%, due 3/15/23	169,000	169,932
4.500%, due 5/15/21	149,000	152,788
		2,790,327
Materials — 8.1%
Alcoa Nederland Holding BV
6.125%, due 5/15/28‡	100,000	105,000
7.000%, due 9/30/26‡	50,000	53,500

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
Arconic, Inc.
5.125%, due 10/1/24	$200,000	$211,000
5.400%, due 4/15/21	189,000	195,615
6.150%, due 8/15/20	141,000	145,201
Ashland LLC
4.750%, due 8/15/22	182,000	188,825
Ball Corp.
4.000%, due 11/15/23	155,000	160,812
4.375%, due 12/15/20	163,000	166,056
4.875%, due 3/15/26	108,000	114,345
5.250%, due 7/1/25	152,000	165,300
Berry Global, Inc.
4.500%, due 2/15/26‡	82,000	81,795
4.875%, due 7/15/26‡	200,000	208,097
5.125%, due 7/15/23	112,000	114,520
5.625%, due 7/15/27‡(a)	75,000	78,656
Blue Cube Spinco LLC
9.750%, due 10/15/23	100,000	109,875
10.000%, due 10/15/25	80,000	89,900
Constellium SE
5.875%, due 2/15/26‡	75,000	77,906
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	150,000	154,687
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	151,000	154,964
Freeport-McMoRan, Inc.
3.550%, due 3/1/22	329,000	329,822
3.875%, due 3/15/23	324,000	324,810
4.000%, due 11/14/21	65,000	66,138
4.550%, due 11/14/24	129,000	132,225
5.400%, due 11/14/34	125,000	120,938
5.450%, due 3/15/43	310,000	287,137
Novelis Corp.
5.875%, due 9/30/26‡	225,000	233,438
Olin Corp.
5.000%, due 2/1/30	82,000	79,643
5.125%, due 9/15/27	89,000	89,334
5.625%, due 8/1/29	120,000	123,000
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	90,000	92,250
5.875%, due 8/15/23‡	98,000	104,860
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, due 7/15/23‡	233,000	236,786
Sealed Air Corp.
4.875%, due 12/1/22‡	99,000	104,198
5.125%, due 12/1/24‡	37,000	39,590
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	119,000	123,463
		5,063,686
Media — 13.0%
AMC Networks, Inc.
4.750%, due 8/1/25	114,000	116,137
5.000%, due 4/1/24	168,000	172,620
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	13,000	13,049
5.000%, due 2/1/28‡	293,000	300,691
5.125%, due 2/15/23	100,000	101,500
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.125%, due 5/1/23‡	$127,000	$130,016
5.125%, due 5/1/27‡	303,000	312,469
5.375%, due 5/1/25‡	50,000	51,750
5.375%, due 6/1/29‡	135,000	139,725
5.500%, due 5/1/26‡	170,000	178,075
5.750%, due 2/15/26‡	269,000	282,786
5.875%, due 4/1/24‡	219,000	227,486
5.875%, due 5/1/27‡	91,000	95,550
CSC Holdings LLC
5.250%, due 6/1/24	70,000	72,975
5.375%, due 7/15/23‡	200,000	204,500
5.375%, due 2/1/28‡	178,000	185,120
5.500%, due 5/15/26‡	260,000	271,050
5.500%, due 4/15/27‡	223,000	234,150
6.500%, due 2/1/29‡	300,000	330,750
6.625%, due 10/15/25‡	119,000	126,735
6.750%, due 11/15/21	113,000	120,910
10.875%, due 10/15/25‡	250,000	285,300
DISH DBS Corp.
5.125%, due 5/1/20	186,000	188,093
6.750%, due 6/1/21	315,000	328,781
Gray Television, Inc.
5.125%, due 10/15/24‡	88,000	90,090
5.875%, due 7/15/26‡	96,000	99,720
7.000%, due 5/15/27‡	125,000	136,250
iHeartCommunications, Inc.
6.375%, due 5/1/26	125,000	133,125
Lamar Media Corp.
5.750%, due 2/1/26	100,000	105,500
Lions Gate Capital Holdings LLC
5.875%, due 11/1/24‡	78,000	81,315
6.375%, due 2/1/24‡	89,000	93,561
Live Nation Entertainment, Inc.
4.875%, due 11/1/24‡	89,000	91,670
Netflix, Inc.
4.375%, due 11/15/26(a)	158,000	159,580
4.875%, due 4/15/28	236,000	243,080
5.375%, due 11/15/29‡	155,000	162,750
5.500%, due 2/15/22	93,000	98,696
5.875%, due 2/15/25	116,000	126,440
5.875%, due 11/15/28	300,000	329,625
6.375%, due 5/15/29‡	143,000	160,339
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	146,000	151,475
Nexstar Escrow, Inc.
5.625%, due 7/15/27‡	160,000	165,600
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27‡	100,000	101,500
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	164,000	165,640
4.625%, due 7/15/24‡	200,000	205,000
5.000%, due 8/1/27‡	244,000	251,625
5.375%, due 4/15/25‡	161,000	167,038
5.375%, due 7/15/26‡	144,000	150,300
5.500%, due 7/1/29‡	205,000	213,969
		8,154,106

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Real Estate — 1.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, due 5/15/26‡	$150,000	$155,445
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	161,000	165,428
Starwood Property Trust, Inc.
3.625%, due 2/1/21	73,000	73,274
4.750%, due 3/15/25	88,000	89,100
5.000%, due 12/15/21	129,000	133,031
		616,278
Telecommunication Services — 10.9%
CenturyLink, Inc.
5.625%, due 4/1/25(a)	80,000	80,800
5.800%, due 3/15/22	278,000	289,467
6.450%, due 6/15/21	169,000	177,239
7.500%, due 4/1/24(a)	150,000	164,062
CyrusOne LP / CyrusOne Finance Corp.
5.000%, due 3/15/24	92,000	94,415
5.375%, due 3/15/27	89,000	94,451
Equinix, Inc.
5.375%, due 5/15/27	207,000	222,266
5.875%, due 1/15/26	183,000	194,437
Level 3 Financing, Inc.
5.125%, due 5/1/23	93,000	93,465
5.250%, due 3/15/26	139,000	144,560
5.375%, due 1/15/24	120,000	121,800
5.375%, due 5/1/25	144,000	148,860
5.625%, due 2/1/23	67,000	67,838
SBA Communications Corp.
4.000%, due 10/1/22	108,000	109,215
4.875%, due 7/15/22	126,000	127,260
4.875%, due 9/1/24	176,000	180,840
Sprint Capital Corp.
6.875%, due 11/15/28	380,000	418,000
Sprint Communications, Inc.
6.000%, due 11/15/22	365,000	386,900
7.000%, due 3/1/20‡	190,000	194,038
7.000%, due 8/15/20	200,000	207,500
Sprint Corp.
7.125%, due 6/15/24	400,000	437,000
7.250%, due 9/15/21	353,000	379,034
7.875%, due 9/15/23	660,000	735,075
T-Mobile USA, Inc.
4.000%, due 4/15/22	63,000	63,945
4.500%, due 2/1/26	173,000	176,028
4.750%, due 2/1/28	241,000	247,628
5.125%, due 4/15/25	75,000	77,531
5.375%, due 4/15/27(a)	76,000	80,655
6.000%, due 4/15/24	155,000	161,781
6.500%, due 1/15/26	312,000	331,890
ViaSat, Inc.
5.625%, due 4/15/27‡	101,000	105,798
Zayo Group LLC / Zayo Capital, Inc.
5.750%, due 1/15/27‡	265,000	268,644
6.000%, due 4/1/23	225,000	230,906
		6,813,328
Transportation — 0.6%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	78,000	78,479
5.000%, due 6/1/22‡	110,000	113,274
	Principal Amount	Value
Corporate Bonds (continued)
Transportation (continued)
XPO Logistics, Inc.
6.750%, due 8/15/24‡	$150,000	$159,750
		351,503
Utilities — 3.8%
AES Corp.
4.000%, due 3/15/21	88,000	89,540
4.500%, due 3/15/23	43,000	44,182
5.125%, due 9/1/27	88,000	93,060
5.500%, due 4/15/25	56,000	58,100
6.000%, due 5/15/26	118,000	125,670
Calpine Corp.
5.250%, due 6/1/26‡	175,000	176,531
Clearway Energy Operating LLC
5.750%, due 10/15/25‡	92,000	95,910
NextEra Energy Operating Partners LP
4.250%, due 7/15/24‡	100,000	101,500
4.250%, due 9/15/24‡(a)	82,000	83,025
4.500%, due 9/15/27‡	88,000	88,220
NRG Energy, Inc.
5.250%, due 6/15/29‡	100,000	105,250
5.750%, due 1/15/28	160,000	170,400
6.625%, due 1/15/27	192,000	204,720
7.250%, due 5/15/26	157,000	169,560
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	81,000	81,101
5.000%, due 1/31/28‡	103,000	104,287
Vistra Operations Co. LLC
5.000%, due 7/31/27‡	185,000	189,163
5.500%, due 9/1/26‡	170,000	178,075
5.625%, due 2/15/27‡	211,000	222,078
		2,380,372
Total Corporate Bonds
(Cost $55,843,442)		56,951,772

Foreign Bonds — 6.9%
Consumer Discretionary — 1.9%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡(a)	263,000	269,246
5.000%, due 10/15/25‡	433,000	442,201
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	205,000	207,050
5.250%, due 4/15/23	256,000	268,800
		1,187,297
Energy — 0.3%
Aker BP ASA, (Norway)
4.750%, due 6/15/24‡	130,000	133,900
5.875%, due 3/31/25‡	75,000	78,677
		212,577
Industrials — 0.3%
Bombardier, Inc., (Canada)
8.750%, due 12/1/21‡	150,000	164,250

Information Technology — 0.8%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	63,000	64,024
4.375%, due 6/12/27	85,000	87,662
Open Text Corp., (Canada)
5.875%, due 6/1/26‡	149,000	158,871

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Information Technology (continued)
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	$157,000	$161,758
		472,315
Materials — 1.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	151,000	153,265
6.000%, due 2/15/25‡	245,000	252,963
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	91,000	92,706
5.125%, due 3/15/23‡	102,000	106,080
5.125%, due 5/15/24‡(a)	106,000	110,240
		715,254
Media — 2.1%
Telenet Finance Luxembourg Notes SARL, (Belgium)
5.500%, due 3/1/28‡	200,000	202,400
UPCB Finance IV Ltd., (Netherlands)
5.375%, due 1/15/25‡	175,000	179,375
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	89,000	93,227
Virgin Media Secured Finance PLC, (United Kingdom)
5.250%, due 1/15/26‡	174,000	177,915
5.500%, due 8/15/26‡	105,000	109,725
5.500%, due 5/15/29‡	225,000	230,063
Ziggo BV, (Netherlands)
5.500%, due 1/15/27‡	322,000	328,843
		1,321,548
Telecommunication Services — 0.4%
Inmarsat Finance PLC, (United Kingdom)
4.875%, due 5/15/22‡	150,000	151,312
Intelsat Jackson Holdings SA, (Luxembourg)
9.500%, due 9/30/22‡	64,000	74,720
		226,032
Total Foreign Bonds
(Cost $4,221,670)		4,299,273

Short-Term Investment — 0.4%

Money Market Fund — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.02%(b)
(Cost $257,867)	257,867	257,867

Investment of Cash Collateral For Securities Loaned — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $1,180,803)	1,180,803	1,180,803

Total Investments — 100.1%
(Cost $61,503,782)		62,689,715
Other Assets and Liabilities, Net — (0.1)%		(56,516)
Net Assets — 100.0%		$62,633,199

__________

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,343,408; total market value of collateral held by the Fund was $1,389,931. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $209,128.
(b)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Corporate Bonds	$–	$56,951,772	$–	$56,951,772
Foreign Bonds	–	4,299,273	–	4,299,273
Short-Term Investment:
Money Market Fund	257,867	–	–	257,867
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,180,803	–	–	1,180,803
Total Investments in Securities	$1,438,670	$61,251,045	$–	$62,689,715

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 98.2%
Australia - 3.3%
AGL Energy Ltd.	3,074	$44,430
Australia & New Zealand Banking Group Ltd.	3,223	62,001
BHP Group Ltd.	8,623	242,253
BlueScope Steel Ltd.	4,911	44,309
Brambles Ltd.	6,063	54,828
Caltex Australia Ltd.	2,986	55,486
CIMIC Group Ltd.	2,025	51,209
Commonwealth Bank of Australia	1,342	76,125
CSL Ltd.	396	62,673
Downer EDI Ltd.	10,872	54,103
Metcash Ltd.	27,634	53,712
National Australia Bank Ltd.	3,176	62,410
Origin Energy Ltd.	10,329	56,527
Qantas Airways Ltd.	17,647	69,452
Ramsay Health Care Ltd.	1,644	82,469
Rio Tinto PLC	3,818	219,629
Sonic Healthcare Ltd.	3,245	62,715
South32 Ltd.	16,197	35,054
Telstra Corp. Ltd.	37,412	102,371
Viva Energy Group Ltd.‡	34,339	56,804
Wesfarmers Ltd.	5,629	152,049
Westpac Banking Corp.	3,336	65,876
Woolworths Group Ltd.	7,470	183,397

Total Australia		1,949,882

Austria - 0.3%
OMV AG	1,758	88,688
voestalpine AG	2,419	64,747

Total Austria		153,435

Belgium - 0.9%
Anheuser-Busch InBev SA/NV	3,744	379,632
Colruyt SA(a)	645	33,875
Solvay SA	648	66,997
Umicore SA	1,632	51,677

Total Belgium		532,181

Canada - 5.9%
Air Canada*	3,223	111,454
Alimentation Couche-Tard, Inc., Class B	4,032	248,402
Bank of Montreal	769	57,859
Bank of Nova Scotia (The)	1,284	68,896
BCE, Inc.	2,218	100,736
Bombardier, Inc., Class B*	43,074	74,461
Brookfield Asset Management, Inc., Class A	2,274	111,990
Canadian Imperial Bank of Commerce	625	49,418
Canadian National Railway Co.	734	69,825
Canadian Natural Resources Ltd.	2,108	53,665
Canadian Tire Corp. Ltd., Class A	468	51,360
Cenovus Energy, Inc.	6,331	59,156
CGI, Inc.*	1,035	80,063
Empire Co., Ltd., Class A	3,263	86,796
Enbridge, Inc.	6,887	231,184
George Weston Ltd.	2,041	162,236
Great-West Lifeco, Inc.	3,015	66,538
Husky Energy, Inc.	5,824	45,416
Imperial Oil Ltd.	3,098	85,262
Loblaw Cos. Ltd.	2,851	148,678
Magna International, Inc.	2,855	144,712
Manulife Financial Corp.	4,595	83,631
Metro, Inc.	1,425	56,017
Nutrien Ltd.	1,863	102,659
Parkland Fuel Corp.	1,936	63,587
Pembina Pipeline Corp.	1,211	44,165
	Shares	Value
Common Stocks (continued)
Canada (continued)
Power Corp. of Canada	3,336	$71,082
Power Financial Corp.	3,249	71,480
Restaurant Brands International, Inc.	780	57,736
Rogers Communications, Inc., Class B	1,206	62,920
Royal Bank of Canada	1,306	103,653
Saputo, Inc.	1,412	42,861
SNC-Lavalin Group, Inc.	1,918	30,498
Sun Life Financial, Inc.	1,343	56,087
Suncor Energy, Inc.	3,264	94,131
TC Energy Corp.	1,561	76,817
Teck Resources Ltd., Class B	2,261	46,489
TELUS Corp.	1,612	58,236
Thomson Reuters Corp.	798	53,866
Toronto-Dominion Bank (The)	1,632	95,883
WSP Global, Inc.	813	46,087

Total Canada		3,425,992

Denmark - 0.7%
Carlsberg A/S, Class B	392	53,867
DSV A/S	820	78,862
ISS A/S	2,710	76,512
Novo Nordisk A/S, Class B	2,110	101,935
Orsted A/S‡	653	59,997
Vestas Wind Systems A/S	581	48,062

Total Denmark		419,235

Finland - 0.8%
Kesko OYJ, Class B	797	48,664
Kone OYJ, Class B	885	50,844
Neste OYJ	1,764	58,901
Nokia OYJ(a)	22,433	121,875
Outokumpu OYJ(a)	11,676	33,930
Stora Enso OYJ, Class R	5,210	60,531
UPM-Kymmene OYJ	2,262	61,578
Wartsila OYJ Abp	2,792	35,392

Total Finland		471,715

France - 13.3%
Air France-KLM*	12,830	134,621
Air Liquide SA	1,053	146,551
Airbus SE	2,503	356,883
Arkema SA	582	52,942
Atos SE	1,371	111,524
AXA SA	9,293	236,942
BNP Paribas SA	3,771	177,098
Bollore SA	28,356	122,877
Bouygues SA	6,168	222,368
Bureau Veritas SA	2,083	52,391
Capgemini SE	890	114,204
Carrefour SA	17,444	338,042
Casino Guichard Perrachon SA(a)	3,748	139,379
Cie de Saint-Gobain	4,761	184,233
Cie Generale des Etablissements Michelin	667	74,598
Cie Plastic Omnium SA	1,866	49,592
CNP Assurances	4,811	100,168
Credit Agricole SA	8,187	98,264
Danone SA	1,690	147,521
Dassault Systemes SE	275	42,254
Eiffage SA	1,300	129,341
Electricite de France SA	21,822	272,486
Elior Group SA‡	4,370	57,560
Engie SA	21,143	327,685
EssilorLuxottica SA	697	95,181
Faurecia SE	1,719	82,299
Kering SA	133	69,525
L'Oreal SA	599	161,396
See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	814	$340,137
Natixis SA	11,116	45,075
Orange SA	14,291	213,613
Orpea	438	55,253
Pernod Ricard SA	294	52,063
Peugeot SA	10,040	238,774
Publicis Groupe SA	1,613	80,295
Renault SA	2,716	152,833
Rexel SA	6,937	78,125
Safran SA	1,078	155,852
Sanofi	2,693	226,258
Schneider Electric SE	1,526	132,662
Societe Generale SA	3,329	82,303
Sodexo SA	1,363	157,296
SPIE SA	2,895	54,119
Suez	6,691	98,933
Teleperformance	235	49,609
Thales SA	816	92,716
TOTAL SA	10,823	566,787
Valeo SA	2,654	83,921
Veolia Environnement SA	5,707	145,193
Vinci SA	4,093	424,908
Vivendi SA	3,656	102,497

Total France		7,727,147

Germany - 10.6%
adidas AG	450	145,073
Allianz SE	996	233,322
Aurubis AG	1,038	45,720
BASF SE	6,419	432,603
Bayer AG	4,645	303,840
Bayerische Motoren Werke AG	4,285	318,840
Beiersdorf AG(a)	409	47,815
Brenntag AG	1,518	75,025
CECONOMY AG*	17,559	112,883
Continental AG	1,324	184,622
Covestro AG‡	1,587	72,640
Daimler AG	8,224	429,399
Deutsche Bank AG	9,879	77,435
Deutsche Lufthansa AG	8,927	142,878
Deutsche Post AG	9,539	313,417
Deutsche Telekom AG	21,792	361,037
E.ON SE	12,424	125,243
Evonik Industries AG	3,263	94,313
Fresenius Medical Care AG & Co. KGaA	2,090	146,369
Fresenius SE & Co. KGaA	3,704	187,808
Hannover Rueck SE	343	54,115
HeidelbergCement AG	1,366	99,802
Infineon Technologies AG	2,834	53,705
LANXESS AG	949	57,205
MAN SE	537	29,680
Merck KGaA	874	89,954
METRO AG(a)	8,403	130,983
Muenchener Rueckversicherungs-Gesellschaft AG	482	116,884
ProSiebenSat.1 Media SE	3,136	40,957
RWE AG	3,898	106,157
Salzgitter AG	1,824	40,312
SAP SE	1,952	242,807
Siemens AG	3,311	364,923
Siemens Healthineers AG‡	3,657	153,971
Telefonica Deutschland Holding AG	14,845	37,701
thyssenkrupp AG(a)	12,527	163,047
TUI AG	14,592	146,082
Uniper SE(a)	10,576	329,120
	Shares	Value
Common Stocks (continued)
Germany (continued)
United Internet AG	1,477	$44,516

Total Germany		6,152,203

Hong Kong - 1.3%
AIA Group Ltd.	7,988	82,555
CK Hutchison Holdings Ltd.	13,236	124,533
CLP Holdings Ltd.	4,895	53,309
Dairy Farm International Holdings Ltd.	5,776	43,320
Jardine Matheson Holdings Ltd.	2,333	142,056
Li & Fung Ltd.	354,240	49,779
Nine Dragons Paper Holdings Ltd.	52,906	43,188
Sun Art Retail Group Ltd.	62,301	63,352
WH Group Ltd.‡	90,940	89,570
Yue Yuen Industrial Holdings Ltd.	13,403	37,583

Total Hong Kong		729,245

Ireland - 0.4%
CRH PLC	4,766	159,607
Smurfit Kappa Group PLC	1,891	60,387

Total Ireland		219,994

Israel - 0.1%
Teva Pharmaceutical Industries Ltd.*	6,672	53,385

Italy - 2.8%
Assicurazioni Generali SpA	8,972	168,222
Atlantia SpA	1,824	47,237
Autogrill SpA	5,258	55,850
Enel SpA	68,214	470,811
Eni SpA	16,681	263,805
Intesa Sanpaolo SpA	32,308	70,519
Leonardo SpA	6,559	80,623
Poste Italiane SpA‡	16,114	173,313
Prysmian SpA	2,431	50,534
Saipem SpA*	11,945	59,742
Saras SpA	24,558	40,741
Telecom Italia SpA*	185,993	105,737
UniCredit SpA	4,731	56,130

Total Italy		1,643,264

Japan - 31.2%
Aeon Co., Ltd.	12,205	212,681
AGC, Inc.	1,980	61,091
Aisin Seiki Co., Ltd.	3,396	110,880
Ajinomoto Co., Inc.	3,076	55,443
Alfresa Holdings Corp.	3,862	93,940
Alps Alpine Co., Ltd.	2,255	41,538
ANA Holdings, Inc.	2,576	86,883
Asahi Group Holdings Ltd.	1,886	82,249
Asahi Kasei Corp.	9,121	93,499
Astellas Pharma, Inc.	4,948	70,796
Bridgestone Corp.	2,547	96,180
Canon, Inc.	6,059	165,768
Central Japan Railway Co.	425	85,802
Chubu Electric Power Co., Inc.	7,074	100,271
Chugoku Electric Power Co., Inc. (The)	4,441	55,587
Cosmo Energy Holdings Co., Ltd.	4,140	86,060
Dai Nippon Printing Co., Ltd.	3,483	73,590
Dai-ichi Life Holdings, Inc.	8,127	120,286
Daiichi Sankyo Co., Ltd.	1,107	67,771
Daikin Industries Ltd.	697	87,209
Denso Corp.	4,361	186,289
Dentsu, Inc.	1,630	54,346
East Japan Railway Co.	1,660	152,966
Fast Retailing Co., Ltd.	186	112,294

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Fuji Media Holdings, Inc.	3,498	$45,845
FUJIFILM Holdings Corp.	1,398	66,710
Fujitsu Ltd.	2,938	231,170
Hakuhodo DY Holdings, Inc.	5,290	83,705
Hankyu Hanshin Holdings, Inc.	1,194	42,173
Hanwa Co., Ltd.	3,028	83,331
Haseko Corp.	4,354	47,560
Hino Motors Ltd.	7,413	59,877
HIS Co., Ltd.	1,502	36,950
Hitachi High-Technologies Corp.	1,033	52,804
Hitachi Ltd.	8,557	306,736
Honda Motor Co., Ltd.	11,637	290,510
Idemitsu Kosan Co., Ltd.	3,901	108,506
IHI Corp.	2,083	49,996
Isetan Mitsukoshi Holdings Ltd.	4,614	36,886
Isuzu Motors Ltd.	4,442	49,565
ITOCHU Corp.	34,119	654,255
Japan Airlines Co., Ltd.	2,129	67,199
Japan Post Holdings Co., Ltd.	16,992	167,142
Japan Post Insurance Co., Ltd.	3,934	65,872
Japan Tobacco, Inc.	3,818	85,081
JFE Holdings, Inc.	9,164	122,173
JTEKT Corp.	4,123	49,290
JXTG Holdings, Inc.	66,585	315,646
Kajima Corp.	7,068	91,658
Kansai Electric Power Co., Inc. (The)	8,401	104,147
Kao Corp.	800	58,791
Kawasaki Heavy Industries Ltd.	2,130	46,690
Kawasaki Kisen Kaisha Ltd.*(a)	4,359	56,126
KDDI Corp.	12,134	318,898
Kintetsu Group Holdings Co., Ltd.	1,283	61,211
Kirin Holdings Co., Ltd.	3,163	69,043
Kobe Steel Ltd.	10,327	66,960
Komatsu Ltd.	4,033	90,838
Konica Minolta, Inc.	5,534	46,382
Kubota Corp.	4,403	68,635
Kyocera Corp.	1,327	81,765
Kyushu Electric Power Co., Inc.	6,584	65,673
LIXIL Group Corp.	4,183	72,815
Marubeni Corp.	41,371	270,536
Mazda Motor Corp.	7,692	76,442
Medipal Holdings Corp.	5,407	115,734
MEIJI Holdings Co., Ltd.	640	44,622
Mitsubishi Chemical Holdings Corp.	23,829	170,441
Mitsubishi Corp.	25,647	693,644
Mitsubishi Electric Corp.	15,549	205,148
Mitsubishi Heavy Industries Ltd.	2,867	119,037
Mitsubishi Materials Corp.	2,086	57,734
Mitsubishi Motors Corp.	11,738	52,109
Mitsubishi UFJ Financial Group, Inc.	21,777	105,139
Mitsui & Co., Ltd.	20,707	339,284
Mitsui Chemicals, Inc.	2,769	63,962
Mitsui OSK Lines Ltd.	2,718	67,265
Mizuho Financial Group, Inc.	45,348	64,487
MS&AD Insurance Group Holdings, Inc.	2,812	92,745
Murata Manufacturing Co., Ltd.	1,670	74,490
NEC Corp.	3,828	157,950
NH Foods Ltd.	1,430	53,407
Nidec Corp.	420	56,922
Nippon Express Co., Ltd.	1,644	93,272
Nippon Paper Industries Co., Ltd.	2,430	43,083
Nippon Steel Corp.	12,483	197,348
Nippon Telegraph & Telephone Corp.	15,354	696,039
Nippon Yusen K.K.	5,420	91,003
Nissan Motor Co., Ltd.	32,434	212,333
Nitto Denko Corp.	861	42,743
Nomura Research Institute Ltd.	2,919	52,129
	Shares	Value
Common Stocks (continued)
Japan (continued)
NTT Data Corp.	11,466	$151,542
NTT DOCOMO, Inc.	12,012	289,306
Obayashi Corp.	10,720	102,288
Oji Holdings Corp.	11,023	57,463
Olympus Corp.	4,310	47,357
Omron Corp.	1,016	49,034
Oriental Land Co., Ltd.	422	56,124
ORIX Corp.	3,463	49,804
Osaka Gas Co., Ltd.	2,915	53,803
Otsuka Corp.	1,559	62,101
Otsuka Holdings Co., Ltd.	1,714	63,414
PALTAC Corp.	906	44,726
Panasonic Corp.	21,845	186,047
Persol Holdings Co., Ltd.	3,758	91,964
Rakuten, Inc.	7,881	81,006
Recruit Holdings Co., Ltd.	4,993	170,978
Renesas Electronics Corp.*	9,641	57,628
Ricoh Co., Ltd.	8,772	80,954
Secom Co., Ltd.	799	62,927
Seibu Holdings, Inc.	2,627	41,592
Seiko Epson Corp.	3,644	54,035
Sekisui House Ltd.	2,766	46,760
Seven & i Holdings Co., Ltd.	7,267	249,518
SG Holdings Co., Ltd.	1,929	51,292
Sharp Corp.	5,475	69,537
Shimizu Corp.	10,370	84,144
Shin-Etsu Chemical Co., Ltd.	944	96,987
Ship Healthcare Holdings, Inc.	1,250	56,643
Shiseido Co., Ltd.	664	49,206
Showa Denko K.K.	1,444	39,207
SoftBank Group Corp.	7,635	395,761
Sojitz Corp.	23,547	74,171
Sompo Holdings, Inc.	1,675	69,916
Sony Corp.	5,105	290,102
Subaru Corp.	3,774	88,445
Sumitomo Chemical Co., Ltd.	19,571	90,127
Sumitomo Corp.	17,161	256,605
Sumitomo Electric Industries Ltd.	7,200	89,789
Sumitomo Metal Mining Co., Ltd.	1,544	44,297
Sumitomo Mitsui Financial Group, Inc.	3,032	106,312
Suntory Beverage & Food Ltd.	1,168	46,634
Suzuken Co., Ltd.	1,454	80,752
Suzuki Motor Corp.	2,286	89,882
T&D Holdings, Inc.	2,885	32,577
Taiheiyo Cement Corp.	1,310	37,101
Taisei Corp.	1,960	68,056
Takeda Pharmaceutical Co., Ltd.	2,124	71,110
TDK Corp.	889	69,351
Teijin Ltd.	2,696	46,955
Toho Holdings Co., Ltd.	2,212	49,486
Tohoku Electric Power Co., Inc.	6,800	68,329
Tokio Marine Holdings, Inc.	1,864	99,522
Tokyo Electric Power Co., Holdings, Inc.*	35,042	169,441
Tokyo Electron Ltd.	493	84,887
Tokyo Gas Co., Ltd.	2,752	68,981
Tokyu Corp.	3,316	58,395
Toppan Printing Co., Ltd.	5,652	92,556
Toray Industries, Inc.	15,677	108,710
Toshiba Corp.	2,808	90,130
Tosoh Corp.	2,967	41,892
Toyota Boshoku Corp.	3,158	44,530
Toyota Industries Corp.	1,396	72,902
Toyota Motor Corp.	10,975	710,001
Toyota Tsusho Corp.	9,061	264,549
West Japan Railway Co.	1,019	83,885
Yahoo Japan Corp.	28,886	85,401
Yamada Denki Co., Ltd.	11,813	52,333

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamaha Motor Co., Ltd.	2,476	$43,739
Yamato Holdings Co., Ltd.	2,897	57,193
Yamazaki Baking Co., Ltd.	2,784	42,616
Zensho Holdings Co., Ltd.	2,041	44,119

Total Japan		18,160,008

Luxembourg - 0.6%
ArcelorMittal	18,736	302,855
RTL Group SA	1,151	57,105

Total Luxembourg		359,960

Netherlands - 3.9%
Aegon NV	12,555	62,583
Akzo Nobel NV	624	59,367
Altice Europe NV*	42,462	159,324
ASML Holding NV	406	91,674
EXOR NV	3,748	262,734
Heineken Holding NV	1,206	123,131
Heineken NV	1,125	121,650
ING Groep NV	4,207	47,178
Koninklijke Ahold Delhaize NV	10,223	232,825
Koninklijke DSM NV	555	69,703
Koninklijke Philips NV	2,808	132,826
NN Group NV	1,210	45,846
Randstad NV	3,224	163,470
Royal Dutch Shell PLC, Class B	20,330	647,842
Wolters Kluwer NV	684	49,928

Total Netherlands		2,270,081

Norway - 0.8%
Equinor ASA	13,431	243,009
Norsk Hydro ASA	21,428	74,197
Telenor ASA	3,730	76,491
Yara International ASA	1,544	73,241

Total Norway		466,938

Portugal - 0.4%
EDP - Energias de Portugal SA	20,658	76,385
Galp Energia SGPS SA	4,275	67,041
Jeronimo Martins SGPS SA(a)	5,431	88,315

Total Portugal		231,741

Singapore - 0.9%
Jardine Cycle & Carriage Ltd.	3,371	83,281
Oversea-Chinese Banking Corp. Ltd.	5,927	49,978
Sembcorp Industries Ltd.	23,157	39,595
Singapore Airlines Ltd.	9,160	64,723
Singapore Telecommunications Ltd.	30,535	74,299
Wilmar International Ltd.	73,760	215,047

Total Singapore		526,923

Spain - 2.9%
Acciona SA	511	54,790
ACS Actividades de Construccion y Servicios SA	5,364	218,585
Amadeus IT Group SA	686	54,504
Banco Bilbao Vizcaya Argentaria SA	11,266	57,694
Banco Santander SA	41,995	180,623
Cia de Distribucion Integral Logista Holdings SA	2,444	51,375
Endesa SA	3,920	97,547
Iberdrola SA	21,975	209,682
Industria de Diseno Textil SA	4,749	142,922
Mapfre SA(a)	19,280	53,516
	Shares	Value
Common Stocks (continued)
Spain (continued)
Naturgy Energy Group SA	3,392	$86,486
Repsol SA	12,335	197,561
Siemens Gamesa Renewable Energy SA	2,673	37,722
Telefonica SA	33,475	257,953

Total Spain		1,700,960

Sweden - 1.7%
Assa Abloy AB, B Shares	1,980	46,006
Atlas Copco AB, A Shares	1,731	53,591
Electrolux AB	1,752	40,946
Essity AB, B Shares	2,170	65,146
Hennes & Mauritz AB, B Shares	6,146	108,055
ICA Gruppen AB(a)	1,344	60,131
NCC AB, B Shares	2,887	46,466
Sandvik AB	2,930	45,554
Securitas AB, B Shares	4,880	76,304
Skanska AB, B Shares	5,869	110,581
SSAB AB, A Shares(a)	12,470	35,734
Telefonaktiebolaget LM Ericsson, B Shares	12,573	111,534
Telia Co. AB	11,683	52,550
Volvo AB, B Shares	10,576	159,029

Total Sweden		1,011,627

Switzerland - 5.5%
ABB Ltd.	6,259	118,889
Adecco Group AG	3,076	169,211
Cie Financiere Richemont SA	682	58,831
Credit Suisse Group AG*	5,621	68,304
Glencore PLC*	117,672	383,910
Kuehne + Nagel International AG	757	112,212
LafargeHolcim Ltd.*	2,255	111,497
Nestle SA	6,675	712,674
Novartis AG	4,123	380,899
Roche Holding AG	2,044	550,538
Schindler Holding AG - Participating Certificate	225	52,318
Sika AG	317	46,109
STMicroelectronics NV	3,817	71,036
Swiss Life Holding AG	98	47,664
Swiss Re AG	776	75,687
Swisscom AG	133	64,821
UBS Group AG*	7,556	84,681
Zurich Insurance Group AG	277	96,950

Total Switzerland		3,206,231

United Kingdom - 9.7%
Amcor PLC	4,747	50,812
Associated British Foods PLC	2,808	83,206
AstraZeneca PLC	1,738	150,265
Aviva PLC	9,661	48,039
Babcock International Group PLC	7,900	46,083
BAE Systems PLC	18,631	125,151
Balfour Beatty PLC	15,982	40,312
Barclays PLC	29,755	56,137
BP PLC	67,702	452,373
British American Tobacco PLC	4,013	145,053
BT Group PLC	58,411	138,165
Bunzl PLC	1,939	51,045
Capita PLC*	27,301	38,961
Centrica PLC	105,149	97,953
Compass Group PLC	8,143	207,690
Computacenter PLC	3,496	65,280
DCC PLC	801	68,282
Diageo PLC	1,960	82,641
Dixons Carphone PLC	29,706	43,485
DS Smith PLC	10,347	45,192

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
easyJet PLC	3,200	$37,772
Experian PLC	1,630	49,896
Fiat Chrysler Automobiles NV	20,713	277,572
G4S PLC	29,573	69,362
GlaxoSmithKline PLC	13,007	271,163
Hays PLC	29,884	56,387
HSBC Holdings PLC	16,113	129,564
Imperial Brands PLC	2,911	74,674
Inchcape PLC	7,093	54,238
InterContinental Hotels Group PLC	713	49,929
International Consolidated Airlines Group SA	18,060	93,850
ITV PLC	26,045	35,383
J Sainsbury PLC	44,749	107,750
John Wood Group PLC	9,382	61,000
Johnson Matthey PLC	2,175	85,621
Kingfisher PLC	21,185	57,691
Legal & General Group PLC	11,990	38,435
Lloyds Banking Group PLC	94,089	61,440
Marks & Spencer Group PLC(a)	20,047	51,032
Mondi PLC	2,327	51,387
National Grid PLC	8,682	89,755
Pearson PLC(a)	4,397	46,905
Petrofac Ltd.	6,774	34,812
Prudential PLC	4,577	95,161
Reckitt Benckiser Group PLC	976	76,149
RELX PLC	3,625	86,709
Rolls-Royce Holdings PLC*	8,987	94,856
Royal Bank of Scotland Group PLC	14,829	39,402
Royal Mail PLC	22,783	58,499
SSE PLC	8,117	109,377
Standard Chartered PLC	6,776	56,153
Tesco PLC	88,528	242,053
Travis Perkins PLC	2,766	46,264
Unilever NV	5,899	343,701
Vodafone Group PLC	122,240	224,635
Wm Morrison Supermarkets PLC(a)	29,968	71,426
WPP PLC	13,447	159,778

Total United Kingdom		5,625,906

United States - 0.2%
Ferguson PLC	1,778	134,195

Total Common Stocks
(Cost $59,061,620)		57,172,248

Preferred Stocks - 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA, 2.00%	1,059	109,939
Schaeffler AG, 8.20%	7,853	59,211
Volkswagen AG, 3.21%	3,304	555,259

Total Germany		724,409

Total Preferred Stocks
(Cost $736,153)		724,409
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(b)
(Cost $84,880)	84,880	84,880

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $1,077,419)	1,077,419	$1,077,419

Total Investments — 101.5%
(Cost $60,960,072)		59,058,956
Other Assets and Liabilities, Net — (1.5)%		(844,796)
Net Assets — 100.0%		$58,214,160

		% of
Industry	Value	Net Assets
Industrials	$12,808,723	22.0%
Consumer Discretionary	8,395,864	14.5
Consumer Staples	6,716,377	11.5
Financials	5,506,844	9.5
Materials	5,308,477	9.1
Communication Services	4,627,327	8.0
Energy	4,214,714	7.2
Health Care	3,729,325	6.4
Utilities	3,541,569	6.1
Information Technology	3,047,437	5.2
Money Market Fund	1,162,299	2.0
Total Investments	$59,058,956	101.5%
Other Assets and Liabilities, Net	(844,796)	(1.5)
Total Net Assets	$58,214,160	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2019 (unaudited)

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,013,011; total market value of collateral held by the Fund was $1,077,419.
(b)	Reflects the 1-day yield at July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)

Common Stocks
Australia	$1,949,882	$–	$–	$1,949,882
Austria	153,435	–	–	153,435
Belgium	532,181	–	–	532,181
Canada	3,425,992	–	–	3,425,992
Denmark	419,235	–	–	419,235
Finland	471,715	–	–	471,715
France	7,727,147	–	–	7,727,147
Germany	6,152,203	–	–	6,152,203
Hong Kong	729,245	–	–	729,245
Ireland	219,994	–	–	219,994
Israel	53,385	–	–	53,385
Italy	1,643,264	–	–	1,643,264
Japan	18,160,008	–	–	18,160,008
Luxembourg	359,960	–	–	359,960
Netherlands	2,270,081	–	–	2,270,081
Norway	466,938	–	–	466,938
Portugal	231,741	–	–	231,741
Singapore	526,923	–	–	526,923
Spain	1,700,960	–	–	1,700,960
Sweden	1,011,627	–	–	1,011,627
Switzerland	3,206,231	–	–	3,206,231
United Kingdom	5,625,906	–	–	5,625,906
United States	134,195	–	–	134,195
Total Common Stocks	57,172,248	–	–	57,172,248

Preferred Stocks
Germany	724,409	–	–	724,409
Total Preferred Stocks	724,409	–	–	724,409
Short-Term Investment:
Money Market Fund	84,880	–	–	84,880
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,077,419	–	–	1,077,419
Total Investments in Securities	$59,058,956	$–	$–	$59,058,956

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

July 31, 2019 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stock
Rolls-Royce Holdings PLC — Entitlement	$1,326	$–	$(41)	$(13)	$–	$(1,272)	$–	$–	$–	$–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 99.2%
Australia - 7.8%
AGL Energy Ltd.	13,520	$195,412
Alumina Ltd.	61,617	99,379
AMP Ltd.	63,499	78,342
APA Group	25,148	191,359
Aristocrat Leisure Ltd.	13,838	292,335
ASX Ltd.	5,772	353,477
Aurizon Holdings Ltd.	44,097	175,069
Australia & New Zealand Banking Group Ltd.	50,762	976,507
Bendigo & Adelaide Bank Ltd.	14,292	113,185
BHP Group Ltd.	53,806	1,511,617
BHP Group PLC	36,862	895,582
BlueScope Steel Ltd.	10,407	93,895
Boral Ltd.	30,999	110,249
Brambles Ltd.	31,367	283,651
Caltex Australia Ltd.	5,928	110,155
Coca-Cola Amatil Ltd.	16,981	124,298
Coles Group Ltd.*	20,436	200,014
Commonwealth Bank of Australia	32,022	1,816,457
Computershare Ltd.	13,405	146,352
CSL Ltd.	8,194	1,296,829
Dexus	28,019	253,375
Fortescue Metals Group Ltd.	30,262	173,748
Goodman Group	38,028	388,182
GPT Group (The)	48,606	208,046
Incitec Pivot Ltd.	42,071	100,911
Insurance Australia Group Ltd.	50,523	300,522
Lendlease Group	11,402	114,346
Macquarie Group Ltd.	6,029	535,186
Medibank Pvt Ltd.	66,322	165,022
Mirvac Group	100,049	222,047
National Australia Bank Ltd.	49,371	970,166
Newcrest Mining Ltd.	14,298	350,637
Northern Star Resources Ltd.	12,350	110,744
Oil Search Ltd.	29,126	142,734
Orica Ltd.	9,363	140,814
Origin Energy Ltd.	36,435	199,396
QBE Insurance Group Ltd.	26,227	225,781
Ramsay Health Care Ltd.	2,955	148,234
Rio Tinto Ltd.	6,672	454,809
Rio Tinto PLC	19,859	1,142,383
Santos Ltd.	37,264	185,697
Scentre Group	98,203	270,069
SEEK Ltd.	10,056	144,929
Sonic Healthcare Ltd.	11,236	217,153
South32 Ltd.	96,514	208,880
Stockland	55,509	174,846
Suncorp Group Ltd.	27,281	254,034
Sydney Airport	28,037	161,553
Telstra Corp. Ltd.	74,254	203,183
Transurban Group	51,754	554,691
Treasury Wine Estates Ltd.	16,127	196,745
Vicinity Centres	66,576	119,767
Wesfarmers Ltd.	20,565	555,496
Westpac Banking Corp.	61,136	1,207,254
Woodside Petroleum Ltd.	18,965	453,586
Woolworths Group Ltd.	24,354	597,917
Total Australia		20,917,047

Austria - 0.2%
ANDRITZ AG	2,223	80,094
Erste Group Bank AG*	6,626	239,322
OMV AG	3,755	189,433

	Shares	Value
Common Stocks (continued)
Austria (continued)
Verbund AG	1,332	$75,042
Total Austria		583,891

Belgium - 1.1%
Ageas	4,485	243,038
Anheuser-Busch InBev SA/NV	13,688	1,387,926
Galapagos NV*	1,031	181,256
Groupe Bruxelles Lambert SA	1,954	185,969
KBC Group NV	5,228	339,239
Solvay SA	1,618	167,286
UCB SA	2,629	206,714
Umicore SA	4,534	143,570
Total Belgium		2,854,998

China - 0.3%
AAC Technologies Holdings, Inc.	14,526	79,330
BOC Hong Kong Holdings Ltd.	74,061	284,781
China Mengniu Dairy Co., Ltd.*	55,836	226,828
Lenovo Group Ltd.	144,371	117,298
Want Want China Holdings Ltd.	140,053	109,675
Total China		817,912

Denmark - 1.6%
Ambu A/S, Class B(a)	3,138	46,219
AP Moller - Maersk A/S, Class A	85	91,570
AP Moller - Maersk A/S, Class B	121	136,901
Carlsberg A/S, Class B	2,084	286,375
Chr Hansen Holding A/S	2,236	196,840
Coloplast A/S, Class B	2,679	314,850
Danske Bank A/S	12,191	182,229
Drilling Co. of 1972 A/S (The)*	410	27,913
DSV A/S	3,533	339,780
Genmab A/S*	1,124	209,829
GN Store Nord A/S	2,389	114,380
ISS A/S	4,036	113,949
Novo Nordisk A/S, Class B	29,565	1,428,293
Novozymes A/S, Class B	4,247	198,398
Orsted A/S‡	2,218	203,787
Pandora A/S	1,974	76,468
Vestas Wind Systems A/S	3,768	311,703
Total Denmark		4,279,484

Finland - 1.0%
Elisa OYJ	3,010	142,365
Fortum OYJ	8,471	196,178
Kone OYJ, Class B	7,149	410,720
Neste OYJ	7,628	254,705
Nokia OYJ(a)	104,297	566,628
Nokian Renkaat OYJ	3,090	89,347
Sampo OYJ, Class A	9,003	377,602
Stora Enso OYJ, Class R	12,894	149,807
UPM-Kymmene OYJ	10,670	290,465
Wartsila OYJ Abp	10,230	129,676
Total Finland		2,607,493

France - 9.9%
Accor SA	4,618	207,210
Adevinta ASA, Class A*	3,531	39,964
Aeroports de Paris	528	91,532
Air Liquide SA	7,898	1,099,204
Airbus SE	10,069	1,435,658
Alstom SA	3,698	160,741

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Arkema SA	1,811	$164,737
Atos SE	1,968	160,087
AXA SA	34,185	871,610
BNP Paribas SA	19,915	935,272
Bouygues SA	4,308	155,312
Bureau Veritas SA	6,797	170,956
Capgemini SE	2,864	367,507
Carrefour SA	10,963	212,449
Cie de Saint-Gobain(a)	9,596	371,329
Cie Generale des Etablissements Michelin	3,429	383,503
Credit Agricole SA	20,885	250,671
Danone SA	10,185	889,054
Dassault Systemes SE	2,594	398,566
Edenred	5,304	268,345
Electricite de France SA	7,514	93,826
Engie SA	30,293	469,497
EssilorLuxottica SA	5,505	751,754
Eutelsat Communications SA	4,661	89,883
Getlink SE	10,574	153,639
Hermes International	610	432,362
Ingenico Group SA	1,355	129,744
Ipsen SA	845	97,563
Kering SA	1,369	715,633
Klepierre SA	4,218	130,746
Legrand SA	5,617	399,378
L'Oreal SA	4,355	1,173,423
LVMH Moet Hennessy Louis Vuitton SE	4,508	1,883,708
Orange SA	33,966	507,703
Orpea	1,114	140,529
Pernod Ricard SA	3,748	663,719
Peugeot SA	10,039	238,750
Publicis Groupe SA	4,123	205,243
Renault SA	3,527	198,469
Rexel SA	7,952	89,556
Rubis SCA	2,227	126,209
Safran SA	6,213	898,244
Sanofi	19,620	1,648,416
Schneider Electric SE	9,963	866,126
SCOR SE	3,506	145,213
SEB SA	521	84,112
Societe Generale SA	13,512	334,058
Sodexo SA	1,505	173,683
Teleperformance	1,239	261,554
Thales SA	2,132	242,243
TOTAL SA	43,638	2,285,268
Ubisoft Entertainment SA*	1,621	134,928
Unibail-Rodamco-Westfield	2,569	346,099
Valeo SA	4,784	151,273
Veolia Environnement SA	9,551	242,989
Vinci SA	8,722	905,460
Vivendi SA	18,468	517,758
Worldline SA‡*	1	72
Total France		26,562,537

Germany - 7.5%
adidas AG	3,672	1,183,797
Allianz SE	7,638	1,789,273
BASF SE	16,971	1,143,745
Bayer AG	17,070	1,116,587
Bayerische Motoren Werke AG	6,275	466,913
Beiersdorf AG(a)	2,213	258,715
Brenntag AG	3,453	170,661
Commerzbank AG	20,822	142,878

	Shares	Value
Common Stocks (continued)
Germany (continued)
Continental AG	1,980	$276,096
Covestro AG‡	3,279	150,086
Daimler AG	15,463	807,368
Delivery Hero SE‡*	2,404	116,647
Deutsche Bank AG	38,680	303,187
Deutsche Boerse AG	3,483	489,788
Deutsche Lufthansa AG	4,539	72,647
Deutsche Post AG	17,423	572,458
Deutsche Telekom AG	57,154	946,893
Deutsche Wohnen SE	7,464	276,072
E.ON SE	40,052	403,753
Fresenius Medical Care AG & Co. KGaA	4,013	281,042
Fresenius SE & Co. KGaA	7,925	401,831
GEA Group AG	3,817	96,259
Hannover Rueck SE	1,268	200,051
HeidelbergCement AG	2,942	214,946
Henkel AG & Co. KGaA(a)	1,652	156,436
HUGO BOSS AG	1,611	102,527
Infineon Technologies AG	24,620	466,551
K+S AG(a)	4,329	70,997
KION Group AG	1,455	78,748
LANXESS AG	2,291	138,100
LEG Immobilien AG	1,147	133,709
Merck KGaA	2,453	252,469
MTU Aero Engines AG	1,218	307,161
Muenchener Rueckversicherungs-Gesellschaft AG	2,399	581,754
OSRAM Licht AG(a)	2,237	85,679
ProSiebenSat.1 Media SE	4,871	63,616
Rheinmetall AG	835	96,130
RWE AG	12,137	330,536
SAP SE	17,434	2,168,598
Scout24 AG‡*	2,166	121,184
Siemens AG	13,697	1,509,621
Symrise AG	2,897	269,783
thyssenkrupp AG(a)	9,359	121,813
TUI AG	8,547	85,565
United Internet AG	2,620	78,966
Vonovia SE	8,841	435,676
Wirecard AG	2,195	370,497
Zalando SE‡*	3,034	140,797
Total Germany		20,048,606

Hong Kong - 3.3%
AIA Group Ltd.	222,036	2,294,704
ASM Pacific Technology Ltd.	7,479	88,138
Bank of East Asia Ltd. (The)	37,007	107,316
CK Asset Holdings Ltd.	52,387	397,191
CK Hutchison Holdings Ltd.	53,228	500,804
CK Infrastructure Holdings Ltd.	16,184	125,806
CLP Holdings Ltd.	31,507	343,128
Hang Lung Properties Ltd.	49,221	116,452
Hang Seng Bank Ltd.	14,728	351,648
Henderson Land Development Co., Ltd.	30,352	158,005
Hong Kong & China Gas Co., Ltd.	197,077	436,556
Hong Kong Exchanges and Clearing Ltd.	23,757	806,073
Hongkong Land Holdings Ltd.	26,237	160,570
Hysan Development Co., Ltd.	23,985	114,748
Jardine Matheson Holdings Ltd.	4,138	251,963
Jardine Strategic Holdings Ltd.	3,935	135,757
Link REIT	41,085	479,716
MTR Corp. Ltd.	31,265	205,893
New World Development Co., Ltd.	132,453	187,819

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Power Assets Holdings Ltd.	29,956	$214,876
Sino Land Co., Ltd.	77,725	126,697
Sun Hung Kai Properties Ltd.	27,297	442,518
Swire Pacific Ltd., Class A	13,147	150,652
Techtronic Industries Co., Ltd.	28,401	213,518
WH Group Ltd.‡	165,412	162,921
Wharf Real Estate Investment Co., Ltd.	25,158	159,730
Wheelock & Co., Ltd.	19,950	126,409
Total Hong Kong		8,859,608

Ireland - 0.6%
Bank of Ireland Group PLC	19,231	85,647
CRH PLC	14,405	482,405
Flutter Entertainment PLC	1,521	121,800
Glanbia PLC	3,015	39,611
James Hardie Industries PLC	9,836	134,844
Kerry Group PLC, Class A	2,763	324,245
Kingspan Group PLC	3,003	148,119
Smurfit Kappa Group PLC	4,536	144,851
Total Ireland		1,481,522

Israel - 0.5%
Bank Hapoalim BM*	37,307	284,745
Bank Leumi Le-Israel BM	44,851	329,241
Bezeq The Israeli Telecommunication Corp. Ltd.	88,225	60,551
Israel Discount Bank Ltd., Class A	37,383	163,134
Nice Ltd.*	1,962	302,360
Teva Pharmaceutical Industries Ltd.*	18,179	145,457
Total Israel		1,285,488

Italy - 2.0%
Assicurazioni Generali SpA	24,027	450,498
Atlantia SpA	11,461	296,813
Enel SpA	145,207	1,002,214
Eni SpA	48,172	761,827
FinecoBank Banca Fineco SpA	13,592	136,079
Intesa Sanpaolo SpA	274,990	600,223
Leonardo SpA	9,891	121,579
Mediobanca Banca di Credito Finanziario SpA	18,534	186,836
Moncler SpA	3,837	158,795
Prysmian SpA	7,538	156,694
Recordati SpA	2,912	131,407
Snam SpA	48,499	239,701
Telecom Italia SpA*	312,929	177,901
Terna Rete Elettrica Nazionale SpA	36,379	222,936
UniCredit SpA	41,839	496,394
Unione di Banche Italiane SpA	27,028	69,966
Total Italy		5,209,863

Japan - 24.0%
Advantest Corp.	4,263	167,654
Aeon Co., Ltd.(a)	14,756	257,134
AGC, Inc.	4,873	150,353
Air Water, Inc.	6,130	100,892
Aisin Seiki Co., Ltd.	3,816	124,593
Ajinomoto Co., Inc.	11,198	201,837
Alfresa Holdings Corp.	5,313	129,234
Alps Alpine Co., Ltd.	4,811	88,621
Amada Holdings Co., Ltd.	11,730	130,507
Aozora Bank Ltd.	4,684	107,765

	Shares	Value
Common Stocks (continued)
Japan (continued)
Asahi Group Holdings Ltd.	8,193	$357,300
Asahi Kasei Corp.	26,902	275,772
Astellas Pharma, Inc.	37,358	534,521
Bandai Namco Holdings, Inc.(a)	4,409	239,586
Bank of Kyoto Ltd. (The)	1,903	74,227
Bridgestone Corp.	11,852	447,554
Brother Industries Ltd.	6,687	119,790
Canon, Inc.	20,134	550,845
Central Japan Railway Co.	3,481	702,772
Chiba Bank Ltd. (The)	16,839	83,749
Chubu Electric Power Co., Inc.	13,838	196,147
Chugai Pharmaceutical Co., Ltd.	4,643	333,552
Concordia Financial Group Ltd.	27,493	97,488
Dai Nippon Printing Co., Ltd.	7,773	164,230
Daifuku Co., Ltd.	2,151	119,065
Dai-ichi Life Holdings, Inc.	21,460	317,626
Daiichi Sankyo Co., Ltd.	12,248	749,827
Daikin Industries Ltd.	5,223	653,506
Daito Trust Construction Co., Ltd.	1,556	201,710
Daiwa House Industry Co., Ltd.	12,824	367,446
Daiwa Securities Group, Inc.	35,720	155,118
Denso Corp.	8,465	361,600
Dentsu, Inc.	4,611	153,735
East Japan Railway Co.	6,959	641,260
Eisai Co., Ltd.	5,192	282,422
Electric Power Development Co., Ltd.	3,980	89,699
FamilyMart UNY Holdings Co., Ltd.(a)	4,480	96,140
FANUC Corp.	3,758	675,973
Fast Retailing Co., Ltd.	991	598,297
FUJIFILM Holdings Corp.	7,753	369,959
Fujitsu Ltd.	3,983	313,394
Fukuoka Financial Group, Inc.	4,902	90,387
Hamamatsu Photonics K.K.	3,518	131,712
Hankyu Hanshin Holdings, Inc.	5,403	190,840
Hino Motors Ltd.	8,737	70,572
Hirose Electric Co., Ltd.	951	100,465
Hisamitsu Pharmaceutical Co., Inc.	1,768	71,730
Hitachi Ltd.	17,885	641,109
Honda Motor Co., Ltd.	32,765	817,956
Hoya Corp.	7,251	561,314
Idemitsu Kosan Co., Ltd.	4,723	131,370
IHI Corp.	3,640	87,367
Inpex Corp.	20,159	178,483
Isetan Mitsukoshi Holdings Ltd.	8,496	67,921
Isuzu Motors Ltd.	13,400	149,520
ITOCHU Corp.	28,004	536,996
Japan Exchange Group, Inc.	11,476	169,432
Japan Tobacco, Inc.	22,750	506,964
JFE Holdings, Inc.	10,936	145,797
JGC Corp.	6,290	82,554
JXTG Holdings, Inc.	63,565	301,330
Kajima Corp.	9,606	124,571
Kansai Electric Power Co., Inc. (The)	14,676	181,938
Kansai Paint Co., Ltd.	5,686	112,908
Kao Corp.	9,022	663,012
KDDI Corp.	33,128	870,649
Keikyu Corp.	6,936	117,288
Keio Corp.	3,152	196,247
Keisei Electric Railway Co., Ltd.	4,035	149,210
Keyence Corp.	1,681	977,403
Kikkoman Corp.	4,175	191,302
Kintetsu Group Holdings Co., Ltd.	4,081	194,700
Kirin Holdings Co., Ltd.	16,137	352,242
Kobayashi Pharmaceutical Co., Ltd.	1,279	91,883

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Koito Manufacturing Co., Ltd.	2,821	$142,641
Komatsu Ltd.	18,271	411,529
Konami Holdings Corp.	2,063	88,163
Konica Minolta, Inc.	11,742	98,413
Kose Corp.	597	102,327
Kubota Corp.	23,071	359,638
Kuraray Co., Ltd.	10,393	124,056
Kurita Water Industries Ltd.	4,610	117,527
Kyocera Corp.	6,477	399,089
Kyowa Hakko Kirin Co., Ltd.	6,756	112,190
Kyushu Electric Power Co., Inc.	9,889	98,640
Lion Corp.	5,664	112,002
LIXIL Group Corp.	6,464	112,521
M3, Inc.	9,929	202,649
Makita Corp.	6,066	200,850
Marubeni Corp.	36,288	237,297
Marui Group Co., Ltd.	6,200	134,878
Matsumotokiyoshi Holdings Co., Ltd.	1,970	66,408
Mazda Motor Corp.	11,728	116,551
MEIJI Holdings Co., Ltd.	2,927	204,075
MINEBEA MITSUMI, Inc.	8,565	148,384
MISUMI Group, Inc.	7,042	160,460
Mitsubishi Chemical Holdings Corp.	28,094	200,947
Mitsubishi Corp.	25,157	680,392
Mitsubishi Electric Corp.	38,903	513,272
Mitsubishi Estate Co., Ltd.	23,808	441,185
Mitsubishi Heavy Industries Ltd.	6,338	263,152
Mitsubishi Materials Corp.	3,121	86,379
Mitsubishi Motors Corp.	15,386	68,303
Mitsubishi UFJ Financial Group, Inc.	237,765	1,147,929
Mitsui & Co., Ltd.	34,022	557,450
Mitsui Chemicals, Inc.	4,024	92,951
Mitsui Fudosan Co., Ltd.	18,109	412,216
Mizuho Financial Group, Inc.	451,548	642,128
MonotaRO Co., Ltd.	2,810	62,010
MS&AD Insurance Group Holdings, Inc.	10,357	341,593
Murata Manufacturing Co., Ltd.	10,750	479,505
Nabtesco Corp.	3,508	95,668
NEC Corp.	5,592	230,736
Nexon Co., Ltd.*	7,853	125,272
NGK Spark Plug Co., Ltd.	5,398	103,709
NH Foods Ltd.	3,028	113,088
Nichirei Corp.	2,720	63,431
Nidec Corp.	4,542	615,570
Nihon M&A Center, Inc.	3,103	84,366
Nikon Corp.	9,616	130,900
Nintendo Co., Ltd.	1,995	736,813
Nippon Express Co., Ltd.	1,966	111,541
Nippon Paint Holdings Co., Ltd.(a)	3,750	164,230
Nippon Shinyaku Co., Ltd.	1,522	110,602
Nippon Steel Corp.	15,941	252,017
Nippon Telegraph & Telephone Corp.	12,331	558,998
Nissan Chemical Corp.	3,702	163,151
Nissan Motor Co., Ltd.	34,230	224,091
Nisshin Seifun Group, Inc.	8,189	155,747
Nissin Foods Holdings Co., Ltd.	2,302	143,961
Nitori Holdings Co., Ltd.	1,686	228,734
Nitto Denko Corp.	3,511	174,297
Nomura Holdings, Inc.	67,908	214,904
Nomura Research Institute Ltd.	8,726	155,834
NSK Ltd.	11,113	94,881
NTT Data Corp.	15,069	199,162
NTT DOCOMO, Inc.	23,247	559,898
Obayashi Corp.	16,997	162,182

	Shares	Value
Common Stocks (continued)
Japan (continued)
Obic Co., Ltd.	1,707	$183,474
Odakyu Electric Railway Co., Ltd.	7,512	168,678
Oji Holdings Corp.	24,443	127,421
Olympus Corp.	22,928	251,928
Omron Corp.	4,451	214,812
Ono Pharmaceutical Co., Ltd.	9,675	176,703
Oriental Land Co., Ltd.	3,936	523,471
ORIX Corp.	25,775	370,690
Osaka Gas Co., Ltd.	8,194	151,239
Otsuka Corp.	2,155	85,843
Otsuka Holdings Co., Ltd.	8,724	322,766
Pan Pacific International Holdings Corp.	2,807	179,938
Panasonic Corp.	40,999	349,176
PeptiDream, Inc.*	2,172	122,228
Pigeon Corp.(a)	2,435	90,156
Pola Orbis Holdings, Inc.	1,838	46,435
Rakuten, Inc.	15,967	164,119
Recruit Holdings Co., Ltd.	22,568	772,810
Resona Holdings, Inc.	48,609	198,958
Ricoh Co., Ltd.	16,419	151,525
Rohm Co., Ltd.	2,127	150,256
Ryohin Keikaku Co., Ltd.	603	107,910
Santen Pharmaceutical Co., Ltd.	9,882	160,278
SBI Holdings, Inc.	5,837	134,078
Secom Co., Ltd.	4,242	334,086
Seiko Epson Corp.	6,923	102,657
Sekisui Chemical Co., Ltd.	10,541	157,375
Sekisui House Ltd.(a)	12,794	216,287
Seven & i Holdings Co., Ltd.	14,682	504,117
SG Holdings Co., Ltd.	4,259	113,246
Shimadzu Corp.	6,578	159,823
Shimano, Inc.	1,691	240,314
Shimizu Corp.	14,642	118,808
Shin-Etsu Chemical Co., Ltd.	7,791	800,448
Shionogi & Co., Ltd.	6,012	335,387
Shiseido Co., Ltd.	7,332	543,341
Shizuoka Bank Ltd. (The)	14,372	99,542
Showa Denko K.K.	3,114	84,550
SMC Corp.	1,148	421,453
Softbank Corp.	28,265	382,420
SoftBank Group Corp.	30,688	1,590,717
Sompo Holdings, Inc.	7,671	320,193
Sony Corp.	22,585	1,283,440
Sotetsu Holdings, Inc.	3,286	87,253
Stanley Electric Co., Ltd.	4,155	103,631
Subaru Corp.	11,860	277,944
SUMCO Corp.	5,507	73,545
Sumitomo Chemical Co., Ltd.	33,082	152,346
Sumitomo Corp.	24,428	365,267
Sumitomo Dainippon Pharma Co., Ltd.	3,301	61,019
Sumitomo Electric Industries Ltd.	16,109	200,890
Sumitomo Metal Mining Co., Ltd.	5,303	152,142
Sumitomo Mitsui Financial Group, Inc.	25,404	890,749
Sumitomo Mitsui Trust Holdings, Inc.	7,507	258,173
Sumitomo Realty & Development Co., Ltd.	8,820	323,068
Suntory Beverage & Food Ltd.	3,088	123,292
Suzuki Motor Corp.	8,338	327,837
Sysmex Corp.	3,957	289,518
T&D Holdings, Inc.	13,536	152,845
Taiheiyo Cement Corp.	3,687	104,421
Taisei Corp.	5,107	177,328
Taisho Pharmaceutical Holdings Co., Ltd.	1,346	103,267
Taiyo Yuden Co., Ltd.(a)	2,905	58,568
Takeda Pharmaceutical Co., Ltd.	28,013	937,852

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
TDK Corp.	2,610	$203,608
Teijin Ltd.	6,176	107,564
Terumo Corp.	13,145	385,240
Tobu Railway Co., Ltd.	5,408	154,906
Toho Co., Ltd.	3,957	154,891
Toho Gas Co., Ltd.	1,970	75,389
Tohoku Electric Power Co., Inc.	9,898	99,459
Tokio Marine Holdings, Inc.	12,949	691,369
Tokyo Electric Power Co., Holdings, Inc.*	30,589	147,909
Tokyo Electron Ltd.	3,059	526,714
Tokyo Gas Co., Ltd.	9,626	241,282
Tokyu Corp.	12,367	217,782
Toppan Printing Co., Ltd.	7,693	125,979
Toray Industries, Inc.	32,059	222,309
Toshiba Corp.	9,620	308,779
TOTO Ltd.	3,952	159,609
Toyo Suisan Kaisha Ltd.	2,976	120,465
Toyota Industries Corp.	3,589	187,425
Toyota Motor Corp.	44,856	2,901,852
Toyota Tsusho Corp.	5,334	155,734
Tsuruha Holdings, Inc.	1,066	109,275
Unicharm Corp.	8,349	238,224
USS Co., Ltd.	6,984	139,391
West Japan Railway Co.	3,747	308,457
Yahoo Japan Corp.	55,642	164,505
Yakult Honsha Co., Ltd.	3,075	174,743
Yamada Denki Co., Ltd.	18,839	83,459
Yamaguchi Financial Group, Inc.	10,802	75,711
Yamaha Corp.	3,292	156,451
Yamaha Motor Co., Ltd.	6,447	113,888
Yamato Holdings Co., Ltd.	7,949	156,930
Yaskawa Electric Corp.(a)	5,397	181,433
ZOZO, Inc.	3,786	71,937
Total Japan		64,150,275

Luxembourg - 0.2%
ArcelorMittal	10,812	174,769
Eurofins Scientific SE	258	110,881
RTL Group SA(a)	1,010	50,109
SES SA	7,267	121,042
Tenaris SA	10,833	137,320
Total Luxembourg		594,121

Macau - 0.2%
Galaxy Entertainment Group Ltd.	42,619	294,003
Sands China Ltd.	48,369	235,422
Wynn Macau Ltd.	34,559	78,849
Total Macau		608,274

Netherlands - 4.3%
ABN AMRO Bank NV‡	5,657	113,121
Adyen NV‡*	190	145,332
Aegon NV	34,305	171,000
Akzo Nobel NV	4,358	414,620
ASML Holding NV	6,862	1,549,422
ASR Nederland NV	2,280	86,387
EXOR NV	2,241	157,093
Heineken Holding NV	2,042	208,486
Heineken NV	4,290	463,892
ING Groep NV	71,599	802,923
Koninklijke Ahold Delhaize NV	20,815	474,053
Koninklijke DSM NV	3,513	441,203

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Koninklijke KPN NV(a)	67,824	$194,905
Koninklijke Philips NV	16,948	801,688
NN Group NV	6,949	263,291
Randstad NV	2,358	119,560
Royal Dutch Shell PLC, Class A	76,873	2,441,659
Royal Dutch Shell PLC, Class B	67,969	2,165,922
Wolters Kluwer NV	5,211	380,374
Total Netherlands		11,394,931

New Zealand - 0.3%
a2 Milk Co., Ltd.*	15,172	180,444
Auckland International Airport Ltd.	33,465	205,519
Fisher & Paykel Healthcare Corp. Ltd.	16,026	174,523
Fletcher Building Ltd.	28,017	91,716
Spark New Zealand Ltd.	54,464	143,066
Total New Zealand		795,268

Norway - 0.6%
Aker BP ASA(a)	2,124	60,946
DNB ASA	20,746	375,005
Equinor ASA	18,992	343,624
Mowi ASA	6,715	162,937
Norsk Hydro ASA	26,319	91,133
Orkla ASA	17,885	153,713
Schibsted ASA, Class A	3,531	96,252
Telenor ASA	11,955	245,162
Yara International ASA	3,693	175,181
Total Norway		1,703,953

Poland - 0.3%
Bank Polska Kasa Opieki SA	6,008	160,999
CD Projekt SA	1,597	95,424
mBank SA*	929	84,326
Polski Koncern Naftowy ORLEN SA	6,917	174,953
Powszechna Kasa Oszczednosci Bank Polski SA	20,699	219,775
Powszechny Zaklad Ubezpieczen SA	13,784	149,720
Total Poland		885,197

Portugal - 0.1%
EDP - Energias de Portugal SA	44,688	165,238
Galp Energia SGPS SA	8,131	127,512
Jeronimo Martins SGPS SA	5,665	92,120
Total Portugal		384,870

Russia - 0.1%
Polymetal International PLC	12,111	147,641
VEON Ltd.	23,022	71,002
Total Russia		218,643

Singapore - 1.3%
Ascendas Real Estate Investment Trust	88,450	197,769
CapitaLand Commercial Trust	118,867	178,924
CapitaLand Ltd.	54,208	143,388
CapitaLand Mall Trust	96,167	184,105
ComfortDelGro Corp. Ltd.	65,972	130,638
DBS Group Holdings Ltd.	32,894	634,782
Genting Singapore Ltd	144,869	97,387
Keppel Corp. Ltd.	36,464	170,523
Oversea-Chinese Banking Corp. Ltd.	61,867	521,680
Singapore Exchange Ltd.	28,615	165,599

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore (continued)
Singapore Post Ltd.	88,249	$62,227
Singapore Press Holdings Ltd.	55,768	90,057
Singapore Technologies Engineering Ltd.	45,327	140,431
Singapore Telecommunications Ltd.	136,768	332,788
United Overseas Bank Ltd.	23,970	462,393
Total Singapore		3,512,691

South Africa - 0.2%
Anglo American PLC	19,701	491,866

South Korea - 4.1%
Amorepacific Corp.	744	88,040
Celltrion, Inc.*	1,852	266,897
DB Insurance Co., Ltd.	1,623	76,959
E-Mart Inc.	601	61,974
GS Holdings Corp.	2,135	90,770
Hana Financial Group, Inc.	6,615	194,296
Hankook Tire & Technology Co., Ltd.	2,239	58,478
Hanmi Pharm Co. Ltd.	185	45,347
Helixmith Co. Ltd.*	324	54,087
HLB, Inc.*	784	17,991
Hotel Shilla Co., Ltd.	900	59,868
Hyundai Engineering & Construction Co., Ltd.	1,707	62,113
Hyundai Heavy Industries Holdings Co., Ltd.	249	68,611
Hyundai Mobis Co., Ltd.	1,299	264,609
Hyundai Motor Co.	3,342	357,335
Industrial Bank of Korea	9,825	109,204
Kakao Corp.	1,132	121,515
Kangwon Land, Inc.	4,140	107,603
KB Financial Group, Inc.	8,278	303,664
Kia Motors Corp.	5,934	219,434
Korea Electric Power Corp.*	5,399	127,320
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	911	83,546
Korea Zinc Co., Ltd.	300	112,205
KT&G Corp.	2,514	204,630
LG Chem Ltd.	996	284,126
LG Corp.	2,554	152,623
LG Display Co., Ltd.*	5,035	61,709
LG Electronics, Inc.	2,276	125,621
LG Household & Health Care Ltd.	208	220,992
Lotte Chemical Corp.	356	70,111
Medy-Tox, Inc.	115	40,621
NAVER Corp.	2,710	316,102
NCSoft Corp.	384	156,281
POSCO	1,374	261,886
Samsung Biologics Co., Ltd.‡*	323	76,443
Samsung C&T Corp.	1,689	130,911
Samsung Electro-Mechanics Co., Ltd.	1,184	92,070
Samsung Electronics Co., Ltd.	84,810	3,250,895
Samsung Fire & Marine Insurance Co., Ltd.	813	180,728
Samsung Life Insurance Co., Ltd.	1,792	115,266
Samsung SDI Co., Ltd.	1,069	224,986
Samsung SDS Co., Ltd.	723	127,416
Shinhan Financial Group Co., Ltd.	9,771	359,258
SillaJen, Inc.*	1,181	44,171
SK Holdings Co., Ltd.	724	135,241
SK Hynix, Inc.	9,477	615,993
SK Innovation Co., Ltd.	1,297	187,463
SK Telecom Co., Ltd.	724	152,070
S-Oil Corp.	1,266	100,694
Woongjin Coway Co., Ltd.	1,601	113,536

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Woori Financial Group, Inc.	12,586	$139,360
Total South Korea		10,893,069

Spain - 2.8%
Abertis Infraestructuras SA*(b)(c)	5,353	38,561
ACS Actividades de Construccion y Servicios SA	5,839	237,942
Aena SME SA‡	1,454	265,659
Amadeus IT Group SA	7,726	613,848
Banco Bilbao Vizcaya Argentaria SA	121,031	619,810
Banco de Sabadell SA	119,911	105,686
Banco Santander SA	290,603	1,249,902
Bankinter SA	18,765	122,600
CaixaBank SA	68,475	170,396
Cellnex Telecom SA‡*	4,062	153,272
Enagas SA	5,626	123,244
Endesa SA(a)	6,176	153,686
Ferrovial SA	10,910	286,066
Grifols SA	10,639	347,072
Iberdrola SA	110,407	1,053,485
Iberdrola SA-Interim*(b)	2,498	23,835
Industria de Diseno Textil SA	18,979	571,177
Naturgy Energy Group SA	5,963	152,038
Red Electrica Corp. SA	8,971	170,800
Repsol SA(a)	24,836	397,780
Telefonica SA	80,343	619,110
Total Spain		7,475,969

Sweden - 2.4%
Alfa Laval AB	7,318	138,150
Assa Abloy AB, B Shares	16,610	385,939
Atlas Copco AB, A Shares	11,315	350,308
Atlas Copco AB, B Shares	6,873	189,716
Boliden AB	5,571	127,789
Electrolux AB, Series B	5,396	126,109
Epiroc AB, A Shares	11,735	129,789
Epiroc AB, B Shares	7,271	76,248
Essity AB, B Shares	11,404	342,364
Hennes & Mauritz AB, B Shares	16,394	288,228
Hexagon AB, B Shares	4,835	236,883
Industrivarden AB, A Shares	9,725	218,360
Investor AB, B Shares	10,312	495,114
Kinnevik AB, B Shares	6,322	162,644
Lundin Petroleum AB	4,852	154,566
Sandvik AB	20,247	314,791
Securitas AB, B Shares	7,006	109,547
Skandinaviska Enskilda Banken AB, A Shares	26,900	255,340
Skanska AB, B Shares	7,094	133,662
SKF AB, B Shares	8,169	135,310
Svenska Cellulosa AB SCA, B Shares	13,097	109,629
Svenska Handelsbanken AB, A Shares	26,751	243,162
Swedbank AB, A Shares	18,175	250,464
Swedish Match AB	4,088	157,628
Tele2 AB, B Shares	10,680	154,136
Telefonaktiebolaget LM Ericsson, B Shares	54,123	480,120
Telia Co. AB	48,020	215,994
Trelleborg AB, B Shares	6,486	90,294
Volvo AB, B Shares	27,840	418,624
Total Sweden		6,490,908

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland - 9.0%
ABB Ltd.	33,120	$629,113
Adecco Group AG	3,071	168,936
Alcon, Inc.*	8,096	474,311
Baloise Holding AG	1,055	191,712
Chocoladefabriken Lindt & Spruengli AG	30	222,121
Cie Financiere Richemont SA	9,534	822,428
Clariant AG*	5,861	107,925
Coca-Cola HBC AG*	4,159	144,423
Credit Suisse Group AG*	42,858	520,790
Dufry AG*	715	63,296
EMS-Chemie Holding AG	208	130,893
Geberit AG	772	358,317
Givaudan SA	179	478,418
Glencore PLC*	200,973	655,684
Julius Baer Group Ltd.*	4,350	187,358
Kuehne + Nagel International AG	802	118,882
LafargeHolcim Ltd.*	7,919	391,551
Lonza Group AG*	1,380	475,751
Mediclinic International PLC	11,118	46,735
Nestle SA	52,266	5,580,319
Novartis AG	38,480	3,554,930
Partners Group Holding AG	392	314,471
PSP Swiss Property AG	1,218	146,652
Roche Holding AG	12,749	3,433,859
Schindler Holding AG – Participating Certificate	1,207	280,658
SGS SA	108	268,364
Sika AG	2,741	398,691
Sonova Holding AG	1,160	268,909
Straumann Holding AG	167	137,142
Swatch Group AG (The)	654	191,444
Swiss Life Holding AG	678	329,755
Swiss Prime Site AG*	1,879	166,168
Swiss Re AG	5,281	515,084
Swisscom AG	478	232,965
Temenos AG*	1,012	180,013
UBS Group AG*	62,393	699,243
Vifor Pharma AG(a)	1,080	161,127
Zurich Insurance Group AG	2,551	892,850
Total Switzerland		23,941,288

United Arab Emirates - 0.0%(d)
NMC Health PLC	2,497	75,641

United Kingdom - 13.3%
3i Group PLC	20,433	278,339
Admiral Group PLC	5,543	147,077
Amcor PLC	32,573	348,663
Ashtead Group PLC	9,825	273,447
Associated British Foods PLC	6,618	196,103
AstraZeneca PLC	23,552	2,036,269
Auto Trader Group PLC‡	17,761	117,828
Aviva PLC	73,243	364,200
B&M European Value Retail SA	16,041	72,673
BAE Systems PLC	57,001	382,895
Barclays PLC	311,798	588,248
Barratt Developments PLC	20,271	160,144
Berkeley Group Holdings PLC	2,618	124,314
BP PLC	351,108	2,346,042
British American Tobacco PLC	40,858	1,476,844
British Land Co. PLC (The)	19,045	118,464
BT Group PLC	153,901	364,036
Bunzl PLC	7,031	185,096

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Burberry Group PLC	8,742	$241,807
Centrica PLC	101,713	94,752
Compass Group PLC	28,199	719,224
Croda International PLC	3,108	178,406
DCC PLC	2,014	171,686
Diageo PLC	42,013	1,771,434
Direct Line Insurance Group PLC	30,425	120,107
DS Smith PLC	30,129	131,592
Experian PLC	17,594	538,574
G4S PLC	34,039	79,836
GlaxoSmithKline PLC	87,950	1,833,537
GVC Holdings PLC	11,394	82,536
Hammerson PLC	19,064	50,024
Hargreaves Lansdown PLC	6,211	159,706
HSBC Holdings PLC	360,670	2,900,135
IMI PLC	7,191	92,056
Imperial Brands PLC	17,439	447,349
Informa PLC	26,841	287,244
InterContinental Hotels Group PLC	3,697	258,887
International Consolidated Airlines Group SA	16,494	85,712
Intertek Group PLC	3,508	245,180
ITV PLC	70,059	95,177
J Sainsbury PLC	34,507	83,089
John Wood Group PLC	13,485	87,677
Johnson Matthey PLC	4,064	159,984
Just Eat PLC*	11,809	110,095
Kingfisher PLC	44,127	120,166
Land Securities Group PLC	14,346	139,860
Legal & General Group PLC	109,905	352,313
Lloyds Banking Group PLC	1,281,198	836,621
London Stock Exchange Group PLC	5,691	461,723
Marks & Spencer Group PLC	40,038	101,922
Meggitt PLC	19,370	141,499
Melrose Industries PLC	98,447	225,356
Micro Focus International PLC	6,656	141,711
Mondi PLC	10,530	232,534
National Grid PLC	60,393	624,345
Next PLC	2,752	204,338
Ocado Group PLC*	9,168	139,817
Pearson PLC	16,240	173,239
Persimmon PLC	6,485	159,526
Prudential PLC	46,718	971,322
Quilter PLC‡	33,339	59,069
Reckitt Benckiser Group PLC	11,396	889,138
RELX PLC	34,333	821,233
Rentokil Initial PLC	33,018	175,866
Rolls-Royce Holdings PLC*	31,261	329,952
Royal Bank of Scotland Group PLC	84,085	223,419
RSA Insurance Group PLC	23,855	163,747
Sage Group PLC (The)	22,885	201,755
Schroders PLC	2,499	90,971
Severn Trent PLC	4,829	119,144
Smith & Nephew PLC	17,519	398,777
Smiths Group PLC	9,379	188,569
Spirax-Sarco Engineering PLC	1,288	141,859
SSE PLC	18,623	250,946
St James's Place PLC	11,464	138,125
Standard Chartered PLC	51,232	424,564
Standard Life Aberdeen PLC	45,592	166,806
Subsea 7 SA	4,680	50,891
Tate & Lyle PLC	12,283	113,612
Taylor Wimpey PLC	65,095	128,964
Tesco PLC	181,286	495,672

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Unilever NV	25,694	$1,497,041
Unilever PLC	19,310	1,171,685
United Utilities Group PLC	13,616	131,476
Vodafone Group PLC	490,560	901,480
Weir Group PLC (The)	5,406	99,092
Whitbread PLC	2,507	138,842
Wm Morrison Supermarkets PLC(a)	50,574	120,538
WPP PLC	22,544	267,869
Total United Kingdom		35,533,882

United States - 0.2%
Carnival PLC	3,344	151,622
Ferguson PLC	4,330	326,807
OneMarket Ltd*	1,857	864
Samsonite International SA‡	31,288	61,873
Total United States		541,166

Total Common Stocks
(Cost $290,183,760)		265,200,461

Preferred Stocks - 0.7%

Germany - 0.5%
FUCHS PETROLUB SE, 2.66%(a)	2,921	113,634
Henkel AG & Co. KGaA, 2.00%	3,504	363,762
Porsche Automobil Holding SE, 3.70%	3,313	220,141
Sartorius AG, 0.33%	651	134,382
Volkswagen AG, 3.21%	3,590	603,323
Total Germany		1,435,242

South Korea - 0.2%
Samsung Electronics Co., Ltd., 3.87%	13,790	431,265

Total Preferred Stocks
(Cost $2,046,857)		1,866,507

Investment of Cash Collateral For Securities Loaned — 1.0%

Money Market Fund — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(e)
(Cost $2,617,396)	2,617,396	2,617,396

Total Investments — 100.9%
(Cost $294,848,013)		269,684,364
Other Assets and Liabilities, Net — (0.9)%		(2,244,385)
Net Assets — 100.0%		$267,439,979

1

		% of
Industry	Value	Net Assets
Financials	$49,727,085	18.6%
Industrials	40,020,579	15.0
Consumer Staples	30,023,658	11.2
Health Care	29,606,386	11.1
Consumer Discretionary	29,331,004	10.9
Information Technology	20,831,962	7.8
Materials	20,641,971	7.7
Communication Services	14,444,324	5.4
Energy	14,089,716	5.3
Utilities	9,585,816	3.6
Real Estate	8,764,467	3.3
Money Market Fund	2,617,396	1.0
Total Investments	$269,684,364	100.9%
Other Assets and Liabilities, Net	(2,244,385)	(0.9)
Total Net Assets	$267,439,979	100.0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,071,972; total market value of collateral held by the Fund was $3,244,332. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $626,936.
(b)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At July 31, 2019, the value of these securities was $62,396.
(c)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2019:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
Australian Dollar	08/06/19	Morgan Stanley	13,540,829	$9,334,221	$9,335,131	$910
Swiss Franc	08/06/19	Morgan Stanley	11,210,788	11,324,480	11,330,452	5,972
Danish Krone	08/06/19	Morgan Stanley	14,330,829	2,137,313	2,137,970	657
Euro	08/06/19	Morgan Stanley	33,937,713	37,796,047	37,805,255	9,208
British Pound	08/06/19	Morgan Stanley	17,010,045	20,830,709	20,834,320	3,611
Israeli Shekel	08/06/19	Morgan Stanley	2,218,993	634,647	634,801	154
Japanese Yen	08/06/19	Morgan Stanley	3,431,044,121	31,608,040	31,615,157	7,117
New Zealand Dollar	08/06/19	Morgan Stanley	570,475	376,520	376,565	45
Swedish Krona	08/06/19	Morgan Stanley	31,152,971	3,248,716	3,248,960	244
Singapore Dollar	08/06/19	Morgan Stanley	2,397,963	1,752,029	1,752,349	320
Unrealized Appreciation				$119,042,722	$119,070,960	$28,238

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
Australian Dollar	08/06/19	Morgan Stanley	(13,540,829)	$(9,511,647)	$(9,335,131)	$176,516
Swiss Franc	08/06/19	Morgan Stanley	(11,210,788)	(11,533,985)	(11,330,452)	203,533
Danish Krone	08/06/19	Morgan Stanley	(14,330,829)	(2,193,000)	(2,137,970)	55,030
Euro	08/06/19	Morgan Stanley	(33,937,713)	(38,753,033)	(37,805,255)	947,778
British Pound	08/06/19	Morgan Stanley	(17,010,045)	(21,682,801)	(20,834,320)	848,481
Hong Kong Dollar	08/06/19	Morgan Stanley	(39,105,210)	(5,005,239)	(4,996,035)	9,204
Japanese Yen	08/06/19	Morgan Stanley	(3,431,044,121)	(31,926,191)	(31,615,157)	311,034
South Korean Won#	08/06/19	Morgan Stanley	(6,821,154,300)	(5,896,215)	(5,766,563)	129,652
South Korean Won#	09/04/19	Morgan Stanley	(6,698,910,300)	(5,669,596)	(5,668,357)	1,239
Norwegian Krone	08/06/19	Morgan Stanley	(7,902,565)	(927,812)	(899,992)	27,820
New Zealand Dollar	08/06/19	Morgan Stanley	(570,475)	(383,420)	(376,565)	6,855
Polish Zloty	08/06/19	Morgan Stanley	(1,764,220)	(473,468)	(458,400)	15,068
Swedish Krona	08/06/19	Morgan Stanley	(31,152,971)	(3,366,023)	(3,248,960)	117,063
Singapore Dollar	08/06/19	Morgan Stanley	(2,397,963)	(1,773,105)	(1,752,349)	20,756
Unrealized Appreciation				$(139,095,535)	$(136,225,506)	$2,870,029

Total Unrealized Appreciation						$2,898,267

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2019	Unrealized (Depreciation)
Hong Kong Dollar	08/06/19	Morgan Stanley	39,105,210	$4,996,240	$4,996,035	$(205)
South Korean Won#	08/06/19	Morgan Stanley	6,821,154,300	5,769,394	5,766,563	(2,831)
Norwegian Krone	08/06/19	Morgan Stanley	7,902,565	900,026	899,992	(34)
Polish Zloty	08/06/19	Morgan Stanley	1,764,220	458,419	458,401	(18)
Unrealized Depreciation				$12,124,079	$12,120,991	$(3,088)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized (Depreciation)
Australian Dollar	09/04/19	Morgan Stanley	(14,046,752)	$(9,691,061)	$(9,694,111)	$(3,050)
Swiss Franc	09/04/19	Morgan Stanley	(11,457,721)	(11,603,265)	(11,612,197)	(8,932)
Danish Krone	09/04/19	Morgan Stanley	(14,360,285)	(2,146,898)	(2,147,928)	(1,030)
Euro	09/04/19	Morgan Stanley	(34,437,408)	(38,436,470)	(38,454,337)	(17,867)
British Pound	09/04/19	Morgan Stanley	(17,622,882)	(21,609,269)	(21,616,424)	(7,155)
Hong Kong Dollar	09/04/19	Morgan Stanley	(38,354,270)	(4,901,185)	(4,901,671)	(486)
Israeli Shekel	08/06/19	Morgan Stanley	(2,218,993)	(623,498)	(634,801)	(11,303)
Israeli Shekel	09/04/19	Morgan Stanley	(2,247,612)	(643,910)	(644,152)	(242)
Japanese Yen	09/04/19	Morgan Stanley	(3,482,558,039)	(32,146,130)	(32,160,797)	(14,667)
Norwegian Krone	09/04/19	Morgan Stanley	(7,881,316)	(898,338)	(898,345)	(7)
New Zealand Dollar	09/04/19	Morgan Stanley	(602,475)	(397,890)	(397,943)	(53)
Polish Zloty	09/04/19	Morgan Stanley	(1,705,112)	(443,370)	(443,377)	(7)
Swedish Krona	09/04/19	Morgan Stanley	(31,122,425)	(3,252,427)	(3,253,077)	(650)
Singapore Dollar	09/04/19	Morgan Stanley	(2,403,646)	(1,756,802)	(1,757,246)	(444)

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2019 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized (Depreciation)
Unrealized Depreciation				$ (128,550,513)	$ (128,616,406)	$(65,893)

Total Unrealized Depreciation						$(68,981)

Net Unrealized Appreciation (Depreciation)						$2,829,286

As of July 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks
Australia	$20,917,047	$—	$—		$20,917,047
Austria	583,891	—	—		583,891
Belgium	2,854,998	—	—		2,854,998
China	817,912	—	—		817,912
Denmark	4,279,484	—	—		4,279,484
Finland	2,607,493	—	—		2,607,493
France	26,562,537	—	—		26,562,537
Germany	20,048,606	—	—		20,048,606
Hong Kong	8,859,608	—	—		8,859,608
Ireland	1,481,522	—	—		1,481,522
Israel	1,285,488	—	—		1,285,488
Italy	5,209,863	—	—		5,209,863
Japan	64,150,275	—	—		64,150,275
Luxembourg	594,121	—	—		594,121
Macau	608,274	—	—		608,274
Netherlands	11,394,931	—	—		11,394,931
New Zealand	795,268	—	—		795,268
Norway	1,703,953	—	—		1,703,953
Poland	885,197	—	—		885,197
Portugal	384,870	—	—		384,870
Russia	218,643	—	—		218,643
Singapore	3,512,691	—	—		3,512,691
South Africa	491,866	—	—		491,866
South Korea	10,893,069	—	—		10,893,069
Spain	7,413,573	23,835	38,561	(g)	7,475,969
Sweden	6,490,908	—	—		6,490,908
Switzerland	23,941,288	—	—		23,941,288
United Arab Emirates	75,641	—	—		75,641
United Kingdom	35,533,882	—	—		35,533,882
United States	541,166	—	—		541,166
Total Common Stocks	265,138,065	23,835	38,561		265,200,461
Preferred Stocks
Germany	1,435,242	—	—		1,435,242
South Korea	431,265	—	—		431,265
Total Preferred Stocks	1,866,507	—	—		1,866,507
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,617,396	—	—		2,617,396
Total Investments in Securities	269,621,968	23,835	38,561		269,684,364
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	—	2,898,267	—		2,898,267
Total Investments in Securities and Other Financial Instruments	$269,621,968	$2,922,102	$38,561		$272,582,631

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued) July 31, 2019 (unaudited) Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(h)
Forward Foreign Currency Contracts	$—	$68,981	$—	$68,981

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 securities, valued in total at $38,561, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stocks
Abertis Infraestructuras SA(i)	$44,573	$—	$—	$(6,012)	$—	$—	$—	$—	$38,561	$(6,012)
Rolls-Royce Holdings PLC — Entitlement	2,895	—	88	(29)	—	(2,778)	—	—	—	—
Total	$47,468	$—	$88	$(6,041)	$—	$(2,778)	$—	$—	$38,561	$(6,012)

(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of July 31, 2019.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$38,561	Issuer Specific Facts	Company Information

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 99.0%
Australia - 1.3%
BHP Group PLC	2,061	$50,073
Rio Tinto PLC	1,090	62,702
Total Australia		112,775

Austria - 0.4%
ANDRITZ AG	68	2,450
Erste Group Bank AG*	284	10,258
OMV AG	141	7,113
Raiffeisen Bank International AG	128	3,024
Telekom Austria AG*	133	992
Verbund AG	64	3,606
Vienna Insurance Group AG Wiener Versicherung Gruppe	38	982
voestalpine AG	114	3,051
Total Austria		31,476

Belgium - 1.8%
Ackermans & van Haaren NV	22	3,228
Ageas	186	10,079
Anheuser-Busch InBev SA/NV	763	77,366
Colruyt SA(a)	51	2,679
Galapagos NV*	46	8,087
Groupe Bruxelles Lambert SA	73	6,948
KBC Group NV	272	17,650
Proximus SADP	139	3,994
Sofina SA	15	2,926
Solvay SA	69	7,134
Telenet Group Holding NV	47	2,329
UCB SA	120	9,435
Umicore SA	204	6,460
Total Belgium		158,315

Chile - 0.1%
Antofagasta PLC	343	3,944

Denmark - 2.7%
Ambu A/S, Class B(a)	164	2,416
AP Moller - Maersk A/S, Class A	4	4,309
AP Moller - Maersk A/S, Class B	6	6,788
Carlsberg A/S, Class B	104	14,291
Chr Hansen Holding A/S	102	8,979
Coloplast A/S, Class B	131	15,396
Danske Bank A/S	656	9,806
Drilling Co. of 1972 A/S (The)*	22	1,498
DSV A/S	176	16,926
Genmab A/S*	55	10,267
GN Store Nord A/S	132	6,320
H Lundbeck A/S	57	2,222
ISS A/S	183	5,167
Jyske Bank A/S*	66	2,119
Novo Nordisk A/S, Class B	1,638	79,132
Novozymes A/S, Class B	207	9,670
Orsted A/S‡	148	13,598
Pandora A/S	97	3,758
Rockwool International A/S, Class B	6	1,477
Tryg A/S	120	3,689
Vestas Wind Systems A/S	197	16,297
William Demant Holding A/S*(a)	106	3,151
Total Denmark		237,276

Finland - 1.9%
Elisa OYJ	142	6,716
Fortum OYJ	428	9,912
Huhtamaki OYJ	90	3,443
Kesko OYJ, Class B	66	4,030

	Shares	Value
Common Stocks (continued)
Finland (continued)
Kone OYJ, Class B	387	$22,234
Metso OYJ	106	4,120
Neste OYJ	413	13,790
Nokia OYJ(a)	5,552	30,163
Nokian Renkaat OYJ	134	3,875
Nordea Bank Abp	3,142	20,346
Orion OYJ, Class B(a)	101	3,487
Sampo OYJ, Class A	486	20,384
Stora Enso OYJ, Class R	569	6,611
UPM-Kymmene OYJ	529	14,401
Wartsila OYJ Abp	451	5,717
Total Finland		169,229

France - 16.9%
Accor SA	196	8,795
Adevinta ASA, Class A*	76	860
Adevinta ASA, Class B*	143	1,604
Aeroports de Paris	28	4,854
Air France-KLM*	208	2,182
Air Liquide SA	417	58,036
Airbus SE	545	77,707
ALD SA‡	78	1,172
Alstom SA	153	6,650
Amundi SA‡	55	3,821
Arkema SA	71	6,459
Atos SE	92	7,484
AXA SA	1,903	48,521
BioMerieux	41	3,494
BNP Paribas SA	1,072	50,345
Bollore SA	973	4,216
Bouygues SA	206	7,427
Bureau Veritas SA	273	6,866
Capgemini SE	154	19,761
Carrefour SA	554	10,736
Casino Guichard Perrachon SA(a)	55	2,045
Cie de Saint-Gobain	480	18,574
Cie Generale des Etablissements Michelin	175	19,572
Cie Plastic Omnium SA(a)	54	1,435
CNP Assurances	157	3,269
Covivio	44	4,524
Credit Agricole SA	1,130	13,563
Danone SA	593	51,763
Dassault Aviation SA	2	2,761
Dassault Systemes SE	131	20,128
Edenred	236	11,940
Eiffage SA	75	7,462
Electricite de France SA	493	6,156
Elis SA	188	3,512
Engie SA	1,640	25,418
EssilorLuxottica SA	291	39,739
Eurazeo SE	48	3,241
Eutelsat Communications SA	183	3,529
Faurecia SE	73	3,495
Gecina SA	52	8,025
Getlink SE	449	6,524
Hermes International	31	21,973
ICADE	32	2,797
Iliad SA(a)	24	2,506
Imerys SA	35	1,475
Ingenico Group SA	62	5,937
Ipsen SA	34	3,926
JCDecaux SA	70	2,036
Kering SA	73	38,160
Klepierre SA	193	5,982
Lagardere SCA	112	2,556
Legrand SA	264	18,771

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
L'Oreal SA	238	$64,127
LVMH Moet Hennessy Louis Vuitton SE	247	103,211
Natixis SA	831	3,370
Orange SA	1,896	28,340
Orpea	44	5,551
Pernod Ricard SA	210	37,188
Peugeot SA	539	12,819
Publicis Groupe SA	208	10,354
Remy Cointreau SA*	24	3,578
Renault SA	182	10,241
Rexel SA	299	3,367
Rubis SCA	88	4,987
Safran SA	327	47,276
Sanofi	1,074	90,234
Sartorius Stedim Biotech	24	3,867
Schneider Electric SE	520	45,206
SCOR SE	147	6,089
SEB SA	27	4,359
Societe BIC SA	24	1,681
Societe Generale SA	717	17,726
Sodexo SA	86	9,925
Suez	364	5,382
Teleperformance	57	12,033
Thales SA	99	11,249
TOTAL SA	2,391	125,214
Ubisoft Entertainment SA*	85	7,075
Unibail-Rodamco-Westfield	133	17,918
Valeo SA(a)	236	7,462
Veolia Environnement SA	494	12,568
Vinci SA	460	47,754
Vivendi SA	958	26,858
Wendel SA	28	3,897
Worldline SA‡*(a)	83	5,988
Total France		1,490,678

Germany - 12.8%
1&1 Drillisch AG	45	1,368
adidas AG	194	62,543
Allianz SE	419	98,155
Aroundtown SA	719	5,790
Axel Springer SE(a)	43	2,990
BASF SE	907	61,126
Bayer AG	925	60,506
Bayerische Motoren Werke AG	318	23,662
Beiersdorf AG(a)	99	11,574
Brenntag AG	153	7,562
Carl Zeiss Meditec AG	36	3,986
Commerzbank AG	1,032	7,082
Continental AG	107	14,920
Covestro AG‡	169	7,735
Daimler AG	852	44,485
Delivery Hero SE‡*	108	5,240
Deutsche Bank AG	2,030	15,912
Deutsche Boerse AG	182	25,593
Deutsche Lufthansa AG	236	3,777
Deutsche Post AG	966	31,739
Deutsche Telekom AG	3,200	53,016
Deutsche Wohnen SE	352	13,020
DWS Group GmbH & Co. KGaA‡	32	1,079
E.ON SE	2,149	21,664
Evonik Industries AG	165	4,769
Fielmann AG	23	1,616
Fraport AG Frankfurt Airport Services Worldwide	35	2,951
Fresenius Medical Care AG & Co. KGaA	211	14,777
Fresenius SE & Co. KGaA	403	20,434

	Shares	Value
Common Stocks (continued)
Germany (continued)
FUCHS PETROLUB SE	32	$1,142
GEA Group AG	164	4,136
GRENKE AG	26	2,258
Hannover Rueck SE	60	9,466
Hapag-Lloyd AG‡	27	1,145
HeidelbergCement AG	148	10,813
Hella GmbH & Co. KGaA	43	2,063
Henkel AG & Co. KGaA	101	9,564
HOCHTIEF AG	20	2,289
HUGO BOSS AG	64	4,073
Infineon Technologies AG	1,122	21,262
Innogy SE‡	127	6,152
K+S AG(a)	185	3,034
KION Group AG	70	3,789
Knorr-Bremse AG	48	4,901
LANXESS AG	91	5,485
LEG Immobilien AG	63	7,344
Merck KGaA	128	13,174
METRO AG(a)	164	2,556
MTU Aero Engines AG	51	12,861
Muenchener Rueckversicherungs-Gesellschaft AG	138	33,465
OSRAM Licht AG(a)	85	3,256
ProSiebenSat.1 Media SE	220	2,873
Puma SE	80	5,634
Rational AG	3	2,058
Rheinmetall AG	43	4,950
Rocket Internet SE‡*	64	1,819
RWE AG	568	15,469
SAP SE	960	119,414
Scout24 AG‡*	107	5,987
Siemens AG	750	82,662
Siemens Healthineers AG‡	130	5,473
Suedzucker AG	76	1,186
Symrise AG	125	11,641
Talanx AG	37	1,569
Telefonica Deutschland Holding AG	647	1,643
thyssenkrupp AG	462	6,013
TUI AG	431	4,315
Uniper SE(a)	194	6,037
United Internet AG	115	3,466
Volkswagen AG	32	5,512
Vonovia SE	514	25,329
Wacker Chemie AG	14	1,052
Wirecard AG	113	19,073
Zalando SE‡*	136	6,311
Total Germany		1,132,785

Ireland - 0.8%
AIB Group PLC(a)	756	2,610
Bank of Ireland Group PLC	909	4,048
CRH PLC	800	26,791
Flutter Entertainment PLC	76	6,086
Glanbia PLC	190	2,496
Kerry Group PLC, Class A	145	17,016
Kingspan Group PLC	148	7,300
Smurfit Kappa Group PLC	236	7,536
Total Ireland		73,883

Italy - 3.6%
A2A SpA	1,495	2,630
Assicurazioni Generali SpA	1,272	23,850
Atlantia SpA	528	13,674
Banca Mediolanum SpA	277	1,994
Banco BPM SpA*(a)	1,468	2,759
Buzzi Unicem SpA	69	1,414

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Buzzi Unicem SpA-RSP	40	$569
Davide Campari-Milano SpA	548	5,137
DiaSorin SpA	23	2,689
Enel SpA	7,705	53,180
Eni SpA	2,479	39,205
Ferrari NV	124	20,109
FinecoBank Banca Fineco SpA	602	6,027
Hera SpA	807	3,028
Intesa Sanpaolo SpA	14,823	32,354
Italgas SpA	473	3,011
Leonardo SpA	384	4,720
Mediaset SpA*(a)	291	859
Mediobanca Banca di Credito Finanziario SpA	722	7,278
Moncler SpA	182	7,532
Pirelli & C SpA‡	417	2,481
Poste Italiane SpA‡	452	4,861
Prysmian SpA	260	5,405
Recordati SpA	93	4,197
Saipem SpA*	557	2,786
Salvatore Ferragamo SpA	65	1,373
Snam SpA	2,250	11,120
Telecom Italia SpA*	10,678	6,070
Telecom Italia SpA-RSP	5,839	3,120
Terna Rete Elettrica Nazionale SpA	1,400	8,579
UniCredit SpA	2,215	26,280
Unione di Banche Italiane SpA	983	2,545
UnipolSai Assicurazioni SpA(a)	553	1,450
Total Italy		312,286

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	136	3,065

Kazakhstan - 0.0%(b)
KAZ Minerals PLC	227	1,607

Luxembourg - 0.3%
ArcelorMittal	595	9,618
Eurofins Scientific SE	11	4,728
RTL Group SA	38	1,885
SES SA	348	5,796
Tenaris SA	464	5,882
Total Luxembourg		27,909

Mexico - 0.0%(b)
Fresnillo PLC(a)	179	1,317

Netherlands - 7.2%
Aalberts NV	93	3,775
ABN AMRO Bank NV‡	411	8,219
Adyen NV‡*	10	7,649
Aegon NV	1,739	8,668
Akzo Nobel NV	226	21,502
Altice Europe NV, Class B*	55	206
ASML Holding NV	391	88,287
ASR Nederland NV	138	5,229
Boskalis Westminster NV	81	1,848
EXOR NV	106	7,431
GrandVision NV‡	48	1,452
Heineken Holding NV	105	10,720
Heineken NV	234	25,303
ING Groep NV	3,864	43,332
Koninklijke Ahold Delhaize NV	1,107	25,211
Koninklijke DSM NV	174	21,853
Koninklijke KPN NV(a)	3,282	9,431
Koninklijke Philips NV	907	42,904

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Koninklijke Vopak NV	66	$3,277
NN Group NV	330	12,503
OCI NV*	94	2,481
Randstad NV	109	5,527
Royal Dutch Shell PLC, Class A	4,337	137,753
Royal Dutch Shell PLC, Class B	3,714	118,352
Signify NV‡(a)	103	2,815
Wolters Kluwer NV	269	19,636
Total Netherlands		635,364

Norway - 1.1%
Aker ASA, Class A	24	1,282
Aker BP ASA(a)	107	3,070
DNB ASA	1,050	18,980
Equinor ASA	976	17,659
Gjensidige Forsikring ASA	161	3,161
Leroy Seafood Group ASA	246	1,569
Mowi ASA	422	10,240
Norsk Hydro ASA	1,323	4,581
Orkla ASA	757	6,506
Salmar ASA	50	2,331
Schibsted ASA, Class A	79	2,154
Schibsted ASA, Class B	97	2,527
Telenor ASA	661	13,555
Yara International ASA	173	8,206
Total Norway		95,821

Poland - 0.6%
Bank Polska Kasa Opieki SA	155	4,154
CD Projekt SA	62	3,705
Cyfrowy Polsat SA	256	1,998
Dino Polska SA‡*	46	1,746
Grupa Lotos SA	98	2,225
KGHM Polska Miedz SA*	135	3,311
LPP SA	1	2,038
mBank SA*	13	1,180
PGE Polska Grupa Energetyczna SA*	698	1,611
Polski Koncern Naftowy ORLEN SA	308	7,790
Polskie Gornictwo Naftowe I Gazownictwo SA	1,719	2,514
Powszechna Kasa Oszczednosci Bank Polski SA	845	8,972
Powszechny Zaklad Ubezpieczen SA	556	6,039
Santander Bank Polska SA	29	2,467
Total Poland		49,750

Portugal - 0.2%
EDP - Energias de Portugal SA	2,249	8,316
Galp Energia SGPS SA	511	8,013
Jeronimo Martins SGPS SA	241	3,919
Total Portugal		20,248

Russia - 0.1%
Evraz PLC	542	4,320
Polymetal International PLC	307	3,743
VEON Ltd.	634	1,955
Total Russia		10,018

South Africa - 0.3%
Anglo American PLC	978	24,417
Investec PLC	644	3,708
Total South Africa		28,125

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain - 4.6%
Acciona SA	21	$2,252
Acerinox SA*	166	1,403
ACS Actividades de Construccion y Servicios SA	245	9,984
Aena SME SA‡	70	12,790
Amadeus IT Group SA	403	32,019
Banco Bilbao Vizcaya Argentaria SA	6,562	33,605
Banco de Sabadell SA	5,573	4,912
Banco Santander SA	15,903	68,400
Bankia SA	1,169	2,333
Bankinter SA	680	4,443
CaixaBank SA	3,562	8,864
Cellnex Telecom SA‡*	208	7,848
Corp. Financiera Alba SA	20	1,034
EDP Renovaveis SA	147	1,519
Enagas SA	225	4,929
Endesa SA	314	7,814
Ferrovial SA	470	12,324
Fomento de Construcciones y Contratas SA	73	935
Grifols SA	328	10,700
Iberdrola SA	6,176	58,930
Iberdrola SA-Interim*(c)	139	1,326
Industria de Diseno Textil SA	1,041	31,329
Inmobiliaria Colonial Socimi SA	322	3,621
Mapfre SA	957	2,656
Merlin Properties Socimi SA	323	4,441
Naturgy Energy Group SA	307	7,827
Red Electrica Corp. SA	428	8,149
Repsol SA(a)	1,392	22,295
Siemens Gamesa Renewable Energy SA	222	3,133
Telefonica SA	4,497	34,653
Zardoya Otis SA	173	1,194
Total Spain		407,662

Sweden - 4.2%
Alfa Laval AB	311	5,871
Assa Abloy AB, B Shares	909	21,121
Atlas Copco AB, A Shares	623	19,288
Atlas Copco AB, B Shares	375	10,351
Boliden AB	272	6,239
Castellum AB	267	5,469
Electrolux AB	237	5,539
Elekta AB, B Shares	355	5,088
Epiroc AB, A Shares	624	6,901
Epiroc AB, B Shares	374	3,922
Essity AB, B Shares	602	18,073
Fastighets AB Balder, B Shares*	96	3,324
Hennes & Mauritz AB, B Shares	869	15,278
Hexagon AB, B Shares	248	12,150
Husqvarna AB, B Shares	402	3,597
ICA Gruppen AB	76	3,400
Industrivarden AB, A Shares	206	4,626
Industrivarden AB, C Shares	166	3,641
Investment AB Latour, B Shares	117	1,615
Investor AB, A Shares	132	6,327
Investor AB, B Shares	450	21,606
Kinnevik AB, B Shares	237	6,097
L E Lundbergforetagen AB, B Shares	72	2,692
Lundin Petroleum AB	172	5,479
Nibe Industrier AB, B Shares	297	4,232
Saab AB, B Shares	90	2,861
Sandvik AB	1,067	16,589
Securitas AB, B Shares	307	4,800
Skandinaviska Enskilda Banken AB, A Shares	1,425	13,526

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, C Shares	20	$191
Skanska AB, B Shares	352	6,632
SKF AB, B Shares	378	6,261
Svenska Cellulosa AB SCA, A Shares	21	203
Svenska Cellulosa AB SCA, B Shares	588	4,922
Svenska Handelsbanken AB, A Shares	1,446	13,144
Svenska Handelsbanken AB, B Shares	34	325
Swedbank AB, A Shares	992	13,671
Swedish Match AB	170	6,555
Swedish Orphan Biovitrum AB*	174	3,395
Tele2 AB, B Shares	528	7,620
Telefonaktiebolaget LM Ericsson, A Shares	35	320
Telefonaktiebolaget LM Ericsson, B Shares	2,955	26,214
Telia Co. AB	2,661	11,969
Trelleborg AB, B Shares	241	3,355
Volvo AB, B Shares	1,484	22,315
Total Sweden		366,794

Switzerland - 15.1%
ABB Ltd.	1,769	33,602
Adecco Group AG	154	8,472
Alcon, Inc.*	455	26,657
Baloise Holding AG	46	8,359
Banque Cantonale Vaudoise	3	2,242
Barry Callebaut AG	2	3,937
Chocoladefabriken Lindt & Spruengli AG	1	7,404
Cie Financiere Richemont SA	505	43,563
Clariant AG*	199	3,664
Coca-Cola HBC AG*	195	6,771
Credit Suisse Group AG*	2,486	30,209
DKSH Holding AG	35	1,778
Dufry AG*	29	2,567
EMS-Chemie Holding AG	7	4,405
Flughafen Zurich AG	19	3,485
Geberit AG	35	16,245
Georg Fischer AG	4	3,475
Givaudan SA	9	24,055
Glencore PLC*	11,056	36,071
Helvetia Holding AG	32	4,095
Julius Baer Group Ltd.*	215	9,260
Kuehne + Nagel International AG	50	7,412
LafargeHolcim Ltd.*	468	23,140
Logitech International SA	145	6,037
Lonza Group AG*	73	25,167
Mediclinic International PLC	381	1,601
Nestle SA	2,950	314,965
Novartis AG	2,162	199,734
OC Oerlikon Corp. AG	191	2,060
Pargesa Holding SA	37	2,792
Partners Group Holding AG	16	12,836
PSP Swiss Property AG	39	4,696
Roche Holding AG	689	185,578
Roche Holding AG	26	7,012
Schindler Holding AG - Participating Certificate	40	9,301
Schindler Holding AG - Registered	19	4,303
SGS SA	5	12,424
Sika AG	137	19,927
Sonova Holding AG	54	12,518
STMicroelectronics NV	629	11,706
Straumann Holding AG	10	8,212
Sulzer AG	17	1,726
Swatch Group AG (The) - Bearer	29	8,489
Swatch Group AG (The) - Registered	45	2,473
Swiss Life Holding AG	33	16,050

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Swiss Prime Site AG*	74	$6,544
Swiss Re AG	297	28,968
Swisscom AG	25	12,184
Temenos AG*	59	10,495
UBS Group AG*	3,442	38,575
Vifor Pharma AG	44	6,564
Zurich Insurance Group AG	146	51,100
Total Switzerland		1,334,905

United Arab Emirates - 0.0%(b)
NMC Health PLC	83	2,514

United Kingdom - 22.6%
3i Group PLC	945	12,873
Admiral Group PLC	202	5,360
Ashmore Group PLC(a)	372	2,444
Ashtead Group PLC	469	13,053
Associated British Foods PLC	345	10,223
AstraZeneca PLC	1,301	112,482
Auto Trader Group PLC‡	897	5,951
AVEVA Group PLC	63	3,079
Aviva PLC	3,870	19,244
B&M European Value Retail SA	844	3,824
Babcock International Group PLC	247	1,441
BAE Systems PLC	3,172	21,307
Barclays PLC	17,032	32,133
Barratt Developments PLC	999	7,892
Bellway PLC	122	4,437
Berkeley Group Holdings PLC	119	5,651
BP PLC	19,740	131,899
British American Tobacco PLC	2,262	81,762
British Land Co. PLC (The)	947	5,891
BT Group PLC	8,267	19,555
Bunzl PLC	333	8,766
Burberry Group PLC	405	11,202
Capital & Counties Properties PLC	711	1,725
Centrica PLC	5,652	5,265
Cineworld Group PLC	999	3,120
CNH Industrial NV	979	10,000
Cobham PLC*	2,370	4,797
Compass Group PLC	1,570	40,043
ConvaTec Group PLC‡	1,454	2,779
Croda International PLC	124	7,118
CYBG PLC	1,224	2,579
DCC PLC	97	8,269
Derwent London PLC	99	3,540
Diageo PLC	2,315	97,610
Direct Line Insurance Group PLC	1,366	5,392
DS Smith PLC	1,261	5,508
easyJet PLC	210	2,479
Experian PLC	899	27,520
Fiat Chrysler Automobiles NV	1,093	14,647
G4S PLC	1,534	3,598
GlaxoSmithKline PLC	4,857	101,256
GVC Holdings PLC	574	4,158
Halma PLC	376	9,162
Hammerson PLC	751	1,971
Hargreaves Lansdown PLC(a)	267	6,865
Hiscox Ltd.	276	5,745
Howden Joinery Group PLC	567	3,853
HSBC Holdings PLC	20,066	161,350
IMI PLC	266	3,405
Imperial Brands PLC	944	24,216
Inchcape PLC	410	3,135
Informa PLC	1,236	13,227
InterContinental Hotels Group PLC	180	12,605

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
International Consolidated Airlines Group SA	732	$3,804
Intertek Group PLC	160	11,183
ITV PLC	3,697	5,022
J Sainsbury PLC	1,609	3,874
JD Sports Fashion PLC	358	2,848
John Wood Group PLC	657	4,272
Johnson Matthey PLC	188	7,401
Just Eat PLC*	571	5,323
Kingfisher PLC	2,073	5,645
Land Securities Group PLC	707	6,893
Legal & General Group PLC	5,866	18,804
Lloyds Banking Group PLC	69,991	45,704
London Stock Exchange Group PLC	310	25,151
Marks & Spencer Group PLC(a)	1,935	4,926
Meggitt PLC	769	5,618
Melrose Industries PLC	4,774	10,928
Merlin Entertainments PLC‡	701	3,875
Micro Focus International PLC	336	7,154
Mondi PLC	481	10,622
National Grid PLC	3,379	34,932
Next PLC	131	9,727
Ocado Group PLC*	446	6,802
Pearson PLC(a)	773	8,246
Pennon Group PLC	416	3,653
Persimmon PLC	312	7,675
Phoenix Group Holdings PLC	522	4,446
Prudential PLC	2,576	53,558
Quilter PLC‡	1,847	3,272
Reckitt Benckiser Group PLC	623	48,608
RELX PLC	1,863	44,562
Renishaw PLC	34	1,604
Rentokil Initial PLC	1,830	9,747
Rightmove PLC	882	5,707
Rolls-Royce Holdings PLC*	1,684	17,774
Royal Bank of Scotland Group PLC	4,483	11,912
Royal Mail PLC	886	2,275
RSA Insurance Group PLC	1,017	6,981
Sage Group PLC (The)	1,076	9,486
Schroders PLC	111	4,041
Segro PLC	1,080	10,106
Severn Trent PLC	235	5,798
Smith & Nephew PLC	867	19,735
Smiths Group PLC	393	7,901
Spirax-Sarco Engineering PLC	73	8,040
SSE PLC	1,026	13,825
St James's Place PLC	518	6,241
Standard Chartered PLC	2,681	22,218
Standard Life Aberdeen PLC	2,413	8,828
Subsea 7 SA	247	2,686
Tate & Lyle PLC	463	4,282
Taylor Wimpey PLC	3,227	6,393
TechnipFMC PLC	455	12,741
Tesco PLC	9,586	26,210
Travis Perkins PLC	245	4,098
Unilever NV	1,438	83,784
Unilever PLC	1,079	65,471
United Utilities Group PLC	677	6,537
Vodafone Group PLC	26,601	48,883
Weir Group PLC (The)	257	4,711
Whitbread PLC	131	7,255
Wm Morrison Supermarkets PLC(a)	2,156	5,139
WPP PLC	1,216	14,449
Total United Kingdom		1,996,792

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United States - 0.4%
Carnival PLC	159	$7,209
Ferguson PLC	230	17,359
QIAGEN NV*	217	8,331
Total United States		32,899

Total Common Stocks
(Cost $9,969,170)		8,737,437
Preferred Stocks - 0.9%
Germany - 0.8%
Bayerische Motoren Werke AG, 6.46%	55	3,298
FUCHS PETROLUB SE, 2.66%(a)	69	2,684
Henkel AG & Co. KGaA, 2.00%	173	17,960
Porsche Automobil Holding SE, 3.70%	152	10,100
Sartorius AG, 0.33%	34	7,018
Volkswagen AG, 3.21%	182	30,586
Total Germany		71,646

Spain - 0.1%
Grifols SA, 1.73%, Class B	254	5,798

Total Preferred Stocks
(Cost $90,642)		77,444

Investment of Cash Collateral For Securities Loaned — 1.6%

Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(d)
(Cost $143,069)	143,069	143,069

Total Investments — 101.5%
(Cost $10,202,881)		8,957,950
Other Assets and Liabilities, Net — (1.5)%		(133,657)
Net Assets — 100.0%		$8,824,293

_______________

1

		% of
Industry	Value	Net Assets
Financials	$1,592,953	18.0%
Consumer Staples	1,235,124	14.0
Industrials	1,204,691	13.6
Health Care	1,175,058	13.4
Consumer Discretionary	844,173	9.6
Energy	675,513	7.6
Materials	655,876	7.4
Information Technology	474,572	5.4
Communication Services	422,792	4.8
Utilities	385,181	4.4
Real Estate	148,948	1.7
Money Market Fund	143,069	1.6
Total Investments	$8,957,950	101.5%
Other Assets and Liabilities, Net	(133,657)	(1.5)
Total Net Assets	$8,824,293	100.0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $135,319; total market value of collateral held by the Fund was $143,069.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2019, the value of this security was $1,326.
(d)	Reflects the 1-day yield at July 31, 2019.

Forward Foreign Currency Contracts Outstanding as of July 31, 2019:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
Swiss Franc	08/06/19	Morgan Stanley	618,894	$625,170	$625,500	$330
Danish Krone	08/06/19	Morgan Stanley	793,320	118,317	118,353	36
Euro	08/06/19	Morgan Stanley	1,934,994	2,154,981	2,155,506	525

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
British Pound	08/06/19	Morgan Stanley	945,684	$1,158,096	$1,158,297	$201
Swedish Krona	08/06/19	Morgan Stanley	1,749,101	182,401	182,415	14
Unrealized Appreciation				$4,238,965	$4,240,071	$1,106

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
Swiss Franc	08/06/19	Morgan Stanley	(618,894)	$(636,736)	$(625,500)	$11,236
Danish Krone	08/06/19	Morgan Stanley	(793,320)	(121,399)	(118,353)	3,046
Euro	08/06/19	Morgan Stanley	(1,934,994)	(2,209,545)	(2,155,506)	54,039
British Pound	08/06/19	Morgan Stanley	(945,684)	(1,205,469)	(1,158,297)	47,172
Norwegian Krone	08/06/19	Morgan Stanley	(438,032)	(51,428)	(49,886)	1,542
Polish Zloty	08/06/19	Morgan Stanley	(96,760)	(25,967)	(25,141)	826
Swedish Krona	08/06/19	Morgan Stanley	(1,749,101)	(188,988)	(182,415)	6,573
Unrealized Appreciation				$(4,439,532)	$(4,315,098)	$124,434

Total Unrealized Appreciation						$125,540

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2019	Unrealized (Depreciation)
Norwegian Krone	08/06/19	Morgan Stanley	438,032	$49,888	$49,886	$(2)
Polish Zloty	08/06/19	Morgan Stanley	96,760	25,142	25,141	(1)
Unrealized Depreciation				$75,030	$75,027	$(3)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized (Depreciation)
Swiss Franc	09/04/19	Morgan Stanley	(634,465)	$(642,524)	$(643,019)	$(495)
Danish Krone	09/04/19	Morgan Stanley	(796,106)	(119,020)	(119,077)	(57)
Euro	09/04/19	Morgan Stanley	(1,966,381)	(2,194,728)	(2,195,748)	(1,020)
British Pound	09/04/19	Morgan Stanley	(981,449)	(1,203,457)	(1,203,856)	(399)
Swedish Krona	09/04/19	Morgan Stanley	(1,759,012)	(183,824)	(183,861)	(37)
Unrealized Depreciation				$(4,343,553)	$(4,345,561)	$(2,008)

Total Unrealized Depreciation						$(2,011)

Net Unrealized Appreciation (Depreciation)						$123,529

As of July 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks
Australia	$112,775	$—	$—	$112,775
Austria	31,476	—	—	31,476
Belgium	158,315	—	—	158,315
Chile	3,944	—	—	3,944
Denmark	237,276	—	—	237,276
Finland	169,229	—	—	169,229
France	1,490,678	—	—	1,490,678
Germany	1,132,785	—	—	1,132,785
Ireland	73,883	—	—	73,883
Italy	312,286	—	—	312,286
Jordan	3,065	—	—	3,065
Kazakhstan	1,607	—	—	1,607
Luxembourg	27,909	—	—	27,909
Mexico	1,317	—	—	1,317
Netherlands	635,364	—	—	635,364
Norway	95,821	—	—	95,821
Poland	49,750	—	—	49,750
Portugal	20,248	—	—	20,248
Russia	10,018	—	—	10,018
South Africa	28,125	—	—	28,125
Spain	406,336	1,326	—	407,662
Sweden	366,794	—	—	366,794
Switzerland	1,334,905	—	—	1,334,905
United Arab Emirates	2,514	—	—	2,514
United Kingdom	1,996,792	—	—	1,996,792
United States	32,899	—	—	32,899
Total Common Stocks	8,736,111	1,326	—	8,737,437
Preferred Stocks
Germany	71,646	—	—	71,646
Spain	5,798	—	—	5,798
Total Preferred Stocks	77,444	—	—	77,444
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	143,069	—	—	143,069
Total Investments in Securities	8,956,624	1,326	—	8,957,950
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	125,540	—	125,540
Total Investments in Securities and Other Financial Instruments	$8,956,624	$126,866	$—	$9,083,490

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$2,011	$—	$2,011

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2019 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2019
Common Stocks
Rolls-Royce Holdings PLC — Entitlement	$150	$—	$(5)	$(1)	$—	$(144)	$—	$—	$—	$—

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 8.5%
Capcom Co., Ltd.	126	$2,660
CyberAgent, Inc.	130	5,292
Daiichikosho Co., Ltd.	56	2,329
DeNA Co., Ltd.	151	2,900
Dentsu, Inc.	300	10,002
Fuji Media Holdings, Inc.	63	826
GungHo Online Entertainment, Inc.	51	1,354
Hakuhodo DY Holdings, Inc.	324	5,127
Kakaku.com, Inc.	180	3,773
KDDI Corp.	2,385	62,681
Koei Tecmo Holdings Co., Ltd.	83	1,607
Konami Holdings Corp.	130	5,556
LINE Corp.*	71	2,272
Nexon Co., Ltd.*	559	8,917
Nintendo Co., Ltd.	146	53,922
Nippon Telegraph & Telephone Corp.	879	39,847
Nippon Television Holdings, Inc.	35	485
NTT DOCOMO, Inc.	1,605	38,656
Shochiku Co., Ltd.	13	1,434
SKY Perfect JSAT Holdings, Inc.	166	659
Softbank Corp.	2,206	29,847
SoftBank Group Corp.	2,341	121,346
Square Enix Holdings Co., Ltd.	105	3,622
Toho Co., Ltd.	155	6,067
Tokyo Broadcasting System Holdings, Inc.	46	784
TV Asahi Holdings Corp.	27	446
Yahoo Japan Corp.	3,214	9,502
Total Communication Services		421,913

Consumer Discretionary — 18.4%
ABC-Mart, Inc.	36	2,288
Aisin Seiki Co., Ltd.	236	7,705
Aoyama Trading Co., Ltd.	61	1,143
Asics Corp.	243	2,628
ASKUL Corp.	26	653
Autobacs Seven Co., Ltd.	82	1,340
Bandai Namco Holdings, Inc.(a)	266	14,455
Benesse Holdings, Inc.	99	2,333
Bic Camera, Inc.	208	2,065
Bridgestone Corp.	818	30,889
Casio Computer Co., Ltd.	300	3,443
Denso Corp.	621	26,527
Exedy Corp.	42	864
Fast Retailing Co., Ltd.	70	42,261
Fujitsu General Ltd.	78	1,259
Goldwin, Inc.	24	3,333
H2O Retailing Corp.	116	1,321
Haseko Corp.	377	4,118
Heiwa Corp.	71	1,468
Hikari Tsushin, Inc.	30	6,662
HIS Co., Ltd.	44	1,082
Honda Motor Co., Ltd.	2,392	59,715
Iida Group Holdings Co., Ltd.	196	3,239
Isetan Mitsukoshi Holdings Ltd.	486	3,885
Isuzu Motors Ltd.	696	7,766
Izumi Co., Ltd.	55	2,077
J Front Retailing Co., Ltd.(a)	336	3,977
Koito Manufacturing Co., Ltd.	156	7,888
Komeri Co., Ltd.	37	766
K's Holdings Corp.	255	2,339
Kyoritsu Maintenance Co., Ltd.	33	1,433
Marui Group Co., Ltd.	284	6,178
Mazda Motor Corp.	780	7,752
Mitsubishi Motors Corp.	854	3,791
NGK Spark Plug Co., Ltd.	271	5,207

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
NHK Spring Co., Ltd.	225	$1,772
Nifco, Inc.	116	2,883
Nikon Corp.	475	6,466
Nissan Motor Co., Ltd.	2,637	17,263
Nissan Shatai Co., Ltd.	88	742
Nitori Holdings Co., Ltd.	101	13,702
NOK Corp.	158	2,341
Oriental Land Co., Ltd.	259	34,446
PALTAC Corp.	43	2,123
Pan Pacific International Holdings Corp.	174	11,154
Panasonic Corp.	2,913	24,809
Rakuten, Inc.	1,072	11,019
Resorttrust, Inc.	93	1,360
Rinnai Corp.	51	3,462
Ryohin Keikaku Co., Ltd.	32	5,727
Sankyo Co., Ltd.	70	2,424
Sanrio Co., Ltd.	82	1,665
Sega Sammy Holdings, Inc.	269	3,479
Sekisui Chemical Co., Ltd.	483	7,211
Sekisui House Ltd.(a)	790	13,355
Sharp Corp.	215	2,731
Shimachu Co., Ltd.	57	1,269
Shimamura Co., Ltd.	30	2,133
Shimano, Inc.	106	15,064
Skylark Holdings Co., Ltd.	260	4,564
Sony Corp.	1,718	97,629
Stanley Electric Co., Ltd.	199	4,963
Subaru Corp.	837	19,615
Sumitomo Electric Industries Ltd.	1,028	12,820
Sumitomo Forestry Co., Ltd.	185	2,334
Sumitomo Rubber Industries Ltd.	250	2,747
Suzuki Motor Corp.	590	23,198
Takashimaya Co., Ltd.	208	2,400
Tokai Rika Co., Ltd.	69	1,138
Toyo Tire Corp.	140	1,845
Toyoda Gosei Co., Ltd.	100	1,851
Toyota Boshoku Corp.	83	1,170
Toyota Industries Corp.	219	11,437
Toyota Motor Corp.	3,427	221,702
TS Tech Co., Ltd.	70	1,944
USS Co., Ltd.	291	5,808
Wacoal Holdings Corp.	78	1,904
Yamada Denki Co., Ltd.	985	4,364
Yamaha Corp.	216	10,265
Yamaha Motor Co., Ltd.	381	6,730
Yokohama Rubber Co., Ltd. (The)	146	2,704
Zensho Holdings Co., Ltd.	123	2,659
ZOZO, Inc.	237	4,503
Total Consumer Discretionary		912,744

Consumer Staples — 8.6%
Aeon Co., Ltd.(a)	951	16,572
Ain Holdings, Inc.	39	2,148
Ajinomoto Co., Inc.	668	12,040
Ariake Japan Co., Ltd.	25	1,561
Asahi Group Holdings Ltd.	520	22,677
Calbee, Inc.	102	2,903
Coca-Cola Bottlers Japan Holdings, Inc.	190	4,713
Cosmos Pharmaceutical Corp.	12	2,229
Ezaki Glico Co., Ltd.	72	3,143
FamilyMart UNY Holdings Co., Ltd.(a)	315	6,760
Fancl Corp.	92	2,332
Fuji Oil Holdings, Inc.	63	1,950
House Foods Group, Inc.	99	3,665
Ito En Ltd.	78	3,430

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)
Itoham Yonekyu Holdings, Inc.	183	$1,208
Japan Tobacco, Inc.	1,618	36,056
Kagome Co., Ltd.	107	2,498
Kao Corp.	653	47,988
Kewpie Corp.	146	3,327
Kikkoman Corp.	249	11,409
Kirin Holdings Co., Ltd.	1,101	24,033
Kobayashi Pharmaceutical Co., Ltd.	84	6,035
Kose Corp.	39	6,685
Kusuri no Aoki Holdings Co., Ltd.	22	1,469
Lawson, Inc.(a)	65	3,263
Lion Corp.	345	6,822
Maruha Nichiro Corp.	50	1,471
Matsumotokiyoshi Holdings Co., Ltd.	104	3,506
Megmilk Snow Brand Co., Ltd.	56	1,207
MEIJI Holdings Co., Ltd.	183	12,759
Mitsubishi Shokuhin Co., Ltd.	17	429
Morinaga & Co., Ltd.	54	2,551
Morinaga Milk Industry Co., Ltd.	56	2,189
NH Foods Ltd.	135	5,042
Nichirei Corp.	145	3,381
Nisshin Seifun Group, Inc.	350	6,657
Nissin Foods Holdings Co., Ltd.	94	5,879
Noevir Holdings Co., Ltd.	21	1,102
Pigeon Corp.(a)	147	5,443
Pola Orbis Holdings, Inc.	103	2,602
Sapporo Holdings Ltd.	87	1,976
Seven & i Holdings Co., Ltd.	1,059	36,362
Shiseido Co., Ltd.	533	39,498
Sugi Holdings Co., Ltd.	48	2,325
Sundrug Co., Ltd.	89	2,480
Suntory Beverage & Food Ltd.	171	6,827
Takara Holdings, Inc.	244	2,535
Toyo Suisan Kaisha Ltd.	123	4,979
Tsuruha Holdings, Inc.	49	5,023
Unicharm Corp.	528	15,066
Welcia Holdings Co., Ltd.	68	3,182
Yakult Honsha Co., Ltd.	167	9,490
Yamazaki Baking Co., Ltd.	171	2,618
Yaoko Co., Ltd.	29	1,338
Total Consumer Staples		424,833

Energy — 0.9%
Cosmo Energy Holdings Co., Ltd.	91	1,892
Idemitsu Kosan Co., Ltd.	326	9,068
Inpex Corp.	1,247	11,041
Japan Petroleum Exploration Co., Ltd.	41	901
JXTG Holdings, Inc.	4,225	20,028
Total Energy		42,930

Financials — 10.7%
77 Bank Ltd. (The)	99	1,418
Acom Co., Ltd.	535	1,902
AEON Financial Service Co., Ltd.(a)	161	2,616
Aiful Corp.*	401	824
Aozora Bank Ltd.	160	3,681
Aplus Financial Co., Ltd.*	126	85
Awa Bank Ltd. (The)	51	1,163
Bank of Kyoto Ltd. (The)	98	3,822
Chiba Bank Ltd. (The)	875	4,352
Chugoku Bank Ltd. (The)	233	2,041
Concordia Financial Group Ltd.	1,552	5,503
Credit Saison Co., Ltd.	225	2,758
Dai-ichi Life Holdings, Inc.	1,497	22,157

	Shares	Value
Common Stocks (continued)

Financials (continued)
Daishi Hokuetsu Financial Group, Inc.	58	$1,552
Daiwa Securities Group, Inc.	2,106	9,145
Fukuoka Financial Group, Inc.	222	4,093
Fuyo General Lease Co., Ltd.	27	1,616
Gunma Bank Ltd. (The)	587	2,033
Hachijuni Bank Ltd. (The)	635	2,404
Hiroshima Bank Ltd. (The)	411	1,972
Hitachi Capital Corp.	57	1,179
Hokuhoku Financial Group, Inc.	178	1,792
Iyo Bank Ltd. (The)	380	1,855
Japan Exchange Group, Inc.	733	10,822
Japan Post Bank Co., Ltd.(a)	558	5,437
Japan Post Holdings Co., Ltd.	1,812	17,824
Japan Post Insurance Co., Ltd.	267	4,471
Kansai Mirai Financial Group, Inc.	254	1,719
Kyushu Financial Group, Inc.	527	2,009
Matsui Securities Co., Ltd.	143	1,195
Mebuki Financial Group, Inc.	1,409	3,491
Mitsubishi UFJ Financial Group, Inc.	17,140	82,752
Mitsubishi UFJ Lease & Finance Co., Ltd.	595	3,184
Mizuho Financial Group, Inc.	34,876	49,596
MS&AD Insurance Group Holdings, Inc.	672	22,164
Nishi-Nippon Financial Holdings, Inc.	214	1,520
Nomura Holdings, Inc.	4,478	14,171
North Pacific Bank Ltd.	387	866
Orient Corp.	778	917
ORIX Corp.	1,763	25,355
Resona Holdings, Inc.	2,980	12,197
San-In Godo Bank Ltd. (The)	211	1,281
SBI Holdings, Inc.	306	7,029
Seven Bank Ltd.	921	2,502
Shiga Bank Ltd. (The)	71	1,575
Shinsei Bank Ltd.	214	3,252
Shizuoka Bank Ltd. (The)	695	4,814
Sompo Holdings, Inc.	472	19,702
Sony Financial Holdings, Inc.	208	5,079
Sumitomo Mitsui Financial Group, Inc.	1,816	63,675
Sumitomo Mitsui Trust Holdings, Inc.	505	17,367
T&D Holdings, Inc.	760	8,582
Tokai Tokyo Financial Holdings, Inc.	312	954
Tokio Marine Holdings, Inc.	904	48,266
Tokyo Century Corp.	63	2,626
Yamaguchi Financial Group, Inc.	319	2,236
Zenkoku Hosho Co., Ltd.	68	2,671
Total Financials		531,264

Health Care — 9.1%
Alfresa Holdings Corp.	238	5,789
Asahi Intecc Co., Ltd.	256	6,767
Astellas Pharma, Inc.	2,581	36,929
Chugai Pharmaceutical Co., Ltd.	296	21,265
Daiichi Sankyo Co., Ltd.	873	53,445
Eisai Co., Ltd.	361	19,637
Hisamitsu Pharmaceutical Co., Inc.	97	3,935
Hoya Corp.	505	39,093
Kaken Pharmaceutical Co., Ltd.	46	2,250
Kissei Pharmaceutical Co., Ltd.	43	1,071
KYORIN Holdings, Inc.	53	897
Kyowa Hakko Kirin Co., Ltd.	340	5,646
M3, Inc.	578	11,797
Medipal Holdings Corp.	210	4,495
Miraca Holdings, Inc.	71	1,617
Mitsubishi Tanabe Pharma Corp.	301	3,429
Mochida Pharmaceutical Co., Ltd.	36	1,520
Nihon Kohden Corp.	103	2,844

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Nippon Shinyaku Co., Ltd.	70	$5,087
Nipro Corp.	160	1,787
Olympus Corp.	1,532	16,833
Ono Pharmaceutical Co., Ltd.	603	11,013
Otsuka Holdings Co., Ltd.	572	21,163
PeptiDream, Inc.*	115	6,472
Rohto Pharmaceutical Co., Ltd.	132	3,842
Santen Pharmaceutical Co., Ltd.	486	7,882
Sawai Pharmaceutical Co., Ltd.	54	3,004
Shionogi & Co., Ltd.	383	21,366
Sumitomo Dainippon Pharma Co., Ltd.	226	4,178
Suzuken Co., Ltd.	104	5,776
Sysmex Corp.	259	18,950
Taisho Pharmaceutical Holdings Co., Ltd.	58	4,450
Takara Bio, Inc.	63	1,251
Takeda Pharmaceutical Co., Ltd.	2,091	70,005
Terumo Corp.	889	26,054
Tsumura & Co.	91	2,523
Total Health Care		454,062

Industrials — 22.0%
AGC, Inc.	252	7,775
Aica Kogyo Co., Ltd.	73	2,125
Amada Holdings Co., Ltd.	434	4,829
ANA Holdings, Inc.	153	5,160
Benefit One, Inc.	82	1,415
Central Japan Railway Co.	248	50,068
COMSYS Holdings Corp.	156	3,964
Dai Nippon Printing Co., Ltd.	403	8,515
Daifuku Co., Ltd.	132	7,307
Daikin Industries Ltd.	364	45,544
DMG Mori Co., Ltd.	138	2,025
East Japan Railway Co.	499	45,982
Ebara Corp.	132	3,582
FANUC Corp.	267	48,027
Fuji Electric Co., Ltd.	171	5,300
Fujikura Ltd.	385	1,425
Fukuyama Transporting Co., Ltd.	45	1,712
Furukawa Electric Co., Ltd.	84	2,276
Glory Ltd.	73	1,944
GS Yuasa Corp.	108	2,036
Hankyu Hanshin Holdings, Inc.	301	10,632
Hino Motors Ltd.	365	2,948
Hitachi Construction Machinery Co., Ltd.	144	3,424
Hitachi Transport System Ltd.	58	1,822
Hoshizaki Corp.	71	5,048
IHI Corp.	177	4,248
ITOCHU Corp.	1,891	36,261
Japan Airlines Co., Ltd.	159	5,019
Japan Airport Terminal Co., Ltd.	63	2,628
Japan Steel Works Ltd. (The)	88	1,546
JGC Corp.	293	3,845
JTEKT Corp.	308	3,682
Kajima Corp.	625	8,105
Kamigumi Co., Ltd.	139	3,213
Kandenko Co., Ltd.	141	1,239
Kawasaki Heavy Industries Ltd.	199	4,362
Kawasaki Kisen Kaisha Ltd.*	116	1,494
Keihan Holdings Co., Ltd.	133	5,427
Keikyu Corp.	339	5,732
Keio Corp.	157	9,775
Keisei Electric Railway Co., Ltd.	190	7,026
Kinden Corp.	178	2,715
Kintetsu Group Holdings Co., Ltd.	245	11,689
Kokuyo Co., Ltd.	118	1,601

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Komatsu Ltd.	1,256	$28,290
Kubota Corp.	1,518	23,663
Kurita Water Industries Ltd.	149	3,799
Kyowa Exeo Corp.	140	3,387
Kyudenko Corp.	55	1,715
Kyushu Railway Co.	219	6,273
LIXIL Group Corp.	358	6,232
Mabuchi Motor Co., Ltd.	69	2,402
Maeda Corp.	186	1,405
Maeda Road Construction Co., Ltd.	79	1,687
Makita Corp.	333	11,026
Marubeni Corp.	2,137	13,974
MINEBEA MITSUMI, Inc.	568	9,840
MISUMI Group, Inc.	380	8,659
Mitsubishi Corp.	1,768	47,817
Mitsubishi Electric Corp.	2,713	35,794
Mitsubishi Heavy Industries Ltd.	390	16,193
Mitsubishi Logistics Corp.	92	2,460
Mitsui & Co., Ltd.	2,323	38,062
Mitsui OSK Lines Ltd.	150	3,712
Miura Co., Ltd.	133	3,712
MonotaRO Co., Ltd.	160	3,531
Nabtesco Corp.	159	4,336
Nagase & Co., Ltd.	153	2,248
Nagoya Railroad Co., Ltd.	266	7,362
Nankai Electric Railway Co., Ltd.	150	3,615
NGK Insulators Ltd.	362	5,441
Nidec Corp.	320	43,369
Nihon M&A Center, Inc.	174	4,731
Nippo Corp.	69	1,324
Nippon Express Co., Ltd.	98	5,560
Nippon Yusen K.K.	218	3,660
Nishi-Nippon Railroad Co., Ltd.	106	2,252
Nisshinbo Holdings, Inc.	194	1,526
NSK Ltd.	602	5,140
NTN Corp.	595	1,666
Obayashi Corp.	919	8,769
Odakyu Electric Railway Co., Ltd.	416	9,341
OKUMA Corp.	40	2,104
OSG Corp.	107	2,145
Park24 Co., Ltd.	152	3,330
Penta-Ocean Construction Co., Ltd.	398	1,943
Persol Holdings Co., Ltd.	230	5,628
Pilot Corp.	48	1,821
Recruit Holdings Co., Ltd.	1,642	56,228
Sankyu, Inc.	69	3,718
Sanwa Holdings Corp.	270	3,041
Secom Co., Ltd.	264	20,792
Seibu Holdings, Inc.	291	4,607
Seino Holdings Co., Ltd.	209	2,628
SG Holdings Co., Ltd.	289	7,684
Shima Seiki Manufacturing Ltd.	42	1,240
Shimizu Corp.	773	6,272
SHO-BOND Holdings Co., Ltd.	64	2,207
SMC Corp.	80	29,370
Sohgo Security Services Co., Ltd.	92	4,491
Sojitz Corp.	1,708	5,380
Sotetsu Holdings, Inc.	106	2,815
Sumitomo Corp.	1,531	22,893
Sumitomo Heavy Industries Ltd.	154	5,014
Tadano Ltd.	161	1,466
Taisei Corp.	283	9,826
TechnoPro Holdings, Inc.	49	2,807
THK Co., Ltd.	155	3,960
Tobu Railway Co., Ltd.	281	8,049

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Toda Corp.	326	$1,801
Tokyu Corp.	674	11,869
Toppan Printing Co., Ltd.	377	6,174
Toshiba Corp.	705	22,629
Toshiba Plant Systems & Services Corp.	51	859
TOTO Ltd.	197	7,956
Toyota Tsusho Corp.	304	8,876
Ushio, Inc.	159	2,044
West Japan Railway Co.	249	20,498
Yamato Holdings Co., Ltd.	486	9,595
Total Industrials		1,092,225

Information Technology — 10.9%
Advantest Corp.	272	10,697
Alps Alpine Co., Ltd.	275	5,066
Azbil Corp.	187	4,504
Brother Industries Ltd.	322	5,768
Canon Marketing Japan, Inc.	63	1,216
Canon, Inc.	1,412	38,631
Citizen Watch Co., Ltd.	380	1,907
Disco Corp.	38	7,080
FUJIFILM Holdings Corp.	494	23,573
Fujitsu Ltd.	262	20,615
GMO internet, Inc.	83	1,362
GMO Payment Gateway, Inc.	54	3,964
Hamamatsu Photonics K.K.	174	6,514
Hirose Electric Co., Ltd.	46	4,859
Hitachi High-Technologies Corp.	87	4,447
Hitachi Ltd.	1,270	45,525
Horiba Ltd.	53	2,880
Ibiden Co., Ltd.	151	2,719
Itochu Techno-Solutions Corp.	131	3,392
Japan Aviation Electronics Industry Ltd.	63	885
Keyence Corp.	124	72,099
Konica Minolta, Inc.	616	5,163
Kyocera Corp.	419	25,817
Murata Manufacturing Co., Ltd.	783	34,926
NEC Corp.	350	14,442
Nihon Unisys Ltd.	90	2,988
Nippon Electric Glass Co., Ltd.	111	2,510
Nomura Research Institute Ltd.	417	7,447
NS Solutions Corp.	45	1,529
NTT Data Corp.	860	11,366
OBIC Business Consultants Co., Ltd.	21	910
Obic Co., Ltd.	91	9,781
Omron Corp.	259	12,500
Oracle Corp. Japan	45	3,763
Otsuka Corp.	140	5,577
Renesas Electronics Corp.*	953	5,697
Ricoh Co., Ltd.	929	8,573
Rohm Co., Ltd.	119	8,406
SCREEN Holdings Co., Ltd.	53	2,919
SCSK Corp.	58	2,778
Seiko Epson Corp.	376	5,576
Shimadzu Corp.	367	8,917
SUMCO Corp.	318	4,247
Taiyo Yuden Co., Ltd.	172	3,468
TDK Corp.	163	12,716
TIS, Inc.	109	5,712
Tokyo Electron Ltd.	214	36,848
Topcon Corp.	147	1,738
Trend Micro, Inc.	158	6,934
Ulvac, Inc.(a)	68	2,881
Yaskawa Electric Corp.(a)	354	11,901

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Yokogawa Electric Corp.	331	$5,984
Total Information Technology		541,717

Materials — 6.1%
Air Water, Inc.	211	3,473
Asahi Kasei Corp.	1,700	17,427
Daicel Corp.	385	3,284
Daido Steel Co., Ltd.	48	1,839
Denka Co., Ltd.	122	3,545
DIC Corp.	113	3,075
Dowa Holdings Co., Ltd.	64	2,039
FP Corp.	32	1,986
Fuji Seal International, Inc.	59	1,744
Hitachi Chemical Co., Ltd.	135	3,728
Hitachi Metals Ltd.	268	2,848
JFE Holdings, Inc.	701	9,346
JSR Corp.	253	4,215
Kaneka Corp.	78	2,920
Kansai Paint Co., Ltd.	264	5,242
Kobe Steel Ltd.	415	2,691
Kuraray Co., Ltd.	475	5,670
Lintec Corp.	70	1,483
Maruichi Steel Tube Ltd.	86	2,276
Mitsubishi Chemical Holdings Corp.	1,740	12,446
Mitsubishi Gas Chemical Co., Inc.	256	3,438
Mitsubishi Materials Corp.	170	4,705
Mitsui Chemicals, Inc.	237	5,475
Mitsui Mining & Smelting Co., Ltd.	76	1,772
Nippon Kayaku Co., Ltd.	228	2,696
Nippon Paint Holdings Co., Ltd.	211	9,241
Nippon Paper Industries Co., Ltd.	131	2,323
Nippon Shokubai Co., Ltd.	44	2,881
Nippon Steel Corp.	1,121	17,722
Nissan Chemical Corp.	187	8,241
Nitto Denko Corp.	212	10,524
NOF Corp.	93	3,349
Oji Holdings Corp.	1,203	6,271
Rengo Co., Ltd.	291	2,227
Shin-Etsu Chemical Co., Ltd.	547	56,199
Showa Denko K.K.	196	5,322
Sumitomo Bakelite Co., Ltd.	44	1,510
Sumitomo Chemical Co., Ltd.	2,060	9,487
Sumitomo Metal Mining Co., Ltd.	323	9,267
Sumitomo Osaka Cement Co., Ltd.	48	1,844
Taiheiyo Cement Corp.	163	4,616
Taiyo Nippon Sanso Corp.	197	4,066
Teijin Ltd.	251	4,372
Tokai Carbon Co., Ltd.	272	2,703
Tokuyama Corp.	95	2,211
Toray Industries, Inc.	2,070	14,354
Tosoh Corp.	388	5,478
Toyo Seikan Group Holdings Ltd.	207	3,640
Toyobo Co., Ltd.	122	1,532
Ube Industries Ltd.	138	2,897
Yamato Kogyo Co., Ltd.	47	1,230
Zeon Corp.	200	2,347
Total Materials		305,217

Real Estate — 2.8%
Aeon Mall Co., Ltd.	162	2,502
Daito Trust Construction Co., Ltd.	93	12,056
Daiwa House Industry Co., Ltd.	887	25,415
Hulic Co., Ltd.	485	4,190
Ichigo, Inc.	281	1,027

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Mitsubishi Estate Co., Ltd.	1,623	$30,076
Mitsui Fudosan Co., Ltd.	1,284	29,228
Nomura Real Estate Holdings, Inc.	157	3,206
Open House Co., Ltd.	42	1,855
Relo Group, Inc.	140	3,741
Sumitomo Realty & Development Co., Ltd.	540	19,780
Tokyo Tatemono Co., Ltd.	271	3,187
Tokyu Fudosan Holdings Corp.	827	4,821
Total Real Estate		141,084

Utilities — 1.9%
Chubu Electric Power Co., Inc.	955	13,537
Chugoku Electric Power Co., Inc. (The)	393	4,919
Electric Power Development Co., Ltd.	225	5,071
Hokkaido Electric Power Co., Inc.	249	1,417
Hokuriku Electric Power Co.*	237	1,707
Kansai Electric Power Co., Inc. (The)	993	12,310
Kyushu Electric Power Co., Inc.	632	6,304
Nippon Gas Co., Ltd.	54	1,527
Osaka Gas Co., Ltd.	539	9,948
Shikoku Electric Power Co., Inc.	211	1,996
Toho Gas Co., Ltd.	122	4,669
Tohoku Electric Power Co., Inc.	644	6,471
Tokyo Electric Power Co., Holdings, Inc.*	2,127	10,285
Tokyo Gas Co., Ltd.	590	14,789
Total Utilities		94,950

Total Common Stocks
(Cost $5,044,479)		4,962,939

Investment of Cash Collateral For Securities Loaned — 0.5%

Money Market Fund — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $22,401)	22,401	22,401

Total Investments — 100.4%
(Cost $5,066,880)		4,985,340
Other Assets and Liabilities, Net — (0.4)%		(15,117)
Net Assets — 100.0%		$4,970,223

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $82,298; total market value of collateral held by the Fund was $88,488. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $66,087.
(b)	Reflects the 1-day yield at July 31, 2019.

1

See Notes to Schedules of Investments

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2019 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2019:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
Japanese Yen	08/06/19	Merrill Lynch	265,975,743	$2,450,391	$2,450,818	$427
Unrealized Appreciation				$2,450,391	$2,450,818	$427

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized Appreciation
Japanese Yen	08/06/19	Merrill Lynch	(265,975,743)	$(2,475,178)	$(2,450,818)	$24,360
Unrealized Appreciation				$(2,475,178)	$(2,450,818)	$24,360

Total Unrealized Appreciation						$24,787

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2019	Unrealized (Depreciation)
Japanese Yen	09/04/19	Merrill Lynch	(269,425,546)	$(2,487,192)	$(2,488,096)	$(904)
Unrealized Depreciation				$(2,487,192)	$(2,488,096)	$(904)

Total Unrealized Depreciation						$(904)

Net Unrealized Appreciation (Depreciation)						$23,883

As of July 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$4,962,939	$—	$—	$4,962,939
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	22,401	—	—	22,401
Total Investments in Securities	4,985,340	—	—	4,985,340
Other Financial Instruments:(d)
Forward Foreign Currency Contracts	—	24,787	—	24,787
Total Investments in Securities and Other Financial Instruments	$4,985,340	$24,787	$—	$5,010,127
Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(d)
Forward Foreign Currency Contracts	$—	$904	$—	$904

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Basic Materials — 7.7%
AdvanSix, Inc.*	43,049	$1,103,777
Arch Coal, Inc., Class A(a)	13,472	1,201,164
Commercial Metals Co.	72,005	1,260,808
Encore Wire Corp.	21,497	1,180,615
Innophos Holdings, Inc.	40,802	1,108,590
Insteel Industries, Inc.	58,791	1,147,013
Kraton Corp.*	38,221	1,172,238
Landec Corp.*(a)	100,149	1,118,664
Materion Corp.	21,552	1,339,026
Mueller Industries, Inc.	39,244	1,184,776
OMNOVA Solutions, Inc.*	175,193	1,743,170
Schnitzer Steel Industries, Inc., Class A	51,243	1,364,601
SunCoke Energy, Inc.*	144,858	1,099,472
Universal Forest Products, Inc.	41,148	1,663,614
Verso Corp., Class A*(a)	57,417	929,007
Warrior Met Coal, Inc.	46,718	1,155,803
ZAGG, Inc.*(a)	135,597	899,008
Total Basic Materials		20,671,346

Consumer Goods — 9.9%
ACCO Brands Corp.	143,677	1,405,161
Beazer Homes USA, Inc.*(a)	106,854	1,252,329
Central Garden & Pet Co., Class A*	52,895	1,457,257
Century Communities, Inc.*(a)	51,310	1,414,617
Dana, Inc.	69,329	1,158,487
Edgewell Personal Care Co.*	28,024	852,770
Fitbit, Inc., Class A*(a)	207,743	872,521
Fresh Del Monte Produce, Inc.	45,498	1,379,954
Herman Miller, Inc.	34,959	1,585,041
Hooker Furniture Corp.	42,662	889,503
Knoll, Inc.	65,037	1,577,147
M/I Homes, Inc.*	46,201	1,634,129
Meritor, Inc.*	60,438	1,494,632
Modine Manufacturing Co.*	88,667	1,216,511
REV Group, Inc.	112,317	1,636,459
Taylor Morrison Home Corp.*	69,288	1,560,366
Tower International, Inc.	58,482	1,801,246
Unifi, Inc.*	63,559	1,189,189
Universal Electronics, Inc.*	33,107	1,417,642
USANA Health Sciences, Inc.*	14,666	998,021
Total Consumer Goods		26,792,982

Consumer Services — 9.8%
Abercrombie & Fitch Co., Class A(a)	44,867	849,332
Bloomin' Brands, Inc.(a)	60,139	1,024,167
Career Education Corp.*	74,450	1,411,572
Carrols Restaurant Group, Inc.*	123,358	1,149,696
Central European Media Enterprises Ltd., Class A*	309,007	1,452,333
Envestnet, Inc.*	18,806	1,342,936
Gray Television, Inc.*	57,576	1,021,974
Group 1 Automotive, Inc.(a)	19,006	1,595,744
Houghton Mifflin Harcourt Co.*	169,168	989,633
J. Jill, Inc.(a)	224,021	479,405
JC Penney Co., Inc.*(a)	825,410	656,614
K12, Inc.*	36,035	1,075,645
Liberty TripAdvisor Holdings, Inc., Class A*	86,672	1,001,062
Lithia Motors, Inc., Class A	13,257	1,748,333
Marcus Corp. (The)	30,708	1,074,473
MarineMax, Inc.*(a)	64,189	991,078
Meredith Corp.	22,256	1,220,964
Nexstar Media Group, Inc., Class A	11,345	1,154,581
Office Depot, Inc.	338,806	691,164
Sinclair Broadcast Group, Inc., Class A	31,960	1,605,990
TEGNA, Inc.	87,222	1,324,902
Titan Machinery, Inc.*	79,040	1,639,290

	Shares	Value
Common Stocks (continued)
Consumer Services (continued)
Tribune Publishing Co.	122,344	$1,011,785
Total Consumer Services		26,512,673

Financials — 25.2%
Alexander & Baldwin, Inc.	48,345	1,136,591
Altisource Portfolio Solutions SA*	51,961	1,091,181
Ashford Hospitality Trust, Inc.	258,919	701,671
B. Riley Financial, Inc.	74,391	1,403,014
Bancorp, Inc. (The)*	152,214	1,473,432
BBX Capital Corp.	207,743	895,372
Braemar Hotels & Resorts, Inc.	100,729	918,649
Byline Bancorp, Inc.*	66,552	1,271,809
Camden National Corp.	29,480	1,318,051
Capstead Mortgage Corp.	143,172	1,206,940
CBL & Associates Properties, Inc.(a)	793,460	833,133
CNO Financial Group, Inc.	76,009	1,285,312
Community Trust Bancorp, Inc.	29,956	1,266,839
CorePoint Lodging, Inc.	110,102	1,291,497
Cowen, Inc., Class A*(a)	84,874	1,490,387
Enova International, Inc.*	53,897	1,452,524
EZCORP, Inc., Class A*(a)	131,958	1,299,786
First Busey Corp.	50,403	1,362,393
First Commonwealth Financial Corp.	97,606	1,344,035
First Defiance Financial Corp.	42,793	1,229,015
First Financial Corp.	29,284	1,271,218
First Foundation, Inc.	90,629	1,363,060
First Midwest Bancorp, Inc.	60,108	1,300,136
Flagstar Bancorp, Inc.	37,362	1,288,242
Great Southern Bancorp, Inc.	23,696	1,420,812
Great Western Bancorp, Inc.	38,930	1,316,613
Heritage Insurance Holdings, Inc.	84,234	1,132,105
Hertz Global Holdings, Inc.*	81,496	1,264,818
Hilltop Holdings, Inc.	67,390	1,528,405
Independent Bank Corp.	57,203	1,243,593
INTL FCStone, Inc.*	31,728	1,293,868
iStar, Inc.(a)	146,068	1,928,098
Mercury General Corp.(a)	24,562	1,392,911
Meta Financial Group, Inc.(a)	62,493	1,929,159
National General Holdings Corp.	51,824	1,281,608
New Senior Investment Group, Inc.	225,664	1,608,984
Oppenheimer Holdings, Inc., Class A	47,267	1,377,360
Orchid Island Capital, Inc.	186,911	1,156,979
Outfront Media, Inc.	52,559	1,428,554
Pacific Premier Bancorp, Inc.	46,356	1,466,240
PennyMac Financial Services, Inc.	55,300	1,327,753
Peoples Bancorp, Inc.	39,715	1,287,163
Piper Jaffray Cos.	16,884	1,305,133
QCR Holdings, Inc.	36,259	1,387,269
Simmons First National Corp., Class A	50,240	1,293,680
South State Corp.	17,996	1,440,940
TriState Capital Holdings, Inc.*	60,200	1,264,200
United Community Financial Corp.	131,535	1,339,026
United Financial Bancorp, Inc.	85,701	1,228,952
Univest Financial Corp.	50,283	1,380,771
Veritex Holdings, Inc.	50,776	1,299,358
Walker & Dunlop, Inc.	24,158	1,409,378
Total Financials		68,228,017

Health Care — 2.8%
Akebia Therapeutics, Inc.*	150,165	629,191
Assertio Therapeutics, Inc.*(a)	242,576	832,036
Eagle Pharmaceuticals, Inc.*	24,358	1,336,280
Lannett Co., Inc.*(a)	156,269	1,104,822
Lantheus Holdings, Inc.*	50,240	1,136,429
Tivity Health, Inc.*(a)	70,034	1,222,093
Triple-S Management Corp., Class B*	56,651	1,358,491
Total Health Care		7,619,342

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials — 31.0%
AAR Corp.	37,827	$1,583,438
ABM Industries, Inc.	33,831	1,423,947
Alamo Group, Inc.	12,307	1,204,732
American Woodmark Corp.*	14,886	1,263,077
Anixter International, Inc.*	21,922	1,410,900
Astec Industries, Inc.	32,568	1,064,648
Atkore International Group, Inc.*	57,120	1,558,805
Atlas Air Worldwide Holdings, Inc.*	24,323	1,110,345
Barrett Business Services, Inc.	15,905	1,391,688
Benchmark Electronics, Inc.	46,853	1,267,842
Blue Bird Corp.*(a)	72,643	1,505,163
BMC Stock Holdings, Inc.*	69,598	1,471,998
Builders FirstSource, Inc.*	92,195	1,583,910
CBIZ, Inc.*	60,762	1,420,008
Core-Mark Holding Co., Inc.	33,126	1,239,906
Cornerstone Building Brands, Inc.*	199,656	1,161,998
CRA International, Inc.	24,333	1,056,539
CSG Systems International, Inc.	29,077	1,489,906
Daseke, Inc.*(a)	241,625	894,013
Ducommun, Inc.*	28,263	1,191,285
Echo Global Logistics, Inc.*	49,633	1,045,271
EnerSys	18,875	1,285,576
Federal Signal Corp.	47,323	1,474,111
GMS, Inc.*	81,339	1,830,941
Greif, Inc., Class A	29,813	1,042,263
Griffon Corp.	66,552	1,088,125
Hackett Group, Inc. (The)	77,843	1,278,182
Hawkins, Inc.	33,390	1,458,141
Heidrick & Struggles International, Inc.	32,090	953,073
Integer Holdings Corp.*	16,307	1,427,352
JELD-WEN Holding, Inc.*	69,639	1,525,791
Kelly Services, Inc., Class A	55,752	1,551,578
Kforce, Inc.	35,021	1,193,866
Kimball Electronics, Inc.*	79,395	1,262,381
Kimball International, Inc., Class B	86,974	1,508,129
Manitowoc Co., Inc. (The)*	74,944	1,345,245
ManTech International Corp., Class A	22,770	1,566,121
Methode Electronics, Inc.	42,731	1,279,793
MYR Group, Inc.*	35,511	1,282,657
Patrick Industries, Inc.*(a)	27,138	1,244,820
Perficient, Inc.*	44,901	1,534,267
Providence Service Corp. (The)*	18,462	1,029,072
Quanex Building Products Corp.	77,401	1,441,207
Resources Connection, Inc.	74,357	1,308,683
Rush Enterprises, Inc., Class A	29,414	1,107,731
Sanmina Corp.*	42,631	1,353,534
Silgan Holdings, Inc.	41,507	1,247,700
SP Plus Corp.*	36,046	1,244,668
Spartan Motors, Inc.	139,285	1,674,206
SPX Corp.*	35,350	1,233,715
Sterling Construction Co., Inc.*	98,229	1,229,827
SunPower Corp.*(a)	188,916	2,208,428
Sykes Enterprises, Inc.*	43,491	1,230,360
Titan International, Inc.	206,010	778,718
TrueBlue, Inc.*	52,021	1,028,455
TTEC Holdings, Inc.	33,948	1,592,840
TTM Technologies, Inc.*(a)	104,847	1,096,700
Tutor Perini Corp.*(a)	71,838	938,204
Universal Logistics Holdings, Inc.	62,493	1,230,487
Vectrus, Inc.*	46,255	1,870,552
Vishay Intertechnology, Inc.	66,589	1,132,013
Werner Enterprises, Inc.	40,468	1,341,514
Wesco Aircraft Holdings, Inc.*	139,919	1,473,347
YRC Worldwide, Inc.*(a)	183,833	599,296
Total Industrials		83,863,088

Oil & Gas — 0.4%
Select Energy Services, Inc., Class A*	102,317	1,040,564

	Shares	Value
Common Stocks (continued)
Technology — 12.6%
A10 Networks, Inc.*	173,462	$1,314,842
Amkor Technology, Inc.*	144,010	1,329,212
Avaya Holdings Corp.*(a)	73,075	879,823
Calix, Inc.*	159,721	1,003,048
Carbonite, Inc.*(a)	49,571	888,808
ChannelAdvisor Corp.*	100,971	921,865
Computer Programs & Systems, Inc.	41,420	1,069,050
Comtech Telecommunications Corp.	52,966	1,576,268
Endurance International Group Holdings, Inc.*(a)	169,634	804,065
ePlus, Inc.*	13,887	1,054,023
Insight Enterprises, Inc.*	22,340	1,229,147
Limelight Networks, Inc.*	380,764	1,031,871
MagnaChip Semiconductor Corp.*(a)	166,200	1,836,510
MobileIron, Inc.*	224,839	1,551,389
Monotype Imaging Holdings, Inc.	61,832	1,234,785
Nanometrics, Inc.*	39,827	1,249,771
OneSpan, Inc.*	63,989	935,519
PC Connection, Inc.	33,541	1,097,126
Photronics, Inc.*	130,146	1,253,306
Presidio, Inc.	83,101	1,163,414
Progress Software Corp.	27,717	1,199,869
Rambus, Inc.*	117,686	1,466,368
Ribbon Communications, Inc.*	238,809	1,174,940
ScanSource, Inc.*	34,335	1,165,673
SMART Global Holdings, Inc.*	64,058	1,949,926
Tech Data Corp.*	12,007	1,216,790
Unisys Corp.*	105,390	1,305,782
Verint Systems, Inc.*	20,545	1,188,939
Total Technology		34,092,129

Utilities — 0.5%
Black Hills Corp.	16,607	1,314,444

Total Common Stocks
(Cost $277,616,563)		270,134,585

Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(b)
(Cost $216,224)	216,224	216,224

Investment of Cash Collateral For Securities Loaned — 1.6%

Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.26%(b)
(Cost $4,210,158)	4,210,158	4,210,158

Total Investments — 101.6%
(Cost $282,042,945)		274,560,967
Other Assets and Liabilities, Net — (1.6)%		(4,239,036)
Net Assets — 100.0%		$270,321,931

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $27,846,204; total market value of collateral held by the Fund was $28,455,060. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $24,244,902.
(b)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$270,134,585	$—	$—	$270,134,585
Short-Term Investment:
Money Market Fund	216,224	—	—	216,224
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,210,158	—	—	4,210,158
Total Investments in Securities	$274,560,967	$—	$—	$274,560,967

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Large Cap ETF

July 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Basic Materials — 1.3%
DuPont de Nemours, Inc.	50,140	$3,618,102

Consumer Goods — 5.8%
Archer-Daniels-Midland Co.	88,087	3,618,614
General Motors Co.	102,403	4,130,937
Kimberly-Clark Corp.	30,663	4,159,436
Philip Morris International, Inc.	42,982	3,593,725
Total Consumer Goods		15,502,712

Consumer Services — 10.6%
AutoZone, Inc.*	3,709	4,165,356
Carnival Corp.	74,905	3,537,763
CVS Health Corp.	70,446	3,935,818
Expedia Group, Inc.	31,926	4,237,857
McKesson Corp.	32,455	4,509,622
Starbucks Corp.	51,106	4,839,227
Walgreens Boots Alliance, Inc.	60,047	3,271,961
Total Consumer Services		28,497,604

Financials — 33.0%
Allstate Corp. (The)	40,340	4,332,516
Ameriprise Financial, Inc.	29,658	4,315,536
Bank of America Corp.	137,702	4,224,697
Bank of New York Mellon Corp. (The)	75,335	3,534,718
BB&T Corp.	81,650	4,207,424
Capital One Financial Corp.	46,507	4,298,177
Citigroup, Inc.	61,061	4,345,101
Citizens Financial Group, Inc.	116,898	4,355,619
Fifth Third Bancorp	150,642	4,472,561
Hartford Financial Services Group, Inc. (The)	76,411	4,403,566
KeyCorp	241,218	4,431,175
M&T Bank Corp.	24,196	3,974,193
MetLife, Inc.	89,246	4,410,537
Morgan Stanley	90,028	4,011,648
Northern Trust Corp.	42,022	4,118,156
PNC Financial Services Group, Inc. (The)	30,974	4,426,185
Progressive Corp. (The)	52,700	4,267,646
Prudential Financial, Inc.	41,350	4,189,169
Regions Financial Corp.	268,493	4,277,093
Synchrony Financial	119,097	4,273,200
Wells Fargo & Co.	78,626	3,806,285
Total Financials		88,675,202

Health Care — 16.3%
AbbVie, Inc.	47,142	3,140,600
Allergan PLC	25,948	4,164,654
Baxter International, Inc.	46,724	3,923,414
Biogen, Inc.*	16,072	3,822,243
Boston Scientific Corp.*	98,989	4,203,073
Centene Corp.*	71,547	3,726,883
Cigna Corp.	23,623	4,014,020
IDEXX Laboratories, Inc.*	16,991	4,792,312
Medtronic PLC	41,713	4,252,223
Thermo Fisher Scientific, Inc.	13,879	3,853,921
Zimmer Biomet Holdings, Inc.	29,751	4,020,253
Total Health Care		43,913,596

Industrials — 12.1%
Accenture PLC, Class A	21,584	4,156,647
Agilent Technologies, Inc.	47,265	3,280,664
Cummins, Inc.	24,065	3,946,660
Danaher Corp.	28,777	4,043,168
Fidelity National Information Services, Inc.(a)	33,591	4,476,001
Honeywell International, Inc.	23,906	4,122,829
TE Connectivity Ltd.	47,049	4,347,327

	Shares	Value
Common Stocks (continued)

Industrials (continued)
TransDigm Group, Inc.*	8,368	$4,062,162
Total Industrials		32,435,458

Oil & Gas — 2.9%
Marathon Petroleum Corp.	63,478	3,579,524
Phillips 66	39,919	4,094,093
Total Oil & Gas		7,673,617

Technology — 14.8%
Applied Materials, Inc.	95,794	4,729,350
Broadcom, Inc.	12,634	3,663,734
Cognizant Technology Solutions Corp., Class A	52,438	3,415,811
DXC Technology Co.	59,076	3,294,669
HP, Inc.	195,532	4,113,993
Intel Corp.	70,748	3,576,311
Micron Technology, Inc.*	91,923	4,126,423
Microsoft Corp.	32,213	4,389,666
Motorola Solutions, Inc.	27,056	4,490,214
Oracle Corp.	70,735	3,982,380
Total Technology		39,782,551

Utilities — 3.1%
Duke Energy Corp.	42,213	3,660,712
Edison International	61,356	4,573,476
Total Utilities		8,234,188

Total Common Stocks
(Cost $271,969,314)		268,333,030

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.34%(b)
(Cost $234,538)	234,538	234,538

Total Investments — 100.0%
(Cost $272,203,852)		268,567,568
Other Assets and Liabilities, Net — 0.0%(c)		168,028
Net Assets — 100.0%		$268,735,596

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,319,432; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $4,426,356.
(b)	Reflects the 1-day yield at July 31, 2019.
(c)	Less than 0.05%

1

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$268,333,030	$—	$—	$268,333,030
Short-Term Investment:
Money Market Fund	234,538	—	—	234,538
Total Investments in Securities	$268,567,568	$—	$—	$268,567,568

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.  FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the following hierarchy:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at January 31, 2019 is disclosed at the end of each Fund's Schedule of Investments.

2.	OTHER AFFILIATED PARTIES AND TRANSACTIONS (unaudited)

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered an affiliate. At July 31, 2019, affiliated transactions, if any, are listed at the end of each Fund's respective Schedule of Investments.